UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:           811-21493

BlackRock Strategic Dividend AchieversTM Trust
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Strategic Dividend AchieversTM Trust
40 East 52nd Street, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code: 888-825-2257__________________

Date of fiscal year end:___October 31, 2006__________________________________

Date of reporting period:__ April 30, 2006____________________________________

Item 1. Reports to Stockholders.
The Registrant’s semi-annual report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

FIXED INCOME LIQUIDITY EQUITIES ALTERNATIVES BLACKROCK SOLUTIONS

BlackRock
Closed-End Funds
Semi-Annual Report

APRIL 30, 2006 (Unaudited)

BlackRock Dividend AchieversTM Trust (BDV)

BlackRock Enhanced Dividend AchieversTM Trust (BDJ)

BlackRock Global Energy and Resources Trust (BGR)

BlackRock Global Opportunities Equity Trust (BOE)

BlackRock Health Sciences Trust (BME)

BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY)

BlackRock Strategic Dividend AchieversTM Trust (BDT)

BlackRock World Investment Trust (BWC)

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

Privacy Principles of the Trusts

          The Trusts are committed to maintaining the privacy of shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Trusts collect, how we protect that information and why, in certain cases, we may share information with select other parties.

          Generally, the Trusts do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of shareholders may become available to the Trusts. The Trusts do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third-party administrator).

          The Trusts restrict access to non-public personal information about their shareholders to BlackRock employees with a legitimate business need for the information. The Trusts maintain physical, electronic and procedural safeguards designed to protect the non-public personal information of their shareholders.

LETTER TO SHAREHOLDERS

April 30, 2006

Dear Shareholder:

          We are pleased to present the semi-annual report for the Trusts for the six months ended April 30, 2006. This report contains the Trusts’ unaudited and audited financial statements and a listing of the portfolios’ holdings.

         The following table shows the Trusts’ closing market prices and net asset values (“NAV”) per share as of April 30, 2006.

Trust (Ticker)	Closing Market Value	NAV

BlackRock Dividend AchieversTM Trust (BDV)	$12.98	$15.02

BlackRock Enhanced Dividend AchieversTM Trust (BDJ)	13.30	14.39

BlackRock Global Energy and Resources Trust (BGR)	27.12	31.77

BlackRock Global Opportunities Equity Trust (BOE)	25.80	27.41

BlackRock Health Sciences Trust (BME)	24.98	27.37

BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY)	15.15	17.49

BlackRock Strategic Dividend AchieversTM Trust (BDT)	13.85	15.75

BlackRock World Investment Trust (BWC)	16.53	16.87

          BlackRock, Inc. (“BlackRock”), a world leader in asset management, is recognized for its emphasis on risk management and proprietary analytics, and for its reputation for managing money for the world’s largest institutional investors. As of March 31, 2006, BlackRock’s assets under management totaled approximately $463 billion across various investment strategies. BlackRock is also a significant provider of risk management and advisory services that combine our capital markets expertise with our proprietarily developed risk management systems and technology. As of March 31, 2006, BlackRock provided risk management services to portfolios with aggregate assets of over $3.5 trillion. BlackRock Advisors, Inc. and its affiliates, BlackRock Financial Management, Inc. and State Street Research and Management Company, which manage the Trusts, are wholly owned subsidiaries of BlackRock.

          On behalf of BlackRock, we thank you for your continued confidence and assure you that we remain committed to excellence in managing your assets.

Sincerely,

Laurence D. Fink Chief Executive Officer BlackRock Advisors, Inc.	Ralph L. Schlosstein President BlackRock Advisors, Inc.

TRUST SUMMARIES (unaudited)
APRIL 30, 2006

BlackRock Dividend AchieversTM Trust (BDV)

Trust Information

Symbol on New York Stock Exchange:	BDV

Initial Offering Date:	December 23, 2003

Closing Market Price as of 4/30/06:	$12.98

Net Asset Value as of 4/30/06:	$15.02

Current Quarterly Distribution per Common Share:[1]	$0.2250

Current Annualized Distribution per Common Share:[1]	$0.9000

[1]

The distribution is not constant and is subject to change. Past performance does not guarantee future results. A portion of the distribution may be deemed a tax return of capital or net realized gain at fiscal year end.

The table below summarizes the Trust’s market price and NAV:

	4/30/06	10/31/05	Change	High	Low

Market Price	$12.98	$12.77	1.64%	$13.48	$12.28

NAV	$15.02	$14.21	5.70%	$15.02	$14.15

The following chart shows the portfolio composition of the Trust’s long-term investments:

Portfolio Breakdown2

Sector	April 30, 2006	October 31, 2005

Financial Institutions	41%	43%

Consumer Products	14	13

Energy	14	17

Health Care	12	10

Telecommunications	5	5

Conglomerates	4	3

Real Estate	4	4

Basic Materials	2	2

Industrials	2	1

Automotive	1	1

Technology	1	1

[2]	A category may contain multiple industries as defined by the SEC’s Standard Industry Codes.

TRUST SUMMARIES (unaudited)
APRIL 30, 2006

BlackRock Enhanced Dividend AchieversTM Trust (BDJ)

Trust Information

Symbol on New York Stock Exchange:	BDJ

Initial Offering Date:	August 31, 2005

Closing Market Price as of 4/30/06:	$13.30

Net Asset Value as of 4/30/06:	$14.39

Current Monthly Distribution per Common Share:[1]	$0.101875

Current Annualized Distribution per Common Share:[1]	$1.2225

[1]

The distribution is not constant and is subject to change. Past performance does not guarantee future results. A portion of the distribution may be deemed a tax return of capital or net realized gain at fiscal year end.

The table below summarizes the Trust’s market price and NAV:

	4/30/06	10/31/05	Change	High	Low

Market Price	$13.30	$13.79	(3.55)%	$14.31	$12.16

NAV	$14.39	$14.01	2.71%	$14.47	$13.96

The following chart shows the portfolio composition of the Trust’s long-term investments:

Portfolio Breakdown2

Sector	April 30, 2006	October 31, 2005

Financial Institutions	39%	42%

Consumer Products	15	15

Energy	14	13

Health Care	14	13

Real Estate	5	5

Telecommunications	5	5

Conglomerates	4	5

Industrials	2	1

Basic Materials	1	1

Technology	1	—

[2]	A category may contain multiple industries as defined by the SEC’s Standard Industry Codes.

TRUST SUMMARIES (unaudited)
APRIL 30, 2006

BlackRock Global Energy and Resources Trust (BGR)

Trust Information

Symbol on New York Stock Exchange:	BGR

Initial Offering Date:	December 29, 2004

Closing Market Price as of 4/30/06:	$27.12

Net Asset Value as of 4/30/06:	$31.77

Current Quarterly Distribution per Common Share:[1]	$0.3750

Current Annualized Distribution per Common Share:[1]	$1.5000

[1]

The distribution is not constant and is subject to change. Past performance does not guarantee future results. A portion of the distribution may be deemed a tax return of capital or net realized gain at fiscal year end.

The table below summarizes the Trust’s market price and NAV:

	4/30/06	10/31/05	Change	High	Low

Market Price	$27.12	$25.16	7.79%	$28.00	$24.41

NAV	$31.77	$28.12	12.98%	$32.09	$27.45

The following charts show the portfolio composition of the Trust’s long-term investments:

Portfolio Breakdown

Country	April 30, 2006	October 31, 2005

United States	64%	61%

Canada	20	24

Bermuda	3	3

Luxembourg	2	1

Norway	2	2

United Kingdom	2	2

Australia	1	2

Brazil	1	1

Cayman Islands	1	—

Denmark	1	1

France	1	1

Italy	1	1

Netherlands	1	1

Sector[2]	April 30, 2006	October 31, 2005

Energy	96%	93%

Basic Materials	2	3

Industrials	1	—

Transportation	1	3

Building & Development	—	1

[2]	A category may contain multiple industries as defined by the SEC’s Standard Industry Codes.

TRUST SUMMARIES (unaudited)
APRIL 30, 2006

BlackRock Global Opportunities Equity Trust (BOE)

Trust Information

Symbol on New York Stock Exchange:	BOE

Initial Offering Date:	May 31, 2005

Closing Market Price as of 4/30/06:	$25.80

Net Asset Value as of 4/30/06:	$27.41

Current Quarterly Distribution per Common Share:[1]	$0.568750

Current Annualized Distribution per Common Share:[1]	$2.2750

[1]

The distribution is not constant and is subject to change. Past performance does not guarantee future results. A portion of the distribution may be deemed a tax return of capital or net realized gain at fiscal year end.

The table below summarizes the Trust’s market price and NAV:

	4/30/06	10/31/05	Change	High	Low

Market Price	$25.80	$23.88	8.04%	$26.00	$21.43

NAV	$27.41	$23.77	15.31%	$27.42	$23.29

The following charts show the portfolio composition of the Trust’s long-term investments:

Portfolio Breakdown

Country	April 30, 2006	October 31, 2005

United Kingdom	19%	23%

United States	11	11

Japan	10	13

Germany	7	4

Hong Kong	6	8

Sweden	6	2

Canada	4	2

Italy	4	1

Netherlands	4	5

Norway	4	3

South Korea	4	7

Australia	3	3

Brazil	2	2

Finland	2	2

France	2	1

Greece	2	2

Ireland	2	1

Singapore	2	1

South Africa	2	2

China	1	1

Denmark	1	1

Mexico	1	1

New Zealand	1	1

Taiwan	—	3

BlackRock Global Opportunities Equity Trust (BOE) (continued)

Sector[2]	April 30, 2006	October 31, 2005

Financial Institutions	29%	27%

Energy	20	19

Industrials	14	12

Consumer Products	13	10

Building & Development	6	5

Real Estate	4	5

Automotive	3	3

Basic Materials	3	9

Business Equipment & Services	2	—

Telecommunications	2	1

Conglomerates	1	—

Entertainment & Leisure	1	2

Media	1	1

Technology	1	1

Containers & Packaging	—	1

Transportation	—	4

[2]	A category may contain multiple industries as defined by the SEC’s Standard Industry Codes.

TRUST SUMMARIES (unaudited)
APRIL 30, 2006

BlackRock Health Sciences Trust (BME)

Trust Information

Symbol on New York Stock Exchange:	BME

Initial Offering Date:	March 31, 2005

Closing Market Price as of 4/30/06:	$24.98

Net Asset Value as of 4/30/06:	$27.37

Current Quarterly Distribution per Common Share:[1]	$0.384375

Current Annualized Distribution per Common Share:[1]	$1.5375

[1]

The distribution is not constant and is subject to change. Past performance does not guarantee future results. A portion of the distribution may be deemed a tax return of capital or net realized gain at fiscal year end.

The table below summarizes the Trust’s market price and NAV:

	4/30/06	10/31/05	Change	High	Low

Market Price	$24.98	$25.19	(0.83)%	$28.10	$24.16

NAV	$27.37	$26.38	3.75%	$29.26	$26.27

The following charts show the portfolio composition of the Trust’s long-term investments.

Portfolio Breakdown

Country	April 30, 2006	October 31, 2005

United States	82%	85%

United Kingdom	9	3

Switzerland	6	8

Canada	2	2

France	1	1

Israel	—	1

All of the Trust’s long-term investments are in the health sciences industry.

TRUST SUMMARIES (unaudited)
APRIL 30, 2006

BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY)

Trust Information

Symbol on American Stock Exchange:	BQY

Initial Offering Date:	May 28, 2004

Closing Market Price as of 4/30/06:	$15.15

Net Asset Value as of 4/30/06:	$17.49

Current Quarterly Distribution per Common Share:[1]	$0.2250

Current Annualized Distribution per Common Share:[1]	$0.9000

[1]

The distribution is not constant and is subject to change. Past performance does not guarantee future results. A portion of the distribution may be deemed a tax return of capital or net realized gain at fiscal year end.

The table below summarizes the Trust’s market price and NAV:

	4/30/06	10/31/05	Change	High	Low

Market Price	$15.15	$14.54	4.20%	$15.24	$13.94

NAV	$17.49	$15.98	9.45%	$17.49	$15.86

The following charts show the portfolio composition of the Trust’s long-term investments:

Portfolio Breakdown

Country	April 30, 2006	October 31, 2005

United States	54%	56%

United Kingdom	11	13

Canada	7	6

Australia	5	5

France	5	4

Japan	5	4

Sweden	3	3

Germany	2	2

Hong Kong	2	1

Netherlands	2	2

Austria	1	—

Denmark	1	1

Italy	1	1

Spain	1	1

Singapore	—	1

BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY) (continued)

Sector[2]	April 30, 2006	October 31, 2005

Financial Institutions	25%	24%

Energy	16	16

Consumer Products	9	12

Real Estate	9	10

Technology	9	10

Health Care	7	8

Telecommunications	7	7

Industrials	4	6

Conglomerates	3	3

Automotive	2	—

Basic Materials	2	3

Building & Development	2	—

Business Equipment & Services	2	—

Aerospace & Defense	1	1

Entertainment & Leisure	1	—

Media	1	—

[2]	A category may contain multiple industries as defined by the SEC’s Standard Industry Codes.

TRUST SUMMARIES (unaudited)
APRIL 30, 2006

BlackRock Strategic Dividend AchieversTM Trust (BDT)

Trust Information

Symbol on New York Stock Exchange:	BDT

Initial Offering Date:	March 30, 2004

Closing Market Price as of 4/30/06:	$13.85

Net Asset Value as of 4/30/06:	$15.75

Current Quarterly Distribution per Common Share:[1]	$0.2250

Current Annualized Distribution per Common Share:[1]	$0.9000

[1]

The distribution is not constant and is subject to change. Past performance does not guarantee future results. A portion of the distribution may be deemed a tax return of capital or net realized gain at fiscal year end.

The table below summarizes the Trust’s market price and NAV:

	4/30/06	10/31/05	Change	High	Low

Market Price	$13.85	$13.20	4.92%	$14.05	$12.82

NAV	$15.75	$15.14	4.03%	$15.88	$15.07

The following chart shows the portfolio composition of the Trust’s long-term investments:

Portfolio Breakdown2

Sector	April 30, 2006	October 31, 2005

Financial Institutions	43%	44%

Energy	16	17

Consumer Products	13	13

Industrials	11	10

Real Estate	10	9

Automotive	4	4

Basic Materials	2	2

Health Care	1	1

[2]	A category may contain multiple industries as defined by the SEC’s Standard Industry Codes.

TRUST SUMMARIES (unaudited)
APRIL 30, 2006

BlackRock World Investment Trust (BWC)

Trust Information

Symbol on New York Stock Exchange:	BWC

Initial Offering Date:	October 27, 2005

Closing Market Price as of 4/30/06:	$16.53

Net Asset Value as of 4/30/06:	$16.87

Current Monthly Distribution per Share:[1]	$0.113750

Current Annualized Distribution per Share:[1]	$1.3650

[1]

The distribution is not constant and is subject to change. Past performance does not guarantee future results. A portion of the distribution may be deemed a tax return of capital or net realized gain at fiscal year end.

The table below summarizes the Trust’s market price and NAV:

	4/30/06	10/31/05	Change	High	Low

Market Price	$16.53	$15.08	9.62%	$16.54	$14.35

NAV	$16.87	$14.42	16.99%	$16.87	$14.42

The following charts show the portfolio composition of the Trust’s long-term investments:

Portfolio Breakdown

Country	April 30, 2006	October 31, 2005

Japan	18%	20%

United States	13	19

United Kingdom	12	12

Sweden	8	7

Germany	5	4

Italy	5	3

Netherlands	5	5

Australia	3	3

Brazil	3	3

Finland	3	3

Hong Kong	3	2

Mexico	3	2

Norway	3	4

Bermuda	2	2

Canada	2	2

France	2	2

Switzerland	2	1

Belgium	1	1

China	1	2

Denmark	1	1

Greece	1	—

Singapore	1	1

South Africa	1	—

Spain	1	1

Thailand	1	—

BlackRock World Investment Trust (BWC) (continued)

Sector[2]	April 30, 2006	October 31, 2005

Financial Institutions	23%	19%

Energy	22	23

Industrials	20	21

Consumer Products	12	16

Basic Materials	9	13

Telecommunications	4	3

Automotive	2	—

Media	2	—

Real Estate	2	—

Technology	2	4

Building & Development	1	—

Health Care	1	—

Foreign Government	—	1

[2]	A category may contain multiple industries as defined by the SEC’s Standard Industry Codes.

PORTFOLIO OF INVESTMENTS (unaudited)
APRIL 30, 2006

BlackRock Dividend AchieversTM Trust (BDV)

Shares	Description	Value

	LONG-TERM INVESTMENTS—99.4%
	Common Stocks—99.4%
	Aerospace & Defense—0.3%
34,300	United Technologies Corp.	$2,154,383

	Automotive—0.8%
142,900	Genuine Parts Co.	6,237,585

	Basic Materials—1.7%
69,300	PPG Industries, Inc.	4,651,416
225,500	RPM Intl., Inc.	4,149,200
167,000	Sonoco Products Co.	5,230,440

	Total Basic Materials	14,031,056

	Conglomerates—3.9%
914,100	General Electric Co.	31,618,719

	Consumer Products—14.1%
503,300	Altria Group, Inc.	36,821,428
97,700	Anheuser-Busch Cos., Inc.	4,355,466
481,900	Coca-Cola Co. (The)	20,220,524
427,000	ConAgra Foods, Inc.	9,684,360
48,200	Home Depot, Inc.	1,924,626
186,200	Kimberly-Clark Corp.	10,898,286
172,500	McDonald’s Corp.	5,963,325
72,000	Procter & Gamble Co. (The)	4,191,120
524,400	Sara Lee Corp.	9,371,028
48,300	Stanley Works (The)	2,523,675
154,000	Universal Corp.	5,862,780
79,400	Wal-Mart Stores, Inc.	3,575,382

	Total Consumer Products	115,392,000

	Energy—14.2%
120,000	Atmos Energy Corp.	3,184,800
604,000	Chevron Corp.	36,856,080
407,100	Consolidated Edison, Inc.	17,554,152
363,000	Exxon Mobil Corp.	22,898,040
117,000	National Fuel Gas Co.	3,890,250
42,900	Peoples Energy Corp.	1,558,557
199,700	Pinnacle West Capital Corp.	8,007,970
339,300	Progress Energy, Inc.	14,522,040
104,100	Vectren Corp.	2,781,552
67,600	WGL Holdings, Inc.	1,988,792
56,900	WPS Resources Corp.	2,844,431

	Total Energy	116,086,664

	Financial Institutions—40.2%
75,000	Allstate Corp.	4,236,750
60,000	American Intl. Group	3,915,000
582,300	AmSouth Bancorp	16,851,762
135,600	Arthur J. Gallagher & Co.	3,720,864
881,835	Bank of America Corp.	44,021,203
429,600	BB&T Corp.	18,447,024
766,300	Citigroup, Inc.	38,276,685
281,400	Comerica, Inc.	16,003,218
346,000	Fifth Third Bancorp	13,985,320
151,400	First Commonwealth Financial Corp.	2,025,732
52,600	FirstMerit Corp.	1,293,434
123,500	FNB Corp.	2,072,330
41,200	Franklin Resources, Inc.	3,836,544
61,000	Freddie Mac	3,724,660
561,100	KeyCorp	21,445,242
99,500	Lincoln National Corp.	5,778,960
783,800	National City Corp.	28,922,220
432,000	North Fork Bancorporation, Inc.	13,016,160
100,000	Popular, Inc.	2,068,000
168,000	SunTrust Bank, Inc.	12,991,440
69,000	T. Rowe Price Group, Inc.	5,809,110
73,437	TD Banknorth, Inc.	2,180,345

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
APRIL 30, 2006

BlackRock Dividend AchieversTM Trust (BDV) (continued)

Shares	Description	Value

	Common Stocks—(cont’d)
	Financial Institutions—(cont’d)
97,755	Valley National Bancorp	$2,545,540
663,700	Washington Mutual, Inc.	29,906,322
469,700	Wells Fargo & Co.	32,263,693

	Total Financial Institutions	329,337,558

	Health Care—11.9%
174,100	Abbott Laboratories	7,441,034
315,400	Eli Lilly & Co.	16,690,968
257,500	Johnson & Johnson	15,092,075
775,200	Merck & Co., Inc.	26,682,384
1,258,000	Pfizer, Inc.	31,865,140

	Total Health Care	97,771,601

	Industrials—1.7%
77,100	3M Co.	6,586,653
27,800	Caterpillar, Inc.	2,105,572
27,900	Emerson Electric Co.	2,370,105
207,200	ServiceMaster Co. (The)	2,494,688

	Total Industrials	13,557,018

	Real Estate—4.4%
89,200	Commercial Net Lease Realty (REIT)	1,877,660
119,200	General Growth Properties, Inc. (REIT)	5,596,440
184,400	Health Care Property Investors, Inc. (REIT)	5,056,248
55,000	Healthcare Realty Trust, Inc. (REIT)	2,082,850
97,000	Home Properties, Inc. (REIT)	4,851,940
94,000	Lexington Corporate Properties Trust (REIT)	2,026,640
102,000	Liberty Property Trust (REIT)	4,559,400
85,900	Realty Income Corp. (REIT)	1,947,353
58,300	Sun Communities, Inc. (REIT)	1,897,665
167,400	United Dominion Realty Trust, Inc. (REIT)	4,551,606
57,800	Universal Health Realty Income Trust (REIT)	1,858,848

	Total Real Estate	36,306,650

	Technology—1.4%
50,100	Intl. Business Machines Corp.	4,125,234
184,000	Pitney Bowes, Inc.	7,700,400

	Total Technology	11,825,634

	Telecommunications—4.8%
63,000	Alltel Corp.	4,055,310
1,360,000	AT&T, Inc.	35,645,600

	Total Telecommunications	39,700,910

	Total Common Stocks (cost $752,241,938)	814,019,778

	MONEY MARKET FUND—0.4%
3,249,538	Fidelity Institutional Money Market Prime Portfolio (cost $3,249,538)	3,249,538

	Total investments—99.8% (cost $755,491,4761)	$817,269,316
	Other assets in excess of liabilities—0.2%	1,595,245

	Net Assets—100.0%	$818,864,561

[1]

Cost for federal income tax purposes is $754,999,459. The net unrealized appreciation on a tax basis is $62,269,857, consisting of $80,921,207 gross unrealized appreciation and $18,651,350 gross unrealized depreciation.

A category may contain multiple industries as defined by the SEC’s Standard Industry Codes.

KEY TO ABBREVIATIONS

REIT — Real Estate Investment Trust

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
APRIL 30, 2006

BlackRock Enhanced Dividend AchieversTM Trust (BDJ)

Shares		Description	Value

		LONG-TERM INVESTMENTS—96.0%
		Common Stocks—96.0%
		Basic Materials—1.2%
92,100		PPG Industries, Inc.	$6,181,752
294,200		RPM Intl., Inc.	5,413,280

		Total Basic Materials	11,595,032

		Conglomerates—4.4%
1,273,000		General Electric Co.	44,033,070

		Consumer Products—14.6%
608,400	[1]	Altria Group, Inc.	44,510,544
82,500		Anheuser-Busch Cos., Inc.	3,677,850
1,083,900		Coca-Cola Co. (The)	45,480,444
803,800		ConAgra Foods, Inc.	18,230,184
80,200	[1]	Kimberly-Clark Corp.	4,694,106
160,700		La-Z-Boy, Inc.	2,461,924
118,700		McDonald’s Corp.	4,103,459
978,500		Sara Lee Corp.	17,485,795
85,500		Stanley Works (The)	4,467,375

		Total Consumer Products	145,111,681

		Energy—13.0%
206,200	[1]	Atmos Energy Corp.	5,472,548
137,100		Black Hills Corp.	4,990,440
784,600		Chevron Corp.	47,876,292
421,200		Consolidated Edison, Inc.	18,162,144
151,000		Exxon Mobil Corp.	9,525,080
86,000		National Fuel Gas Co.	2,859,500
63,000		Nicor, Inc.	2,495,430
89,300		Otter Tail Corp.	2,665,605
206,200		Peoples Energy Corp.	7,491,246
127,400		Pinnacle West Capital Corp.	5,108,740
390,400		Progress Energy, Inc.	16,709,120
152,500		Vectren Corp.	4,074,800
42,700		WPS Resources Corp.	2,134,573

		Total Energy	129,565,518

		Financial Institutions—37.3%
45,100	[1]	Allstate Corp.	2,547,699
595,688		AmSouth Bancorp	17,239,211
192,000		Arthur J. Gallagher & Co.	5,268,480
216,500		BancorpSouth, Inc.	5,548,895
637,100		Bank of America Corp.	31,804,032
361,600	[1]	BB&T Corp.	15,527,104
93,100		Chemical Financial Corp.	2,710,141
907,200		Citigroup, Inc.	45,314,640
305,600		Comerica, Inc.	17,379,472
631,100		Fifth Third Bancorp	25,509,062
178,300		FirstMerit Corp.	4,384,397
38,900		Freddie Mac	2,375,234
279,906		Fulton Financial Corp.	4,604,454
195,800		KeyCorp	7,483,476
219,174		Lincoln National Corp.	12,729,626
497,300		National City Corp.	18,350,370
226,341		North Fork Bancorporation, Inc.	6,819,654
133,300		Old Republic Intl. Group	2,965,925
218,200		Regions Financial Corp.	7,966,482
186,010		Republic Bancorp, Inc.	2,133,535
76,900		S&T Bancorp, Inc.	2,730,719
227,400		SunTrust Bank, Inc	17,584,842
120,800		Synovus Financial Corp.	3,382,400
58,200		T. Rowe Price Group, Inc.	4,899,858
143,147		TD Banknorth, Inc.	4,250,034
230,500		Washington Federal, Inc.	5,513,560
1,064,500		Washington Mutual, Inc.	47,966,370
664,031		Wells Fargo & Co.	45,612,289

		Total Financial Institutions	370,601,961

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
APRIL 30, 2006

BlackRock Enhanced Dividend AchieversTM Trust (BDJ) (continued)

Shares	Description	Value

	Common Stocks—(cont’d)
	Health Care—13.3%
102,000 [1]	Abbott Laboratories	$4,359,480
796,600	Eli Lilly & Co.	42,156,072
101,400	Johnson & Johnson	5,943,054
1,016,512	Merck & Co., Inc.	34,988,343
1,774,100 [1]	Pfizer, Inc.	44,937,953

	Total Health Care	132,384,902

	Industrials—1.3%
64,700	3M Co.	5,527,321
71,700	RR Donnelley & Sons Co.	2,415,573
442,200	ServiceMaster Co. (The)	5,324,088

	Total Industrials	13,266,982

	Real Estate—5.0%
55,100	Colonial Properties Trust (REIT)	2,713,124
127,200	Commercial Net Lease Realty (REIT)	2,677,560
145,300	Duke Realty Corp. (REIT)	5,143,620
199,100	General Growth Properties, Inc. (REIT)	9,347,745
188,600	Health Care Property Investors, Inc. (REIT)	5,171,412
132,100	Healthcare Realty Trust, Inc. (REIT)	5,002,627
55,500	Home Properties, Inc. (REIT)	2,776,110
58,300	Kimco Realty Corp. (REIT)	2,164,679
144,700	Lexington Corporate Properties Trust (REIT)	3,119,732
57,900	Liberty Property Trust (REIT)	2,588,130
66,700	Prologis (REIT)	3,349,674
85,300	Sun Communities, Inc. (REIT)	2,776,515
110,800	United Dominion Realty Trust, Inc. (REIT)	3,012,652

	Total Real Estate	49,843,580

	Technology—0.9%
42,500	Intl. Business Machines Corp.	3,499,450
115,600	Pitney Bowes, Inc.	4,837,860

	Total Technology	8,337,310

	Telecommunications—5.0%
63,500 [1]	Alltel Corp.	4,087,495
1,752,800 [1]	AT&T, Inc.	45,940,888

	Total Telecommunications	50,028,383

	Total Common Stocks	954,768,419

	SHORT-TERM INVESTMENTS—3.7%
	Money Market Fund—3.1%
31,462,947	Fidelity Institutional Money Market Prime Portfolio	31,462,947

Principal
Amount

	U.S. Government and Agency Zero Coupon Bonds—0.6%
$ 5,700,000 [2]	Federal Home Loan Bank Discount Notes, 4.71%, 5/01/06	5,700,000

	Total Short-Term Investments (cost $37,162,947)	37,162,947

	Total investments before outstanding options written (cost $969,493,5823)	991,931,366

Contracts

	OUTSTANDING PUT OPTIONS WRITTEN—0.0%
(650)	Altria Group, Inc., strike price $65, expires 05/20/06	(9,750)
(400)	AT&T, Inc., strike price $25, expires 05/20/06	(2,000)
(500)	Eli Lilly & Co., strike price $53, expires 05/09/06	(36,500)
(700)	Pfizer, Inc., strike price $25, expires 05/20/06	(19,250)

	Total Outstanding Put Options Written (premium received ($135,871))	(67,500)

	OUTSTANDING CALL OPTIONS WRITTEN—(1.1)%
(280)	3M Co., strike price $79, expires 06/09/06	(184,240)
(75)	3M Co., strike price $85, expires 07/22/06	(22,500)
(550)	Abbott Laboratories, strike price $43.62, expires 06/30/06	(51,150)

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
APRIL 30, 2006

BlackRock Enhanced Dividend AchieversTM Trust (BDJ) (continued)

Contracts	Description	Value

	OUTSTANDING CALL OPTIONS WRITTEN—(cont’d)
(250)	Allstate Corp., strike price $55.50, expires 06/30/06	$(55,500)
(350)	Alltel Corp., strike price $65, expires 06/17/06	(52,500)
(172,500)	Altria Group, Inc., strike price $75, expires 05/19/06	(97,994)
(1,000)	Altria Group, Inc., strike price $75, expires 06/17/06	(150,000)
(62,500)	Altria Group, Inc., strike price $76, expires 06/16/06	(62,875)
(130,000)	AmSouth Bancorp, strike price $28.15, expires 05/26/06	(168,350)
(49,000)	AmSouth Bancorp, strike price $28.29, expires 05/19/06	(45,207)
(111,300)	AmSouth Bancorp, strike price $28.77, expires 06/16/06	(97,944)
(21,200)	Anheuser-Busch Cos., Inc., strike price $44.12, expires 06/16/06	(24,412)
(14,000)	Anheuser-Busch Cos., Inc., strike price $44.31, expires 07/21/06	(20,360)
(125)	Anheuser-Busch Cos., Inc., strike price $45, expires 06/17/06	(8,750)
(49,000)	Arthur J. Gallagher & Co., strike price $29.50, expires 05/19/06	(813)
(365,000)	AT&T, Inc., strike price $26, expires 06/16/06	(267,910)
(1,960)	AT&T, Inc., strike price $26.50, expires 07/07/06	(83,300)
(402,800)	AT&T, Inc., strike price $27, expires 05/26/06	(56,795)
(44,000)	Atmos Energy Corp., strike price $27, expires 06/16/06	(11,000)
(385)	BancorpSouth, Inc., strike price $24, expires 06/09/06	(71,995)
(317)	BancorpSouth, Inc., strike price $25, expires 05/20/06	(29,323)
(500)	BancorpSouth, Inc., strike price $25.50, expires 06/30/06	(43,500)
(400)	Bank of America Corp., strike price $45.50, expires 05/20/06	(204,000)
(1,750)	Bank of America Corp., strike price $47.50, expires 05/20/06	(446,250)
(1,100)	BB&T Corp., strike price $41.87, expires 06/09/06	(178,200)
(890)	BB&T Corp., strike price $42.50, expires 06/17/06	(106,800)
(225)	Black Hills Corp., strike price $35, expires 05/20/06	(37,688)
(17,000)	Chemical Financial Corp., strike price $32.99, expires 05/08/06	(3)
(500)	Chevron Corp., strike price $60, expires 05/20/06	(82,500)
(207,000)	Chevron Corp., strike price $62.25, expires 05/31/06	(185,265)
(1,723)	Chevron Corp., strike price $65, expires 06/17/06	(68,920)
(115,000)	Citigroup, Inc., strike price $47.50, expires 05/19/06	(309,879)
(1,500)	Citigroup, Inc., strike price $47.50, expires 05/20/06	(397,500)
(234,000)	Citigroup, Inc., strike price $48.05, expires 06/16/06	(617,198)
(200,000)	Coca-Cola Co. (The, strike price $41.50, expires 06/16/06)	(182,660)
(1,000)	Coca-Cola Co. (The, strike price $42.50, expires 05/20/06)	(25,000)
(183,300)	Coca-Cola Co. (The, strike price $43, expires 05/12/06)	(14,114)
(1,000)	Coca-Cola Co. (The, strike price $43.75, expires 05/26/06)	(7,000)
(8,500)	Colonial Properties Trust, strike price $47.65, expires 05/19/06	(11,767)
(10,000)	Colonial Properties Trust, strike price $48.80, expires 07/21/06	(16,544)
(12,200)	Colonial Properties Trust, strike price $60.11, expires 05/19/06	(3,150)
(180)	Comerica, Inc., strike price $60, expires 05/20/06	(1,800)
(500)	Comerica, Inc., strike price $60, expires 07/22/06	(55,000)
(22,500)	Commercial Net Lease Realty, strike price $21.60, expires 06/16/06	(8,280)
(27,000)	Commercial Net Lease Realty, strike price $22.87, expires 05/19/06	(243)
(20,500)	Commercial Net Lease Realty, strike price $23.07, expires 05/19/06	(88)
(2,300)	ConAgra Foods, Inc., strike price $21, expires 05/12/06	(402,500)
(212,000)	ConAgra Foods, Inc., strike price $21.76, expires 06/16/06	(274,131)
(500)	Consolidated Edison, Inc., strike price $42.50, expires 05/26/06	(37,500)
(460)	Consolidated Edison, Inc., strike price $45, expires 06/02/06	(4,140)
(28,000)	Duke Realty Corp., strike price $35.60, expires 06/16/06	(20,496)
(520)	Duke Realty Corp., strike price $37.75, expires 05/12/06	(2,600)
(155,000)	Eli Lilly & Co., strike price $55, expires 06/16/06	(70,370)
(150)	Eli Lilly & Co., strike price $55, expires 07/22/06	(12,750)
(125,500)	Eli Lilly & Co., strike price $59, expires 05/19/06	(125)
(145,000)	Eli Lilly & Co., strike price $59, expires 06/16/06	(6,235)
(180)	Exxon Mobil Corp., strike price $62.50, expires 05/20/06	(23,400)
(35,000)	Exxon Mobil Corp., strike price $62.50, expires 06/16/06	(67,845)
(300)	Exxon Mobil Corp., strike price $62.50, expires 07/22/06	(78,000)
(150)	Fifth Third Bancorp, strike price $40, expires 06/17/06	(22,875)
(1,410)	Fifth Third Bancorp, strike price $40.88, expires 05/12/06	(52,170)
(190,000)	Fifth Third Bancorp, strike price $41, expires 06/16/06	(180,310)
(450)[4]	FirstMerit Corp., strike price $25, expires 05/20/06	(15,750)
(55,000)	FirstMerit Corp., strike price $25.18, expires 05/19/06	(10,522)
(8,000)	Freddie Mac, strike price $62, expires 05/19/06	(6,218)
(15,000)	Freddie Mac, strike price $62, expires 06/16/06	(11,550)
(1,000)[4]	Fulton Financial Corp., strike price $16.625, expires 05/20/06	(25,000)

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
APRIL 30, 2006

BlackRock Enhanced Dividend AchieversTM Trust (BDJ) (continued)

Contracts	Description	Value

	OUTSTANDING CALL OPTIONS WRITTEN—(cont’d)
(80,000)	General Electric Co., strike price $34, expires 05/19/06	$(71,662)
(450)	General Electric Co., strike price $35, expires 05/20/06	(11,250)
(3,750)	General Electric Co., strike price $35, expires 06/17/06	(206,250)
(200,000)	General Electric Co., strike price $35, expires 07/21/06	(148,600)
(40,300)	General Growth Properties, strike price $46.60, expires 05/19/06	(57,500)
(400)	General Growth Properties, strike price $50, expires 06/17/06	(24,000)
(300)	General Growth Properties, strike price $50, expires 07/22/06	(30,750)
(47,000)	Health Care Property Investors, Inc., strike price $27.33, expires 06/16/06	(14,288)
(382)	Health Care Property Investors, Inc., strike price $28, expires 05/12/06	(3,820)
(175)	Health Care Property Investors, Inc., strike price $30, expires 07/22/06	(2,625)
(21,200)	Healthcare Realty Trust, Inc., strike price $38.16, expires 05/19/06	(5,412)
(25,000)	Healthcare Realty Trust, Inc., strike price $38.65, expires 07/21/06	(20,125)
(27,000)	Healthcare Realty Trust, Inc., strike price $38.70, expires 06/16/06	(10,800)
(78)	Home Properties, Inc., strike price $50, expires 05/20/06	(7,800)
(23,000)	Home Properties, Inc., strike price $50.64, expires 07/21/06	(33,373)
(11,000)	Intl. Business Machines Corp., strike price $84.42, expires 06/16/06	(9,081)
(110)	Intl. Business Machines Corp., strike price $85, expires 07/22/06	(13,750)
(55,000)	Johnson & Johnson, strike price $62.87, expires 05/26/06	(2,689)
(15,000)	KeyCorp, strike price $36.53, expires 06/16/06	(28,395)
(580)	KeyCorp, strike price $37.50, expires 05/20/06	(34,800)
(340)	KeyCorp, strike price $37.50, expires 06/17/06	(35,700)
(220)	Kimberly-Clark Corp., strike price $60, expires 06/17/06	(12,100)
(9,000)	Kimco Realty Corp., strike price $37.25, expires 07/21/06	(12,148)
(235)	Kimco Realty Corp., strike price $40, expires 05/20/06	(3,525)
(270)	La-Z-Boy, Inc., strike price $16, expires 06/09/06	(10,530)
(305)	La-Z-Boy, Inc., strike price $16, expires 06/23/06	(13,725)
(305)	La-Z-Boy, Inc., strike price $17, expires 05/12/06	(610)
(40,000)	Lexington Corporate Properties Trust, strike price $22, expires 06/16/06	(20,120)
(11,000)	Liberty Property Trust, strike price $45, expires 06/16/06	(12,914)
(21,000)	Liberty Property Trust, strike price $47.59, expires 05/19/06	(1,660)
(30,000)	Lincoln National Corp., strike price $56.24, expires 05/19/06	(86,760)
(24,000)	Lincoln National Corp., strike price $57.50, expires 06/16/06	(55,392)
(457)	Lincoln National Corp., strike price $60, expires 06/17/06	(67,408)
(250)	McDonald’s Corp., strike price $35, expires 06/17/06	(22,500)
(270)	McDonald’s Corp., strike price $35.50, expires 05/12/06	(5,940)
(129)	McDonald’s Corp., strike price $37.50, expires 06/17/06	(2,258)
(613)	Merck & Co., Inc, strike price $37.50, expires 05/20/06	(3,065)
(190,000)	Merck & Co., Inc, strike price $37.50, expires 06/16/06	(15,960)
(22,000)	Merck & Co., Inc., strike price $34, expires 05/31/06	(23,298)
(665)	Merck & Co., Inc., strike price $35, expires 05/20/06	(23,275)
(700)	Merck & Co., Inc., strike price $35, expires 06/17/06	(45,500)
(540)	Merck & Co., Inc., strike price $36.50, expires 06/09/06	(15,120)
(360)	Merck & Co., Inc., strike price $37.50, expires 07/22/06	(9,000)
(98,000)	National City Corp., strike price $35.72, expires 06/16/06	(173,656)
(800)	National City Corp., strike price $35.75, expires 05/12/06	(106,400)
(375)	National City Corp., strike price $36, expires 05/26/06	(49,500)
(400)	National City Corp., strike price $36.50, expires 05/12/06	(31,600)
(163)	National City Corp., strike price $37.50, expires 05/20/06	(4,075)
(17,500)	National Fuel Gas Co., strike price $32.83, expires 05/19/06	(16,732)
(275)	National Fuel Gas Co., strike price $33.50, expires 06/09/06	(18,700)
(63,000)	Nicor, Inc., strike price $42, expires 05/19/06	(8,064)
(73,000)	Old Republic Intl. Group, strike price $22.50, expires 05/19/06	(22,338)
(16,000)	Otter Tail Corp., strike price $29.50, expires 05/19/06	(10,109)
(10)	Otter Tail Corp., strike price $30, expires 05/20/06	(500)
(150)	Otter Tail Corp., strike price $30, expires 07/22/06	(16,500)
(17,500)	Otter Tail Corp., strike price $30.03, expires 06/16/06	(15,103)
(80,000)	Peoples Energy Corp., strike price $35.81, expires 06/16/06	(125,920)
(250,000)	Pfizer, Inc., strike price $25.50, expires 06/30/06	(141,000)
(135,000)	Pfizer, Inc., strike price $25.60, expires 06/16/06	(53,865)
(1,200)	Pfizer, Inc., strike price $25.62, expires 07/07/06	(60,000)
(600)	Pfizer, Inc., strike price $26, expires 05/26/06	(15,000)
(50,000)	Pfizer, Inc., strike price $26, expires 06/16/06	(12,700)
(63,600)	Pfizer, Inc., strike price $26.25, expires 05/19/06	(2,022)
(295,300)	Pfizer, Inc., strike price $26.68, expires 05/26/06	(6,792)

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
APRIL 30, 2006

BlackRock Enhanced Dividend AchieversTM Trust (BDJ) (continued)

Contracts	Description	Value

	OUTSTANDING CALL OPTIONS WRITTEN—(cont’d)
(470)	Pinnacle West Capital Corp., strike price $40, expires 05/20/06	$(25,850)
(17,500)	Pitney Bowes, Inc., strike price $43.10, expires 05/19/06	(2,253)
(21,000)	Pitney Bowes, Inc., strike price $43.10, expires 06/16/06	(8,882)
(250)	Pitney Bowes, Inc., strike price $43.25, expires 06/02/06	(4,000)
(185)	PPG Industries, Inc., strike price $65, expires 05/20/06	(47,175)
(32,000)	PPG Industries, Inc., strike price $67.50, expires 07/21/06	(59,648)
(770)	Progress Energy, Inc., strike price $44.25, expires 05/12/06	(3,080)
(830)	Progress Energy, Inc., strike price $44.25, expires 06/30/06	(39,840)
(54,500)	Progress Energy, Inc., strike price $45.25, expires 05/19/06	(2,125)
(365)	Prologis, strike price $55, expires 05/20/06	(7,300)
(682)	Regions Financial Corp., strike price $35, expires 05/20/06	(83,545)
(1,500)	Regions Financial Corp., strike price $37, expires 05/12/06	(28,500)
(40,000)	Republic Bancorp, Inc., strike price $12, expires 06/16/06	(4,000)
(68,000)	RPM Intl., Inc., strike price $17.89, expires 06/16/06	(61,268)
(332)	RPM Intl., Inc., strike price $18.37, expires 05/12/06	(9,628)
(60,000)	RPM Intl., Inc., strike price $19.50, expires 05/26/06	(720)
(525)	RR Donnelley & Sons Co., strike price $33.50, expires 05/12/06	(23,100)
(192)	RR Donnelley & Sons Co., strike price $35, expires 06/17/06	(4,800)
(23,000)	S&T Bancorp, Inc., strike price $38, expires 05/19/06	(3,059)
(10,000)	S&T Bancorp, Inc., strike price $38.30, expires 05/19/06	(930)
(100,000)	Sara Lee Corp., strike price $18.50, expires 05/31/06	(12,580)
(90,000)	ServiceMaster Co. (The), strike price $12.73, expires 05/19/06	(2,250)
(16,000)	ServiceMaster Co. (The), strike price $13, expires 05/19/06	(255)
(48,000)	ServiceMaster Co. (The), strike price $13, expires 06/16/06	(3,888)
(265)	Stanley Works (The), strike price $52.50, expires 05/20/06	(25,838)
(205)	Stanley Works (The), strike price $55, expires 07/22/06	(18,963)
(33,000)	Sun Communities, Inc., strike price $33.98, expires 06/16/06	(7,051)
(14,000)	Sun Communities, Inc., strike price $34.80, expires 05/19/06	(532)
(800)	SunTrust Bank, Inc., strike price $75, expires 05/20/06	(208,000)
(450)	SunTrust Bank, Inc., strike price $80, expires 07/22/06	(63,000)
(26,000)	Synovus Financial Corp., strike price $28.30, expires 06/30/06	(20,306)
(40,000)	Synovus Financial Corp., strike price $28.50, expires 06/16/06	(24,720)
(15,000)	T. Rowe Price Group, Inc., strike price $83.23, expires 06/16/06	(48,333)
(170)	T. Rowe Price Group, Inc., strike price $85, expires 07/22/06	(52,700)
(45,000)	TD Banknorth, Inc., strike price $29.50, expires 07/21/06	(46,946)
(34,000)	TD Banknorth, Inc., strike price $31, expires 05/19/06	(3,597)
(19,500)	United Dominion Realty Trust, Inc., strike price $27.66, expires 05/19/06	(5,562)
(22,000)	United Dominion Realty Trust, Inc., strike price $28, expires 06/16/06	(9,262)
(19,000)	United Dominion Realty Trust, Inc., strike price $28.10, expires 07/21/06	(9,336)
(30,600)	Vectren Corp., strike price $28.10, expires 06/16/06	(1,576)
(775)	Washington Federal, Inc., strike price $24, expires 05/26/06	(24,800)
(490)	Washington Federal, Inc., strike price $25, expires 07/22/06	(18,375)
(1,000)	Washington Mutual, Inc., strike price $45, expires 05/20/06	(70,000)
(296,000)	Washington Mutual, Inc., strike price $45.05, expires 06/30/06	(414,104)
(190,000)	Washington Mutual, Inc., strike price $45.50, expires 06/16/06	(184,110)
(204,800)	Wells Fargo & Co., strike price $65.28, expires 05/19/06	(663,142)
(160,500)	Wells Fargo & Co., strike price $65.50, expires 06/16/06	(533,342)
(23,000)	WPS Resources Corp., strike price $51.22, expires 06/16/06	(1,747)

	Total Outstanding Call Options Written (premium received ($8,811,151))	(10,910,826)

	Total outstanding options written (premium received ($8,947,022)	(10,978,326)

	Total investments net of outstanding options written—98.6%	$980,953,040
	Other assets in excess of liabilities—1.4%	13,727,858

	Net Assets—100.0%	$994,680,898

[1]	Security, or a portion thereof, pledged as collateral for outstanding options written.
[2]	Rate shown is yield to maturity as of April 30, 2006.
[3]

Cost for federal income tax purposes is $986,701,344. The net unrealized appreciation on a tax basis is $5,230,022, consisting of $21,325,237 gross unrealized appreciation and $16,095,215 gross unrealized depreciation.

[4]	Security is fair valued.

A category may contain multiple industries as defined by the SEC’s Standard Industry Codes.

KEY TO ABBREVIATIONS

REIT — Real Estate Investment Trust

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
APRIL 30, 2006

BlackRock Global Energy and Resources Trust (BGR)

Shares		Description	Value

		LONG-TERM INVESTMENTS—94.7%
		Common Stocks—94.7%
		Australia—1.1%
234,300		BHP Billiton Ltd. (ADR)	$10,674,708

		Bermuda—3.1%
800,000		Aries Maritime Transport Ltd.	10,600,000
236,200	[1]	Nabors Industries Ltd.	8,817,346
606,000		Ship Finance Intl. Ltd.	10,320,180

		Total Bermuda	29,737,526

		Brazil—0.9%
90,000		Petroleo Brasileiro SA (ADR)	8,894,700

		Canada—19.3%
451,400		AltaGas Income Trust	11,781,094
419,600		ARC Energy Trust	10,132,999
459,200		Baytex Energy Trust	8,633,231
216,000		Bonavista Energy Trust	7,078,610
121,600	[2]	Canadian Natural Resources Ltd.	7,320,320
309,800	[1]	Compton Petroleum Corp.	4,211,762
1,125,000	[3]	Duke Energy Income Fund	13,060,686
482,700		Fairborne Energy Ltd.	6,704,826
215,417	[1]	Fairquest Energy Ltd.	1,541,376
318,300		Focus Energy Trust	7,046,129
207,300		Fording Canadian Coal Trust	7,618,275
133,700		Husky Energy, Inc.	7,868,575
667,100		Keyera Facilities Income Fund	12,708,940
265,500		Pembina Pipeline Income Fund	4,001,319
290,500		Penn West Energy Trust	11,242,731
51,400		Potash Corp. of Saskatchewan	4,866,552
204,200		Precision Drilling Corp.	7,257,268
111,054		PrimeWest Energy Trust	3,220,566
568,700		Progress Energy Trust	8,850,570
199,800	[1]	Savanna Energy Services Corp.	5,504,083
163,900		Talisman Energy, Inc.	9,257,072
120,600	[1]	Trican Well Service Ltd.	5,845,279
399,900		Vermilion Energy Trust	11,814,049
174,200		Zargon Energy Trust	5,233,557

		Total Canada	182,799,869

		Cayman Islands—0.6%
87,100		GlobalSantaFe Corp.	5,331,391

		Denmark—0.5%
600		AP Moller - Maersk A/S	5,154,439

		France—0.8%
47,892		Technip SA	3,024,065
33,700		Total SA (ADR)	4,651,274

		Total France	7,675,339

		Italy—0.9%
358,000		Saipem SpA	8,951,807

		Luxembourg—1.5%
82,400		Stolt Offshore SA	1,343,217
274,345		Tenaris SA (ADR)	12,592,435

		Total Luxembourg	13,935,652

		Netherlands—1.2%
75,911	[1]	Core Laboratories NV	4,649,548
58,900		SBM Offshore NV	6,319,950

		Total Netherlands	10,969,498

		Norway—2.3%
33,600		Norsk Hydro ASA	5,171,998
142,300		Statoil ASA	4,685,476
353,400		Statoil ASA (ADR)	11,584,452

		Total Norway	21,441,926

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
APRIL 30, 2006

BlackRock Global Energy and Resources Trust (BGR) (continued)

Shares		Description	Value

		Common Stocks—(cont’d)
		United Kingdom—1.7%
145,000	[1]	Acergy SA (ADR)	$2,356,250
730,273		BG Group PLC	9,814,566
46,279	[2]	BP PLC (ADR)	3,411,688

		Total United Kingdom	15,582,504

		United States—60.8%
43,900		Amerada Hess Corp.	6,289,553
65,598		Anadarko Petroleum Corp.	6,875,982
238,600	[2]	Arch Coal, Inc.	22,664,614
217,900	[2]	Atmos Energy Corp.	5,783,066
321,900		Chesapeake Energy Corp.	10,197,792
66,000	[1,3]	CNX Gas Corp.	1,881,000
144,600		ConocoPhillips	9,673,740
309,600		Consol Energy, Inc.	26,365,536
99,700	[2]	Diamond Offshore Drilling, Inc.	9,049,769
90,300		Dominion Resources, Inc.	6,760,761
725,000		Double Hull Tankers, Inc.	9,280,000
368,900		El Paso Corp.	4,762,499
176,900		EnCana Corp.	8,853,845
712,700		Energy Transfer Partners LP	28,622,032
148,500		Enerplus Resources Fund	7,957,278
114,800		ENSCO Intl., Inc.	6,140,652
756,905		Enterprise Products Partners LP	18,725,830
316,800		EOG Resources, Inc.	22,248,864
72,400	[2]	Exxon Mobil Corp.	4,566,992
92,000	[1]	FMC Technologies, Inc.	5,021,360
190,500	[1]	Forest Oil Corp.	6,966,585
167,000	[1]	Grant Prideco, Inc.	8,550,400
181,900	[1]	Hercules Offshore, Inc.	7,437,891
88,400		Kerr-McGee Corp.	8,827,624
567,952	[1]	Kinder Morgan Management LLC	24,302,686
841,400	[2]	Magellan Midstream Partners LP	28,573,944
401,800		Massey Energy Co.	15,529,570
128,500	[1]	McDermott Intl., Inc.	7,812,800
165,058	[1]	National-Oilwell Varco, Inc.	11,384,050
383,685		Natural Resource Partners LP	21,524,729
227,300	[1]	Newfield Exploration Co.	10,137,580
25,000		Newmont Mining Corp.	1,459,000
90,800		Noble Corp.	7,167,752
204,300		Noble Energy, Inc.	9,189,414
214,400		Northern Border Partners LP	10,492,736
466,600		Peabody Energy Corp.	29,797,076
728,000		Penn Virginia Resource Partners LP	22,815,520
605,000		Plains All American Pipeline LP	26,408,250
137,700	[1]	Plains Exploration & Production	5,076,999
87,000		Questar Corp.	6,964,350
61,600		Schlumberger Ltd.	4,259,024
101,300		Suncor Energy, Inc.	8,685,462
436,800		TEPPCO Partners LP	16,624,608
232,900	[1]	Transocean, Inc.	18,881,203
376,400		Valero LP	20,009,424
265,424	[1]	Weatherford Intl. Ltd.	14,048,892

		Total United States	574,648,734

		Total Common Stocks (cost $696,410,677)	895,798,093

		SHORT-TERM INVESTMENTS—6.6%
		Money Market Fund—3.0%
28,230,227		Fidelity Institutional Money Market Prime Portfolio	28,230,227

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
APRIL 30, 2006

BlackRock Global Energy and Resources Trust (BGR) (continued)

Principal
Amount	Description	Value

	U.S. Government and Agency Zero Coupon Bond—3.6%
$33,800,000 [4]	Federal Home Loan Bank Discount Notes, 4.71%, 5/01/06	$33,800,000

	Total Short-Term Investments (cost $62,032,894)	62,030,227

Contracts

	OUTSTANDING OPTIONS PURCHASED—0.1%
100	Suncor Energy, Inc., strike price $75, expires 05/20/06	111,500
500	Tenaris SA (ADR), strike price $36, expires 06/17/06	565,000

	Total Outstanding Options Purchased (cost $239,500)	676,500

	Total investments before outstanding options written (cost $758,680,0715)	958,504,820

	OUTSTANDING OPTIONS WRITTEN—(1.3)%
	OUTSTANDING CALL OPTIONS WRITTEN—(1.3)%
(250)	Acergy SA (ADR), strike price $17.50, expires 08/19/06	(28,750)
(125)	Acergy SA (ADR), strike price $12.50, expires 05/20/06	(50,125)
(250)	Acergy SA (ADR), strike price $15, expires 05/20/06	(35,625)
(250)	Acergy SA (ADR), strike price $15, expires 08/19/06	(56,250)
(100)	Amerada Hess Corp., strike price $160, expires 05/20/06	(5,500)
(100)	Amerada Hess Corp., strike price $160, expires 06/17/06	(17,700)
(200)	Anadarko Petroleum Corp., strike price $110, expires 05/20/06	(29,000)
(100)	Anadarko Petroleum Corp., strike price $115, expires 05/20/06	(5,000)
(250)	Arch Coal, Inc., strike price $110, expires 06/17/06	(31,250)
(200)	Arch Coal, Inc., strike price $85, expires 05/20/06	(215,000)
(500)	Arch Coal, Inc., strike price $90, expires 07/22/06	(515,000)
(150)	BG Group PLC, strike price 650 GBP, expires 06/16/06	(271,481)
(150)	BG Group PLC, strike price 700 GBP, expires 06/16/06	(169,590)
(500)	BHP Billiton Ltd. (ADR), strike price $35, expires 05/20/06	(525,000)
(471)	BHP Billiton Ltd. (ADR), strike price $40, expires 05/20/06	(270,825)
(450)	BP PLC (ADR), strike price $75, expires 07/22/06	(102,150)
(200)	Canadian Natural Resources Ltd., strike price $60, expires 05/20/06	(51,000)
(200)	Canadian Natural Resources Ltd., strike price $65, expires 06/17/06	(35,000)
(500)	Chesapeake Energy Corp., strike price $32.50, expires 05/20/06	(40,000)
(250)	Chesapeake Energy Corp., strike price $35, expires 05/20/06	(5,000)
(250)	Chesapeake Energy Corp., strike price $35, expires 06/17/06	(15,000)
(100)	ConocoPhillips, strike price $65, expires 05/20/06	(29,500)
(150)	ConocoPhillips, strike price $70, expires 05/20/06	(12,000)
(300)	Consol Energy, Inc., strike price $75, expires 05/20/06	(315,000)
(300)	Consol Energy, Inc., strike price $75, expires 07/22/06	(372,000)
(300)	Consol Energy, Inc., strike price $80, expires 05/20/06	(177,000)
(300)	Consol Energy, Inc., strike price $95, expires 06/17/06	(33,750)
(15,000)	Core Laboratories NV, strike price $55, expires 05/19/06	(100,305)
(200)	Diamond Offshore Drilling, Inc., strike price $90, expires 05/20/06	(72,000)
(100)	Diamond Offshore Drilling, Inc., strike price $95, expires 06/17/06	(41,000)
(100)	Dominion Resources, Inc., strike price $75, expires 05/20/06	(10,500)
(450)	Dominion Resources, Inc., strike price $75, expires 07/22/06	(105,750)
(250)	Dominion Resources, Inc., strike price $77, expires 07/27/06	(38,750)
(100)	Encana Corp., strike price $50, expires 05/20/06	(20,000)
(200)	Encana Corp., strike price $55, expires 06/17/06	(16,000)
(200)	Encana Corp., strike price $55, expires 07/22/06	(33,000)
(200)	Ensco Intl., Inc., strike price $55, expires 05/20/06	(42,000)
(200)	Ensco Intl., Inc., strike price $55, expires 06/17/06	(54,000)
(100)	Ensco Intl., Inc., strike price $60, expires 06/17/06	(14,000)
(500)	EOG Resources, Inc., strike price $80, expires 05/20/06	(17,500)
(200)	EOG Resources, Inc., strike price $85, expires 07/22/06	(25,500)
(200)	Exxon Mobil Corp., strike price $62.50, expires 05/20/06	(26,000)
(100)	Exxon Mobil Corp., strike price $65, expires 06/17/06	(8,000)
(400)	Exxon Mobil Corp., strike price $65, expires 07/22/06	(60,000)
(250)	FMC Technologies, Inc., strike price $55, expires 05/20/06	(37,500)
(250)	Forest Oil Corp., strike price $40, expires 05/20/06	(5,000)
(250)	Forest Oil Corp., strike price $40, expires 06/17/06	(17,500)
(250)	GlobalSantaFe Corp., strike price $65, expires 05/20/06	(27,500)
(250)	GlobalSantaFe Corp., strike price $65, expires 07/22/06	(65,000)
(300)	Grant Prideco, Inc., strike price $45, expires 05/20/06	(193,500)

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
APRIL 30, 2006

BlackRock Global Energy and Resources Trust (BGR) (continued)

Contracts	Description	Value

	OUTSTANDING CALL OPTIONS WRITTEN—(cont’d)
(200)	Grant Prideco, Inc., strike price $55, expires 07/22/06	$(50,000)
(250)	Husky Energy, Inc., strike price 74 CAD, expires 07/22/06	(24,596)
(200)	IHC Caland NV, strike price 90 EUR, expires 05/19/06	(12,616)
(100)	Kerr-Mcgee Corp., strike price $105, expires 05/20/06	(23,500)
(100)	Kerr-Mcgee Corp., strike price $110, expires 05/20/06	(8,500)
(400)	Massey Energy Co., strike price $40, expires 05/20/06	(28,000)
(250)	McDermott Intl., Inc., strike price $55, expires 05/20/06	(175,000)
(250)	McDermott Intl., Inc., strike price $60, expires 05/20/06	(56,250)
(400)	Nabors Industries Ltd., strike price $75, expires 05/20/06	(56,000)
(400)	Nabors Industries Ltd., strike price $80, expires 05/20/06	(20,000)
(200)	National-Oilwell Varco, Inc., strike price $70, expires 05/20/06	(43,000)
(200)	National-Oilwell Varco, Inc., strike price $75, expires 05/20/06	(14,000)
(200)	National-Oilwell Varco, Inc., strike price $80, expires 06/17/06	(16,000)
(200)	Newfield Exploration Co., strike price $45, expires 05/20/06	(30,000)
(300)	Newfield Exploration Co., strike price $45, expires 06/17/06	(74,250)
(300)	Newfield Exploration Co., strike price $50, expires 06/17/06	(31,500)
(250)	Newmont Mining Corp., strike price $55, expires 05/20/06	(107,500)
(150)	Noble Corp., strike price $80, expires 05/20/06	(43,500)
(150)	Noble Corp., strike price $85, expires 06/17/06	(33,750)
(300)	Noble Energy, Inc., strike price $45, expires 05/20/06	(45,000)
(250)	Noble Energy, Inc., strike price $50, expires 05/20/06	(3,750)
(6,500)	Norsk Hydro ASA, strike price 903.20 NOK, expires 05/31/06	(50,389)
(500)	Peabody Energy Corp., strike price $45, expires 06/17/06	(960,000)
(1,820)	Peabody Energy Corp., strike price $50, expires 05/20/06	(2,529,800)
(400)	Penn West Energy Trust, strike price 44 CAD, expires 05/20/06	(21,466)
(162)	Petroleo Brasileiro SA (ADR), strike price $90, expires 07/22/06	(174,960)
(150)	Petroleo Brasileiro SA (ADR), strike price $95, expires 05/20/06	(85,500)
(250)	Plains Exploration & Production, strike price $40, expires 05/20/06	(6,875)
(100)	Potash Corp. of Saskatchewan, strike price $100, expires 06/17/06	(29,500)
(100)	Potash Corp. of Saskatchewan, strike price $95, expires 05/20/06	(34,000)
(250)	Precision Drilling Corp., strike price $35, expires 06/17/06	(41,250)
(250)	Precision Drilling Corp., strike price $37, expires 06/23/06	(18,750)
(100)	Questar Corp., strike price $80, expires 06/17/06	(30,750)
(100)	Questar Corp., strike price $80, expires 07/22/06	(42,000)
(100)	Questar Corp., strike price $85, expires 06/17/06	(12,000)
(90,500)	Saipem SpA, strike price 20.20 EUR, expires 06/09/06	(58,072)
(50,000)	Savanna Energy Services Corp., strike price 32 CAD, expires 05/19/06	(39,757)
(175)	Schlumberger Ltd., strike price $67.50, expires 08/19/06	(115,500)
(142,300)	Statoil ASA, strike price 212.67 NOK, expires 06/28/06	(73,568)
(200)	Suncor Energy, Inc., strike price $80, expires 05/20/06	(144,000)
(350)	Suncor Energy, Inc., strike price $80, expires 06/17/06	(290,500)
(200)	Talisman Energy, Inc., strike price $60, expires 05/20/06	(15,000)
(100)	Talisman Energy, Inc., strike price $65, expires 06/17/06	(7,250)
(100)	Talisman Energy, Inc., strike price $65, expires 07/22/06	(15,250)
(200)	Technip SA, strike price 60 EUR, expires 06/16/06	(1,262)
(500)	Tenaris SA (ADR), strike price $40, expires 05/20/06	(325,000)
(1,000)	Tenaris SA (ADR), strike price $40, expires 06/17/06	(760,000)
(500)	Tenaris SA (ADR), strike price $44, expires 06/17/06	(260,000)
(200)	Total SA (ADR), strike price $140, expires 05/20/06	(31,500)
(100)	Total SA (ADR), strike price $145, expires 06/17/06	(12,000)
(500)	Transocean, Inc., strike price $90, expires 05/20/06	(37,500)
(200)	Transocean, Inc., strike price $90, expires 06/17/06	(41,200)
(250)	Trican Well Service Ltd., strike price 60 CAD, expires 06/17/06	(15,653)
(250)	Weatherford Intl. Ltd., strike price $45, expires 05/20/06	(200,000)
(45,000)	Weatherford Intl. Ltd., strike price $50, expires 06/16/06	(208,620)
(250)	Weatherford Intl. Ltd., strike price $55, expires 06/17/06	(46,250)

	Total Outstanding Call Options Written (premium received ($7,668,308))	(12,075,635)

	OUTSTANDING PUT OPTIONS WRITTEN—0.0%
(250)[3]	Acergy SA (ADR), strike price $15, expires 05/20/06	(6,250)
(100)	Amerada Hess Corp., strike price $130, expires 05/20/06	(4,000)
(100)	Anadarko Petroleum Corp., strike price $100, expires 05/20/06	(10,500)
(250)	BHP Billiton Ltd. (ADR), strike price $40, expires 05/20/06	(3,750)
(300)	Canadian Natural Resources Ltd., strike price $55, expires 05/20/06	(15,750)

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
APRIL 30, 2006

BlackRock Global Energy and Resources Trust (BGR) (continued)

Contracts	Description	Value

	OUTSTANDING PUT OPTIONS WRITTEN—(cont’d)
(100)	Canadian Natural Resources Ltd., strike price $55, expires 06/17/06	$(12,000)
(100)	Chesapeake Energy Corp., strike price $30, expires 05/20/06	(6,000)
(200)	ConocoPhillips, strike price $65, expires 05/20/06	(23,000)
(100)	Diamond Offshore Drilling, Inc., strike price $80, expires 06/17/06	(14,500)
(200)	Diamond Offshore Drilling, Inc., strike price $85, expires 05/20/06	(20,000)
(200)	Encana Corp., strike price $45, expires 05/20/06	(3,000)
(300)	Fording Canadian Coal Trust, strike price $35, expires 05/20/06	(18,000)
(150)	Forest Oil Corp., strike price $35, expires 05/20/06	(9,000)
(200)	Grant Prideco, Inc., strike price $45, expires 06/17/06	(15,000)
(100)	Husky Energy, Inc., strike price 64 CAD, expires 05/20/06	(11,627)
(200)	Husky Energy, Inc., strike price 68 CAD, expires 05/20/06	(57,243)
(100)	Kerr-Mcgee Corp., strike price $95, expires 05/20/06	(11,500)
(200)	Massey Energy Co., strike price $35, expires 05/20/06	(4,000)
(100)	McDermott Intl., Inc., strike price $55, expires 05/20/06	(2,750)
(400)	Nabors Industries Ltd., strike price $67.50, expires 05/20/06	(10,000)
(200)	National-Oilwell Varco, Inc., strike price $60, expires 05/20/06	(4,000)
(30)	Nexen, Inc., strike price 58 CAD, expires 05/20/06	(738)
(150)	Noble Corp., strike price $75, expires 05/20/06	(17,625)
(150)	Petroleo Brasileiro SA (ADR), strike price $85, expires 05/20/06	(3,375)
(250)	Plains Exploration & Production, strike price $35, expires 05/20/06	(11,250)
(100)	Potash Corp. of Saskatchewan, strike price $85, expires 05/20/06	(4,500)
(200)	Schlumberger Ltd., strike price $60, expires 05/20/06	(5,000)
(100)	Transocean Sedco Forex, Inc., strike price $75, expires 05/20/06	(8,000)
(200)	Weatherford Intl. Ltd., strike price $45, expires 05/20/06	(3,000)

	Total Outstanding Put Options Written (premium received ($484,952))	(315,358)

	Total outstanding options written (premium received ($8,153,260))	(12,390,993)

	Total investments net of outstanding options written—100.0%	$946,113,827
	Liabilities in excess of other assets—0.0%	(459,234)

	Net Assets—100.0%	$945,654,593

[1]	Non-income producing security.
[2]	Security, or a portion thereof, pleged as collateral for outstanding options written.
[3]	Security is fair valued.
[4]	Rate shown is yield to maturity as of April 30, 2006.
[5]

Cost for federal income tax purposes is $763,975,069. The net unrealized appreciation on a tax basis is $194,529,751, consisting of $204,247,419 gross unrealized appreciation and $9,717,668 gross unrealized depreciation.

KEY TO ABBREVIATIONS

ADR — American Depositary Receipts
CAD — Canadian Dollar
GBP — British Pound
EUR — Euro
NOK — Norwegian Kroner

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
APRIL 30, 2006

BlackRock Global Opportunities Equity Trust (BOE)

Shares		Description	Value

		LONG-TERM INVESTMENTS—94.1%
		Common Stocks—94.1%
		Australia—2.7%
604,300		Foster’s Group Ltd.	$2,699,612
115,000		Publishing & Broadcasting Ltd.	1,622,487
89,700		QBE Insurance Group Ltd.	1,525,190
137,532		St. George Bank Ltd.	3,223,521

		Total Australia	9,070,810

		Brazil—1.8%
200,250		Gerdau SA (ADR)	3,464,325
26,900		Petroleo Brasileiro SA (ADR)	2,658,527

		Total Brazil	6,122,852

		Canada—3.3%
70,000	[1]	Barrick Gold Corp.	2,133,600
21,000		Canadian Imperial Bank of Commerce	1,554,269
120,000		CI Financial, Inc.	3,448,504
45,100		Fording Canadian Coal Trust	1,657,425
37,000		Teck Cominco Ltd., Class B	2,550,834

		Total Canada	11,344,632

		China—1.0%
31,600		PetroChina Co. Ltd. (ADR)	3,551,840

		Denmark—1.0%
84,000		Danske Bank A/S	3,341,760

		Finland—2.0%
96,000		Fortum Oyj	2,424,707
98,400		Wartsila Oyj	4,193,521

		Total Finland	6,618,228

		France—1.5%
2,130		Areva SA	1,612,333
21,900		Societe Generale	3,345,895

		Total France	4,958,228

		Germany—6.9%
50,300		Bilfinger Berger AG	3,220,535
24,600		Deutsche Bank AG	3,008,584
21,800		E.On AG	2,671,919
93,100		Hannover Rueckversicherung AG	3,453,194
117,100		IVG Immobilien AG	3,363,907
65,700		Man AG	4,979,885
30,000		RWE AG	2,600,550

		Total Germany	23,298,574

		Greece—1.9%
55,000		Cosmote Mobile Telecommunications SA	1,348,910
85,600		OPAP SA	3,164,211
65,400		Piraeus Bank SA	2,061,077

		Total Greece	6,574,198

		Hong Kong—5.5%
555,500		ASM Pacific Technology	3,234,858
358,000		Citic Pacific Ltd.	1,288,251
750,000		Giordano Intl. Ltd.	442,553
4,293,000		Guangdong Investment Ltd.	1,799,524
1,089,000		Hang Lung Properties Ltd.	2,191,119
480,000		Hong Kong Exchanges & Clearing Ltd.	3,451,434
459,000		Kerry Properties Ltd.	1,625,056
2,085,000		New World Development Co. Ltd.	3,737,957
336,000		Yue Yuen Industrial Holdings	985,903

		Total Hong Kong	18,756,655

		Ireland—1.6%
210,700		Irish Life & Permanent PLC	5,358,942

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
APRIL 30, 2006

BlackRock Global Opportunities Equity Trust (BOE) (continued)

Shares	Description	Value

	Common Stocks—(cont’d)
	Italy—3.3%
177,300	Acea SpA	$2,290,513
154,600	Credito Emiliano SpA	2,153,290
144,100	ENI SpA	4,399,501
324,900	Unicredito Italiano SpA	2,447,079

	Total Italy	11,290,383

	Japan—9.8%
30,100	Aisin Seiki Co. Ltd.	1,131,410
329,500	Bank of Yokohama Ltd.	2,584,143
21,000	Daito Trust Construction Co. Ltd.	1,091,819
151,900	Hitachi Construction Machinery Co. Ltd.	4,148,852
98,000	Isetan Co. Ltd.	2,009,661
173,000	Mitsui Trust Holdings, Inc.	2,389,927
414	Mizuho Financial Group, Inc.	3,530,444
600,000	Morinaga & Co. Ltd.	1,654,591
222,500	NSK Ltd.	2,012,690
250,000	Obayashi Corp.	1,912,352
485	Resona Holdings, Inc.	1,652,659
260,000	Shimizu Corp.	1,799,324
58,000	Showa Shell Sekiyu KK	719,238
208	Sumitomo Mitsui Financial Group, Inc.	2,283,406
44,500	TonenGeneral Sekiyu KK	483,436
31,800	Toyota Industries Corp.	1,418,733
20,100	Toyota Motor Corp. (ADR)	2,354,313

	Total Japan	33,176,998

	Mexico—1.3%
840,900	Grupo Mexico SA de CV	2,947,994
450,000	Kimberly-Clark de Mexico SA de CV	1,587,757

	Total Mexico	4,535,751

	Netherlands—3.9%
101,150	ABN Amro Holding NV	3,023,117
87,250	ING Groep NV	3,551,026
109,700	Koninklijke Wessanen NV	1,774,266
26,300	Rodamco Europe NV	2,830,276
19,500	SBM Offshore NV	2,092,343

	Total Netherlands	13,271,028

	New Zealand—0.6%
520,000	Telecom Corp. of New Zealand Ltd.	1,902,925

	Norway—4.0%
247,000	DNB NOR ASA	3,425,436
61,500	Orkla ASA	3,237,000
120,900	Statoil ASA	3,980,844
249,000	Storebrand ASA	2,948,323

	Total Norway	13,591,603

	Singapore—1.4%
609,000	Singapore Exchange Ltd.	1,656,461
310,500	United Overseas Bank Ltd.	3,201,436

	Total Singapore	4,857,897

	South Africa—2.1%
675,400	African Bank Investments Ltd.	3,774,377
165,200	Foschini Ltd.	1,673,294
370,800	Truworths Intl. Ltd.	1,788,474

	Total South Africa	7,236,145

	South Korea—3.3%
44,600	Daelim Industrial Co.	3,404,580
48,600	GS Engineering & Construction Corp.	3,524,428
33,000	Hyundai Heavy Industries	3,162,850
12,000	S-Oil Corp.	928,753

	Total South Korea	11,020,611

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
APRIL 30, 2006

BlackRock Global Opportunities Equity Trust (BOE) (continued)

Shares		Description	Value

		Common Stocks—(cont’d)
		Spain—0.5%
63,600		Gestevision Telecinco SA	$1,624,823

		Sweden—5.5%
142,600		Assa Abloy AB	2,761,275
92,500		D. Carnegie AB	2,055,108
129,423		Lindex AB	1,916,961
245,300		Nordea Bank AB	3,165,086
62,100		Oriflame Cosmetics SA (ADR)	2,350,131
62,300		Sandvik AB	4,055,075
139,700		Skanska AB	2,420,371

		Total Sweden	18,724,007

		Thailand—0.5%
5,313,000	[2]	Krung Thai Bank PCL	1,741,271

		United Kingdom—18.0%
226,200		Arriva PLC	2,390,366
225,400		BAA PLC	3,483,470
635,300		Bodycote Intl.	3,240,913
40,800		BP PLC (ADR)	3,007,776
1,767,700		Brit Insurance Holdings PLC	3,094,555
126,200		Dairy Crest Group PLC	1,083,924
295,000		De La Rue PLC	2,921,058
244,600		Diageo PLC	4,036,672
289,900		Exam PLC	2,881,132
510,100		Friends Provident PLC	1,830,157
580,900		GKN PLC	3,320,912
269,000		Hanson PLC	3,593,174
117,900		IMI PLC	1,209,358
207,000		Kelda Group PLC	2,899,012
807,300		Legal & General Group PLC	2,038,934
26,100		Rio Tinto PLC	1,435,457
41,900		Royal Dutch Shell PLC (ADR)	2,854,647
40,900		Sabmiller, Inc.	862,929
144,428		Scottish & Southern Energy PLC	2,962,936
163,400		Smiths Group PLC	3,037,789
205,313		United Utilities PLC	2,512,218
93,450		Viridian Group PLC	1,638,502
114,200		Whitbread PLC	2,332,397
99,897		Wolverhampton & Dudley Brew PLC	2,368,177

		Total United Kingdom	61,036,465

		United States—10.7%
212,289		Alaska Communications Systems Group, Inc.	2,676,964
47,200	[1]	Alliance Bernstein Holdings LP	3,042,040
20,400	[1]	Altria Group, Inc.	1,492,464
17,700	[1]	Arch Coal, Inc.	1,681,323
77,300	[1]	Archer-Daniels-Midland Co.	2,809,082
38,700		Atmos Energy Corp.	1,027,098
46,921	[1]	Caterpillar, Inc.	3,553,797
75,000	[1]	Consolidated Edison, Inc.	3,234,000
70,000	[1]	McDonald’s Corp.	2,419,900
40,500		Newmont Mining Corp.	2,363,580
64,800		Pepco Holdings, Inc.	1,495,584
72,900	[1]	RR Donnelley & Sons Co.	2,456,001
109,500		Strategic Hotels & Resorts, Inc.	2,483,460
57,100		UST, Inc.	2,508,403
166,805	[1]	Vector Group Ltd.	3,002,490

		Total United States	36,246,186

		Total Common Stocks (cost $289,042,775)	319,252,812

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
APRIL 30, 2006

BlackRock Global Opportunities Equity Trust (BOE) (continued)

Shares	Description	Value

	MONEY MARKET FUND—3.9%
13,037,380	Fidelity Institutional Money Market Prime Portfolio (cost $13,037,380)	$13,037,380

Contracts

	Total investments before outstanding options written (cost $302,080,1553)	332,290,192

	OUTSTANDING OPTIONS WRITTEN—(1.5)%
	OUTSTANDING PUT OPTIONS WRITTEN—0.0%
(100,000)	Sabmiller, Inc., strike price 10.83 GBP, expires 05/31/06 (premium received ($29,369))	(9,956)

	OUTSTANDING CALL OPTIONS WRITTEN—(1.5)%
(89,200)	ACEA SpA, strike price 10.42 EUR, expires 05/31/06	(6,043)
(260,000)	African Bank Investments Ltd., strike price 34.11 ZAR, expires 06/28/06	(53,189)
(120,000)	Alaska Communications Systems Group, Inc., strike price $12, expires 05/19/06	(80,280)
(37,900)	Alaska Communications Systems Group, Inc., strike price $12.23, expires 06/16/06	(22,323)
(55)	Alliance Bernstein Holdings LP, strike price $65, expires 05/20/06	(4,400)
(15,200)	Alliance Bernstein Holdings LP, strike price $72.50, expires 06/16/06	(1,459)
(100)	Altria Group, Inc., strike price $75, expires 06/17/06	(15,000)
(70)	Arch Coal, Inc., strike price $80, expires 05/20/06	(114,800)
(330)	Archer-Daniels-Midland Co., strike price $40, expires 06/17/06	(29,700)
(930)	Areva SA, strike price 552.54 EUR, expires 05/31/06	(62,816)
(101,700)	Arriva PLC, strike price 5.83 GBP, expires 06/28/06	(35,533)
(293,000)	ASM Pacific Technology, strike price 44.29 HKD, expires 05/24/06	(70,974)
(68,700)	Assa Abloy AB, strike price 141.95 SEK, expires 05/31/06	(42,351)
(16,000)	Atmos Energy Corp., strike price $27, expires 06/16/06	(4,000)
(97,000)	BAA PLC, strike price 8.56 GBP, expires 06/28/06	(36,424)
(350)	Barrick Gold Corp., strike price $30, expires 05/20/06	(45,500)
(22,300)	Bilfinger Berger AG, strike price 53.11 EUR, expires 05/31/06	(6,578)
(195,000)	Bodycote Intl., strike price 2.82 GBP, expires 06/28/06	(23,512)
(102,700)	Bodycote Intl., strike price 2.84 GBP, expires 05/31/06	(15,134)
(195)	BP PLC (ADR), strike price $80, expires 06/17/06	(5,850)
(870,000)	Brit Insurance Holdings PLC, strike price 1.01 GBP, expires 06/28/06	(23,972)
(137)	Canadian Imperial Bank of Commerce, strike price 85 CAD, expires 05/20/06	(5,514)
(220)	Caterpillar, Inc., strike price $80, expires 05/20/06	(12,100)
(518)	CI Financial, Inc., strike price 34 CAD, expires 05/20/06	(13,899)
(52)	CI Financial, Inc., strike price 34 CAD, expires 06/17/06	(2,558)
(208,000)	Citic Pacific Ltd., strike price 23.79 HKD, expires 05/24/06	(91,063)
(450)	Consolidated Edison, Inc., strike price $45, expires 06/02/06	(4,050)
(55,000)	Cosmote Mobile Telecommunications SA, strike price 19.25 EUR, expires 05/31/06	(38,857)
(62,000)	Credito Emiliano SpA, strike price 11.53 EUR, expires 06/09/06	(8,039)
(15,900)	D. Carnegie AB, strike price 154.58 SEK, expires 05/31/06	(24,946)
(25,000)	D. Carnegie AB, strike price 181.39 SEK, expires 06/09/06	(3,873)
(6,000)	Daelim Industrial Co., strike price 67,735.41 KRW, expires 05/11/06	(29,061)
(10,000)	Daelim Industrial Co., strike price 83,300 KRW, expires 07/06/06	(5,339)
(40,000)	Dairy Crest Group PLC, strike price 4.76 GBP, expires 06/28/06	(10,960)
(71,700)	Danske Bank A/S, strike price 77.44 DKK, expires 06/09/06	(17,738)
(39,500)	De La Rue PLC, strike price 5.74 GBP, expires 05/31/06	(5,597)
(103,100)	De La Rue PLC, strike price 5.77 GBP, expires 05/16/06	(1,997)
(123)	Deutsche Bank AG, strike price 96 EUR, expires 05/19/06	(44,070)
(171,300)	Diageo PLC, strike price 9.16 GBP, expires 05/16/06	(24,006)
(99,000)	DNB Nor ASA, strike price 86.70 NOK, expires 05/31/06	(27,389)
(14,000)	E.On AG, strike price 94.72 EUR, expires 06/28/06	(28,577)
(17,000)	ENI SpA, strike price 23.65 EUR, expires 05/31/06	(18,120)
(108)	ENI SpA, strike price 25 EUR, expires 05/19/06	(7,494)
(20,000)	Fording Canadian Coal Trust, strike price 40.10 CAD, expires 05/19/06	(3,120)
(9,700)	Fortum Oyj, strike price 20.50 EUR, expires 05/31/06	(5,324)
(32,500)	Fortum Oyj, strike price 21.77 EUR, expires 06/09/06	(6,681)
(82,600)	Foschini Ltd., strike price 60 ZAR, expires 06/28/06	(52,019)
(267,800)	Foster’s Group Ltd., strike price 5.59 AUD, expires 06/21/06	(74,670)
(221,000)	Freinds Provident PLC, strike price 2.04 GBP, expires 06/28/06	(17,692)
(1,710)	Gerdau SA (ADR), strike price $17.50, expires 06/17/06	(141,075)
(31,750)	Gestevision Telecinco SA, strike price 21.26 EUR, expires 06/28/06	(19,985)
(320,000)	GKN PLC, strike price 3.36 GBP, expires 05/16/06	(2,428)
(350,000)	Goirdano Intl. Ltd., strike price 4.19 HKD, expires 05/24/06	(8,950)
(38,000)	GS Engineering & Construction Corp., strike price 52,461.78 KRW, expires 05/11/06	(644,113)

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
APRIL 30, 2006

BlackRock Global Opportunities Equity Trust (BOE) (continued)

Contracts	Description	Value

	OUTSTANDING CALL OPTIONS WRITTEN—(cont’d)
(1,650,000)	Guangdong Investment Ltd., strike price 3.82 HKD, expires 06/27/06	$(6,725)
(545,000)	Hang Lung Properties Ltd., strike price 14.25 HKD, expires 05/24/06	(106,561)
(27,700)	Hannover Rueckversicherung AG, strike price 32.01 EUR, expires 06/09/06	(5,609)
(161,400)	Hanson PLC, strike price 8 GBP, expires 05/16/06	(2,979)
(35,000)	Hitachi Construction Machinery Co. Ltd., strike price 3,000 JPY, expires 05/30/06	(58,912)
(283,000)	Hong Kong Exchanges & Clearing Ltd., strike price 42.29 HKD, expires 05/24/06	(496,179)
(14,000)	Hyundai Heavy Industries, strike price 77,737.26 KRW, expires 05/11/06	(189,302)
(70)	IHC Caland NV, strike price 86 EUR, expires 05/19/06	(14,572)
(53,700)	IMI PLC, strike price 5.82 GBP, expires 05/31/06	(6,385)
(40,800)	ING Groep NV, strike price 32.77 EUR, expires 05/31/06	(27,698)
(142,500)	Irish Life & Permanent PLC, strike price 20.21 EUR, expires 05/16/06	(63,543)
(25,000)	Isetan Co. Ltd., strike price 2,483.25 JPY, expires 07/11/06	(21,682)
(53,800)	IVG Immobilien AG, strike price 24.91 EUR, expires 05/31/06	(706)
(121,000)	Kelda Group PLC, strike price 8.08 GBP, expires 05/16/06	(3,409)
(140,000)	Kerry Properties Ltd., strike price 25.80 HKD, expires 05/24/06	(37,778)
(290,000)	Kimberly-Clark de Mexico SA, strike price 39.90 MXN, expires 06/30/06	(30,744)
(59,200)	Koninklijke Wessanen NV, strike price 13.96 EUR, expires 06/09/06	(5,968)
(364,000)	Legal & General Group PLC, strike price 1.47 GBP, expires 05/31/06	(12,267)
(67,000)	Lindex AB, strike price 109.70 SEK, expires 05/31/06	(27,746)
(9,600)	Man AG, strike price 55.43 EUR, expires 05/31/06	(49,652)
(220)	Man AG, strike price 58 EUR, expires 05/19/06	(76,050)
(280)	McDonald’s Corp., strike price $35, expires 05/20/06	(11,200)
(150,000)	Morinaga & Co. Ltd., strike price 328.86 JPY, expires 06/07/06	(9,668)
(815,000)	New World Development Co. Ltd., strike price 13.95 HKD, expires 05/24/06	(48,322)
(160)	Newmont Mining Corp., strike price $57.50, expires 05/20/06	(35,200)
(40,000)	Nordea Bank AB, strike price 234.86 DKK, expires 06/09/06	(29,179)
(21,500)	Oriflame Cosmetics SA (ADR), strike price 289 SEK, expires 06/28/06	(24,460)
(28,400)	Orkla ASA, strike price 334.05 NOK, expires 05/31/06	(20,036)
(30,000)	Pepco Holdings, Inc., strike price $23.10, expires 06/16/06	(15,960)
(5)	PetroChina Co. Ltd. (ADR), strike price $110, expires 05/20/06	(2,500)
(46)	PetroChina Co. Ltd. (ADR), strike price $120, expires 05/20/06	(4,600)
(65)	PetroChina Co. Ltd. (ADR), strike price $120, expires 06/17/06	(15,925)
(120)	Petroleo Brasileiro SA (ADR), strike price $90, expires 05/20/06	(116,400)
(32,000)	Piraeus Bank SA, strike price 25.52 EUR, expires 06/09/06	(25,212)
(90,000)	Publishing & Broadcasting Ltd., strike price 17.97 AUD, expires 05/24/06	(55,939)
(39,100)	QBE Insurance Group Ltd., strike price 23.10 AUD, expires 06/21/06	(14,645)
(124,200)	Rexam PLC, strike price 5.66 GBP, expires 06/28/06	(12,862)
(25)	Rio Tinto PLC, strike price 2,936 GBP, expires 05/19/06	(66,859)
(26,300)	Rodamco Europe NV, strike price 83.94 EUR, expires 05/31/06	(102,464)
(200)	Royal Dutch Shell PLC (ADR), strike price $65, expires 05/20/06	(66,000)
(100)	RR Donnelley & Sons Co., strike price $33.50, expires 05/12/06	(4,400)
(95)	RR Donnelley & Sons Co., strike price $35, expires 06/17/06	(2,375)
(23,000)	RWE AG, strike price 72.33 EUR, expires 06/28/06	(35,723)
(12,000)	S-Oil Corp., strike price 69,028.88 KRW, expires 05/11/06	(53,489)
(32,000)	Sandvik AB, strike price 455.49 SEK, expires 05/31/06	(90,201)
(72,200)	Scottish & Southern Energy PLC, strike price 11.73 GBP, expires 05/16/06	(5,507)
(261,000)	Singapore Exchange Ltd., strike price 4.41 SGD, expires 06/27/06	(33,331)
(25,700)	Skanska AB, strike price 133.11 SEK, expires 06/28/06	(8,824)
(44,000)	Skanska AB, strike price 134 SEK, expires 06/28/06	(13,505)
(82,200)	Smiths Group PLC, strike price 10.64 GBP, expires 06/28/06	(50,359)
(8,400)	Societe Generale, strike price 126.97 EUR, expires 05/31/06	(14,203)
(89,000)	St. George Bank Ltd., strike price 31.11 AUD, expires 06/21/06	(26,256)
(15,100)	Statoil ASA, strike price 179 NOK, expires 06/09/06	(45,904)
(40,500)	Statoil ASA, strike price 184.62 NOK, expires 05/31/06	(89,866)
(111,400)	Storebrand ASA, strike price 78.39 NOK, expires 05/31/06	(1,715)
(55,000)	Strategic Hotels & Resorts, Inc., strike price $22.75, expires 07/21/06	(48,714)
(150)	Teck Cominco Ltd., strike price 78 CAD, expires 05/20/06	(32,199)
(285,000)	Telecom Corp. of New Zealand Ltd., strike price 5.55 NZD, expires 06/21/06	(43,038)
(128)	Toyota Motor Corp. (ADR), strike price $120, expires 06/17/06	(31,360)
(150,000)	Truworths Intl. Ltd., strike price 27.96 ZAR, expires 06/28/06	(47,060)
(114,000)	Unicredito Italiano SpA, strike price 6.09 EUR, expires 06/28/06	(14,411)
(200,000)	United Overseas Bank Ltd., strike price 15.48 SGD, expires 05/24/06	(78,622)
(161,800)	United Utilities PLC, strike price 6.85 GBP, expires 06/28/06	(13,755)
(170)	UST, Inc., strike price $45, expires 06/07/06	(18,700)
(38,700)	Viridian Group PLC, strike price $10.32, expires 05/16/06	(621)

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
APRIL 30, 2006

BlackRock Global Opportunities Equity Trust (BOE) (continued)

Contracts	Description	Value

	OUTSTANDING CALL OPTIONS WRITTEN—(cont’d)
(8,500)	Viridian Group PLC, strike price 10.06 GBP, expires 06/09/06	$(3,232)
(9,000)	Viridian Group PLC, strike price 9.87 GBP, expires 06/28/06	(5,751)
(28,545)	Wartsila Oyj, strike price 30.81 EUR, expires 05/16/06	(109,557)
(92,000)	Whitbread PLC, strike price 11.92 GBP, expires 06/28/06	(24,299)
(57,000)	Wolverhampton & Dudley Brew PLC, strike price 13.48 GBP, expires 06/28/06	(29,555)
(184,000)	Yue Yuen Industrial Holdings, strike price 25.20 HKD, expires 05/24/06	(709)

	Total Outstanding Call Options Written (premium received ($3,142,225))	(5,000,281)

	Total outstanding options written (premium received ($3,171,593))	(5,010,237)

	Total investments net of outstanding options written—96.5%	$327,279,955
	Other assets in excess of liabilities—3.5%	11,913,312

	Net Assets—100.0%	$339,193,267

[1]	Security, or a portion thereof, pledged as collateral for outstanding options written.
[2]	Security is fair valued.
[3]

Cost for federal income tax purposes is $305,826,197. The net unrealized appreciation on a tax basis is $26,463,995, consisting of $28,556,246 gross unrealized appreciation and $2,092,251 gross unrealized depreciation.

KEY TO ABBREVIATIONS

ADR — American Depositary Receipts	EUR — Euro	KRW — South Korean Won	SEK — Swedish Krona
AUD — Australian Dollar	GBP — British Pound	MXN — Mexican Peso	SGD — Singapore Dollar
CAD — Canadian Dollar	HKD — Hong Kong Dollar	NOK — Norwegian Krone	ZAR — South African Rand
DKK — Danish Krone	JPY — Japanese Yen

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
APRIL 30, 2006

BlackRock Health Sciences Trust (BME)

Shares		Description	Value

		LONG-TERM INVESTMENTS—89.9%
		Common Stocks—89.9%
		Canada—1.6%
305,763	[1]	Cardiome Pharma Corp.	$3,241,088

		France—0.7%
29,956		Sanofi-Aventis (ADR)	1,409,130

		Switzerland—6.0%
137,134		Novartis AG (ADR)	7,886,577
57,300		Roche Holding AG	4,392,807

		Total Switzerland	12,279,384

		United Kingdom—8.1%
54,200		AstraZeneca PLC	2,988,046
119,243		GlaxoSmithKline PLC (ADR)	6,782,542
145,790		Shire PLC	6,904,614

		Total United Kingdom	16,675,202

		United States—73.5%
50,300	[2]	Abbott Laboratories	2,149,822
51,800	[1]	Advanced Medical Optics	2,413,880
246,300	[1]	Alexion Pharmaceuticals, Inc.	8,371,737
23,600		Allergan, Inc.	2,424,192
35,600	[1,2]	Amgen, Inc.	2,410,120
14,013	[1]	Arena Pharmaceuticals, Inc.	198,424
34,900	[1]	Aspect Medical Systems, Inc.	993,254
57,700		Baxter Intl., Inc.	2,175,290
19,000		Becton Dickinson & Co.	1,197,760
337,238	[1]	BioMarin Pharmaceuticals, Inc.	4,148,028
111,800	[1]	Boston Scientific Corp.	2,598,232
197,700		Bristol-Myers Squibb Co.	5,017,626
59,400		C.R. Bard, Inc.	4,422,924
143,000	[1,2]	Caremark Rx, Inc.	6,513,650
98,000	[1]	Community Health Systems, Inc.	3,551,520
81,900	[1]	Cortex Pharmaceuticals, Inc.	235,872
118,600		CVS Corp.	3,524,792
73,100	[1]	Davita, Inc.	4,112,606
52,985		Dentsply Intl., Inc.	3,161,615
36,452	[1]	Digene Corp.	1,505,832
49,889	[1]	Edwards Lifesciences Corp.	2,217,067
120,700	[1]	Exelixis, Inc.	1,298,732
143,873	[1]	Gene Logic, Inc.	415,793
39,800	[1]	Gilead Sciences, Inc.	2,288,500
36,867	[1]	InterMune, Inc.	589,503
217,764	[1]	Keryx Biopharmaceuticals, Inc.	3,708,521
83,200	[1]	Kosan Biosciences, Inc.	416,000
140,200		Manor Care, Inc.	6,147,770
59,400	[1]	Medco Health Solutions, Inc.	3,161,862
101,189	[1]	Medimmune, Inc.	3,184,418
266,600		Merck & Co., Inc.	9,176,372
314,000		Pfizer, Inc.	7,953,620
86,200		Quest Diagnostics	4,803,926
87,900	[1]	Regeneron Pharmaceuticals	1,276,308
132,616	[1]	Renovis, Inc.	2,339,346
146,200	[1]	Respironics, Inc.	5,353,844
482,000		Schering-Plough Corp.	9,312,240
28,800	[1]	Sybron Dental Specialties	1,354,752
133,818	[1]	Varian Medical Systems, Inc.	7,009,387
124,988	[1]	Waters Corp.	5,664,456
162,870	[1]	Wright Medical Group, Inc.	3,822,559
172,900		Wyeth	8,415,043

		Total United States	151,037,195

		Total Common Stocks (cost $173,426,130)	184,641,999

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
APRIL 30, 2006

BlackRock Health Sciences Trust (BME) (continued)

Shares	Description	Value

	SHORT-TERM INVESTMENTS—7.6%
	Money Market Fund—3.0%
6,180,336	Fidelity Institutional Money Market Prime Portfolio	$6,180,336

Principal Amount

	U.S. Government and Agency Zero Coupon Bond—4.6%
$9,400,000 [3]	Federal Home Loan Bank Discount Notes, 4.71%, 5/01/06	9,400,000

	Total Short-Term Investments (cost $15,580,336)	15,580,336

Contracts

	OUTSTANDING OPTION PURCHASED—0.0%
100 [4]	Aspect Medical Systems, Inc., strike price $35, expires 05/20/06 (cost $2,650)	500

	Total investments before outstanding options written (cost $189,009,1165)	200,222,835

	OUTSTANDING OPTIONS WRITTEN—(0.4)%
	OUTSTANDING PUT OPTIONS WRITTEN—(0.1)%
(100)	Abbott Laboratories, strike price $40, expires 05/20/06	(750)
(90)	Amgen, Inc., strike price $67.5, expires 05/20/06	(9,900)
(385)	Biomarin Pharmaceuticals, Inc., strike price $12.50, expires 05/20/06	(25,025)
(125)	Digene Corp., strike price $40, expires 05/20/06	(14,375)
(90)	Medco Health Solutions, Inc., strike price $50, expires 05/20/06	(4,950)
(70)	Regeneron Pharmaceuticals, strike price $15, expires 05/20/06	(5,950)
(125)	Waters Corp., strike price $40, expires 05/20/06	(2,500)

	Total outstanding put options written (premium received ($90,938))	(63,450)

	OUTSTANDING CALL OPTIONS WRITTEN—(0.3)%
(65)	Advanced Medical Optics, strike price $50, expires 05/20/06	(1,625)
(435)	Alexion Pharmaceuticals, Inc., strike price $35, expires 05/20/06	(41,325)
(40)	Allergan, Inc., strike price $100, expires 05/20/06	(18,000)
(100)[4]	Aspect Medical Systems, Inc., strike price $40, expires 05/20/06	(1,000)
(130)	AstraZeneca PLC, strike price $55, expires 07/22/06	(37,050)
(100)	Baxter Intl., Inc., strike price $40, expires 05/20/06	(1,000)
(100)	Becton Dickinson & Co., strike price $65, expires 06/17/06	(9,750)
(140)	Boston Scientific Corp., strike price $22.50, expires 05/20/06	(14,700)
(130)	Bristol-Myers Squibb Co., strike price $25, expires 05/20/06	(9,750)
(150)	Bristol-Myers Squibb Co., strike price $25, expires 06/17/06	(16,500)
(100)	C.R. Bard, Inc., strike price $75, expires 07/22/06	(33,000)
(750)	Cardiome Pharma Corp., strike price $12.50, expires 09/16/06	(97,500)
(550)	Caremark Rx, Inc., strike price $55, expires 06/17/06	(11,000)
(150)	Community Health Systems, Inc., strike price $40, expires 06/17/06	(2,625)
(285)	CVS Corp., strike price $30, expires 05/20/06	(21,375)
(16,000)	Davita, Inc., strike price $58, expires 06/16/06	(25,568)
(140)	Dentsply Intl., Inc., strike price $60, expires 07/22/06	(28,700)
(75)	Edwards Lifesciences Corp., strike price $45, expires 05/20/06	(4,500)
(130)	Exelixis, Inc., strike price $12.50, expires 05/20/06	(2,600)
(100)	Gilead Sciences, Inc., strike price $65, expires 05/20/06	(2,500)
(150)	GlaxoSmithKline PLC (ADR), strike price $55, expires 05/20/06	(34,500)
(60)	Intermune, Inc., strike price $17.50, expires 05/20/06	(1,500)
(200)	Keryx Biopharmaceuticals, Inc., strike price $17.50, expires 05/20/06	(7,000)
(200)	Keryx Biopharmaceuticals, Inc., strike price $17.50, expires 06/17/06	(17,000)
(200)[4]	Keryx Biopharmaceuticals, Inc., strike price $20, expires 05/20/06	(2,000)
(120)	Manor Care, Inc., strike price $45, expires 06/17/06	(7,800)
(160)	Medco Health Solutions, Inc., strike price $55, expires 05/20/06	(14,400)
(350)	Merck & Co., Inc., strike price $35, expires 06/17/06	(22,750)
(17,000)	Novartis AG (ADR), strike price $57, expires 05/19/06	(20,806)
(250)	Pfizer, Inc., strike price $25.50, expires 05/12/06	(4,000)
(17,900)	Pfizer, Inc., strike price $26.68, expires 05/26/06	(412)
(55)	Quest Diagnostics, strike price $55, expires 05/20/06	(7,837)
(300)[4]	Renovis, Inc., strike price $25, expires 05/20/06	(3,000)
(120)[4]	Respironics, Inc., strike price $40, expires 05/20/06	(2,400)
(28,500)	Roche Holding AG, strike price $78.13, expires 05/19/06	(21,945)
(40)	Sanofi-Aventis (ADR), strike price $45, expires 05/20/06	(10,000)
(550)	Schering-Plough Corp., strike price $20, expires 05/20/06	(5,500)
(100)	Shire PLC, strike price $47.50, expires 05/20/06	(10,000)

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
APRIL 30, 2006

BlackRock Health Sciences Trust (BME) (continued)

Contracts	Description	Value

	OUTSTANDING CALL OPTIONS WRITTEN—(cont’d)
(100)	Shire PLC, strike price $50, expires 05/20/06	$(4,250)
(35)	Varian Medical Systems, strike price $55, expires 05/20/06	(875)
(150)	Varian Medical Systems, strike price $60, expires 05/20/06	(2,250)
(195)	Waters Corp., strike price $45, expires 05/20/06	(23,888)
(250)	Wright Medical Group, Inc., strike price $25, expires 06/17/06	(12,500)
(200)	Wyeth, strike price $47.50, expires 06/17/06	(36,000)

	Total Outstanding Call Options Written (premium received ($720,021))	(652,681)

	Total outstanding options written (premium received ($810,959))	(716,131)

	Total investments net of outstanding options written—97.1%	$199,506,704
	Other assets in excess of liabilities—2.9%	5,864,914

	Net Assets—100.0%	$205,371,618

[1]	Non-income producing security.
[2]	Security, or a portion thereof, pledged as collateral for outstanding options written.
[3]	Rate shown is yield to maturity as of April 30, 2006.
[4]	Security is fair valued.
[5]

Cost for federal income tax purposes is $192,089,878. The net unrealized appreciation on a tax basis is $8,132,957, consisting of $10,227,601 gross unrealized appreciation and $2,094,644 gross unrealized depreciation.

KEY TO ABBREVIATIONS

ADR — American Depositary Receipts
REIT — Real Estate Investment Trust

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
APRIL 30, 2006

BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY)

Shares		Description	Value

		LONG-TERM INVESTMENTS—99.3%
		Common Stocks—99.3%
		Australia—5.4%
281,000		CSR Ltd.	$864,635
64,700		National Australia Bank Ltd.	1,848,754
126,100		Santos Ltd.	1,132,411
84,400		TABCORP Holdings Ltd.	981,082
33,200		Wesfarmers Ltd.	913,100

		Total Australia	5,739,982

		Austria—0.8%
3,500	[1]	Boehler-Uddeholm AG	793,973

		Canada—6.7%
25,500		Bank of Montreal	1,474,965
14,100		Bank of Nova Scotia	586,675
16,000		Enbridge, Inc.	474,398
36,800		Royal Bank of Canada	1,574,627
52,400		Toronto-Dominion Bank	2,926,864

		Total Canada	7,037,529

		Denmark—1.2%
32,400		Danske Bank A/S	1,288,965

		Finland—0.4%
10,700		Stockmann Oyj ABP	438,724

		France—4.6%
19,200		AXA	704,643
11,700		Bouygues	638,405
19,400		M6-Metropole Television	605,026
5,300		Societe Generale	809,737
4,300		Total SA	1,189,140
9,100		Vinci SA	904,099

		Total France	4,851,050

		Germany—1.6%
10,500		BASF AG	898,800
3,800		SAP AG	831,298

		Total Germany	1,730,098

		Hong Kong—1.8%
71,000		Esprit Holdings Ltd.	566,842
22,600		Hang Seng Bank Ltd.	292,655
204,500		Hong Kong Electric Holding	1,007,558

		Total Hong Kong	1,867,055

		Ireland—0.3%
16,600		Bank of Ireland	311,208

		Italy—1.3%
156,200		Enel SpA	1,349,881

		Japan—5.0%
19,200		Kesko Oyj	662,737
53,000		Mitsui & Co. Ltd.	801,063
12,000		Nitto Denko Corp.	1,006,455
53,000		Ricoh Co. Ltd.	1,051,947
42,000		Sharp Corp.	737,347
17,300		Toyota Motor Corp.	1,011,883

		Total Japan	5,271,432

		Netherlands—1.8%
20,800		ABN Amro Holding NV	621,659
104,100		Koninklijke (Royal) KPN NV	1,222,713

		Total Netherlands	1,844,372

		Spain—0.6%
32,600		Indra Sistemas SA	671,215

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
APRIL 30, 2006

BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY) (continued)

Shares		Description	Value

		Common Stocks—(cont’d)
		Sweden—3.2%
15,300		Hennes & Mauritz AB	$581,097
85,000	[1]	Ratos AB	1,432,240
42,500	[1]	Ratos AB (Redemption shares)	109,151
27,000		Scania AB	1,256,607

		Total Sweden	3,379,095

		United Kingdom—10.6%
55,300		Alliance & Leicester PLC	1,132,461
141,100		Barclays PLC	1,762,528
122,800		BP PLC	1,514,902
33,500		Gallaher Group PLC	532,085
40,000		George Wimpey PLC	381,852
61,200		HSBC Holdings PLC	1,057,424
193,500		Rentokil Initial PLC	563,690
46,300		Royal Dutch Shell PLC	1,587,649
69,183		Scottish & Southern Energy PLC	1,419,287
540,000		Vodafone Goup PLC	1,275,211

		Total United Kingdom	11,227,089

		United States—54.0%
24,300		Abbott Laboratories	1,038,582
16,500		Agree Realty Corp. (REIT)	518,760
22,600		Alcoa, Inc.	763,428
55,700		Allied Capital Corp.	1,730,042
29,600		Altria Group, Inc.	2,165,536
17,900		Ameren Corp.	901,623
11,100		American Intl. Group	724,275
60,200		AT&T, Inc.	1,577,842
47,200		Bank of America Corp.	2,356,224
50,400		BellSouth Corp.	1,702,512
12,800		Chevron Corp.	781,056
13,200	[1]	Cisco Systems, Inc.	276,540
11,200		Colonial Properties Trust (REIT)	551,488
5,900		Comerica, Inc.	335,533
17,300		ConAgra Foods, Inc.	392,364
14,100		Consolidated Edison, Inc.	607,992
26,200		Duke Energy Corp.	762,944
18,800		Eli Lilly & Co.	994,896
22,600		Emerson Electric Co.	1,919,870
14,400		Equity Residential (REIT)	646,128
35,800		Exxon Mobil Corp.	2,258,264
25,900		First Industrial Realty Trust, Inc. (REIT)	1,016,316
76,100		General Electric Co.	2,632,299
64,100		GlaxoSmithKline PLC	1,818,805
37,600		Health Care REIT, Inc. (REIT)	1,308,480
31,000		Hewlett-Packard Co.	1,006,570
21,400		Home Depot, Inc.	854,502
12,700		Hospitality Properties Trust (REIT)	547,370
11,500		Intel Corp.	229,770
16,400		Intl. Business Machines Corp.	1,350,376
23,700		Johnson & Johnson	1,389,057
17,300		KeyCorp	661,206
33,800		Kimco Realty Corp. (REIT)	1,254,994
10,800		Liberty Property Trust (REIT)	482,760
27,600		Linear Technology Corp.	979,800
11,400		Maxim Integrated Products, Inc.	401,964
23,000		McDonald’s Corp.	795,110
25,000		Merck & Co., Inc.	860,500
25,500		Microchip Technology, Inc.	950,130
79,700		Microsoft Corp.	1,924,755
17,100		Morgan Stanley	1,099,530
47,400		Motorola, Inc.	1,011,990
34,400		Nationwide Health Properties, Inc. (REIT)	740,288
7,900		PepsiCo, Inc.	460,096

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
APRIL 30, 2006

BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY) (continued)

Shares	Description	Value

	Common Stocks—(cont’d)
	United States—(cont’d)
56,800	Pfizer, Inc.	$1,438,744
9,300	Pitney Bowes, Inc.	389,205
10,700	Progress Energy, Inc.	457,960
8,600	Public Service Enterprise Group, Inc.	539,220
17,300	Reckson Associates Realty Corp. (REIT)	703,764
32,900	Thornburg Mortgage, Inc. (REIT)	951,139
13,800	United Technologies Corp.	866,778
21,900	UST, Inc.	962,067
7,900	Vornado Realty Trust (REIT)	755,556
13,800	Wachovia Corp.	825,930
12,100	Wal-Mart Stores, Inc.	544,863
19,360	Washington Federal, Inc.	463,091
19,100	Wells Fargo & Co.	1,311,979

	Total United States	56,992,863

	Total Common Stocks (cost $85,154,558)	104,794,531

	MONEY MARKET FUND—0.6%
613,105	Fidelity Institutional Money Market Prime Portfolio (cost $613,105)	613,105

	Total investments—99.9% (cost $85,767,6632)	$105,407,636
	Other assets in excess of liabilities—0.1%	103,918

	Net Assets—100.0%	$105,511,554

[1]	Non-income producing security.
[2]

Cost for federal income tax purposes is $85,781,342. The net unrealized appreciation on a tax basis is $19,626,294, consisting of $20,723,625 gross unrealized appreciation and $1,097,331 gross unrealized depreciation.

KEY TO ABBREVIATIONS REIT — Real Estate Investment Trust

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
APRIL 30, 2006

BlackRock Strategic Dividend AchieversTM Trust (BDT)

Shares	Description	Value

	LONG-TERM INVESTMENTS—99.0%
	Common Stocks—99.0%
	Automotive—4.0%
207,000	Genuine Parts Co.	$9,035,550
75,000	Harsco Corp.	6,251,250
95,000	Superior Industries Intl.	1,787,900

	Total Automotive	17,074,700

	Basic Materials—2.3%
256,700	RPM Intl., Inc.	4,723,280
155,300	Sonoco Products Co.	4,863,996

	Total Basic Materials	9,587,276

	Consumer Products—12.9%
152,000	Avery Dennison Corp.	9,500,000
162,600	La-Z-Boy, Inc.	2,491,032
82,000	Lancaster Colony Corp.	3,366,100
113,000	Meridian Bioscience, Inc.	2,933,480
260,000	Pier 1 Imports, Inc.	3,138,200
199,700	Sherwin-Williams Co. (The)	10,172,718
86,000	Stanley Works (The)	4,493,500
252,000	Supervalu, Inc.	7,310,520
65,900	Universal Corp.	2,508,813
143,000	VF Corp.	8,750,170

	Total Consumer Products	54,664,533

	Energy—15.8%
79,500	American States Water Co.	3,172,845
174,200	Atmos Energy Corp.	4,623,268
59,600	Black Hills Corp.	2,169,440
66,000	California Water Service Group	2,805,660
144,800	MDU Resources Group, Inc.	5,321,400
85,200	MGE Energy, Inc.	2,717,880
146,400	National Fuel Gas Co.	4,867,800
132,100	Nicor, Inc.	5,232,481
99,500	Otter Tail Corp.	2,970,075
116,500	Peoples Energy Corp.	4,232,445
166,500	Piedmont Natural Gas Co.	4,084,245
211,000	Pinnacle West Capital Corp.	8,461,100
151,200	UGI Corp.	3,386,880
182,200	Vectren Corp.	4,868,384
149,000	WGL Holdings, Inc.	4,383,580
72,800	WPS Resources Corp.	3,639,272

	Total Energy	66,936,755

	Financial Institutions—42.3%
73,900	Alfa Corp.	1,244,476
115,500	Arthur J. Gallagher & Co.	3,169,320
249,515	Associated Banc-Corp.	8,438,597
180,473	Bancorpsouth, Inc.	4,625,523
64,500	Bank of Hawaii Corp.	3,502,995
55,679	Chemical Financial Corp.	1,620,816
190,842	Cincinnati Financial Corp.	8,137,503
181,100	Compass Bancshares, Inc.	9,953,256
212,200	Fidelity National Financial, Inc.	8,908,156
37,135	Fidelity National Title Group, Inc.	804,344
84,400	First Charter Corp.	2,006,188
186,000	First Commonwealth Financial Corp.	2,488,680
61,000	First Financial Holdings, Inc.	1,944,070
80,500	First Merchants Corp.	2,006,060
174,400	FirstMerit Corp.	4,288,496
140,000	FNB Corp.	2,349,200
232,500	Fulton Financial Corp.	3,824,625
100,900	Harleysville Group, Inc.	3,027,000
333,203	Lincoln National Corp.	19,352,430
72,800	MBIA, Inc.	4,341,064

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
APRIL 30, 2006

BlackRock Strategic Dividend AchieversTM Trust (BDT) (continued)

Shares	Description	Value

	Common Stocks—(cont’d)
	Financial Institutions—(cont’d)
232,200	Mercantile Bankshares Corp.	$8,726,076
73,600	Mercury General Corp.	3,928,032
204,045	Old National Bancorp	4,211,489
378,625	Old Republic Intl. Group	8,424,406
38,805	Park National Corp.	3,892,142
278,750	People’s Bank	9,129,062
295,000	Popular, Inc.	6,100,600
163,834	Republic Bancorp, Inc.	1,879,176
59,800	S&T Bancorp, Inc.	2,123,498
142,800	Sky Financial Group, Inc.	3,691,380
96,600	Sterling Bancorp	2,018,940
875	Sterling Financial Corp.	18,244
78,900	Susquehanna Bancshares, Inc.	1,883,343
150,000	TCF Financial Corp.	4,029,000
150,354	TD Banknorth, Inc.	4,464,010
98,400	United Bankshares, Inc.	3,589,632
166,791	Valley National Bancorp	4,343,238
161,810	Washington Federal, Inc.	3,870,495
68,400	WesBanco, Inc.	2,122,452
112,200	Wilmington Trust Corp.	4,970,460

	Total Financial Institutions	179,448,474

	Health Care—1.0%
80,000	Hillenbrand Industries, Inc.	4,108,800

	Industrials—10.8%
60,000	AO Smith Corp.	2,845,200
46,300	Bandag, Inc.	1,857,556
146,500	Bemis Co.	4,608,890
206,400	Leggett & Platt, Inc.	5,475,792
162,000	LSI Industries, Inc.	2,707,020
109,800	McGrath Rentcorp	2,952,522
166,600	RR Donnelley & Sons Co.	5,612,754
312,000	ServiceMaster Co. (The)	3,756,480
127,600	Vulcan Materials	10,840,896
67,400	WW Grainger, Inc.	5,184,408

	Total Industrials	45,841,518

	Real Estate—9.9%
79,000	Colonial Properties Trust (REIT)	3,889,960
168,900	Commercial Net Lease Realty (REIT)	3,555,345
80,500	EastGroup Properties, Inc. (REIT)	3,595,935
97,300	Health Care Property Investors, Inc. (REIT)	2,667,966
63,600	Healthcare Realty Trust, Inc. (REIT)	2,408,532
77,000	Kimco Realty Corp. (REIT)	2,859,010
132,000	Lexington Corporate Properties Trust (REIT)	2,845,920
86,500	Sun Communities, Inc. (REIT)	2,815,575
122,800	Tanger Factory Outlet Centers (REIT)	4,025,384
128,900	United Dominion Realty Trust, Inc. (REIT)	3,504,791
105,100	Universal Health Realty Income Trust (REIT)	3,380,016
81,400	Washington Real Estate Investment Trust (REIT)	3,033,778
81,150	Weingarten Realty Investors (REIT)	3,198,122

	Total Real Estate	41,780,334

	Total Common Stocks (cost $369,616,410)	419,442,390

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
APRIL 30, 2006

BlackRock Strategic Dividend AchieversTM Trust (BDT) (continued)

Shares	Description	Value

	MONEY MARKET FUND—1.0%
4,274,320	Fidelity Institutional Money Market Prime Portfolio (cost $4,274,320)	$4,274,320

	Total investments—100.0% (cost $373,890,7311)	$423,716,710
	Other assets in excess of liabilities—0.0%	206,993

	Net Assets—100.0%	$423,923,703

[1]

Cost for federal income tax purposes is $373,252,056. The net unrealized appreciation on a tax basis is $50,464,654, consisting of $58,106,942 gross unrealized appreciation and $7,642,288 gross unrealized depreciation.

A category may contain multiple industries as defined by the SEC’s Standard Industry Codes.

KEY TO ABBREVIATIONS REIT — Real Estate Investment Trust

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
APRIL 30, 2006

BlackRock World Investment Trust (BWC)

Shares		Description	Value

		LONG-TERM INVESTMENTS—95.1%
		Common Stocks—94.2%
		Australia—3.3%
1,242,600		Foster’s Group Ltd.	$5,551,115
904,800		Lion Nathan Ltd.	5,719,360
285,000		Publishing & Broadcasting Ltd.	4,020,946
373,900		QBE Insurance Group Ltd.	6,357,510
310,800		St. George Bank Ltd.	7,284,633

		Total Australia	28,933,564

		Belgium—0.6%
30,800		Umicore	4,911,587

		Bermuda—1.6%
126,200		Accenture Ltd.	3,668,634
137,900		Ingersoll-Rand Co. Ltd.	6,033,125
73,100	[1]	Marvell Technology Group Ltd.	4,173,279

		Total Bermuda	13,875,038

		Brazil—2.4%
136,700	[2]	Cia Vale do Rio Doce (ADR)	7,042,784
260,100	[2]	Gerdau SA (ADR)	4,499,730
100,000		Petroleo Brasileiro SA (ADR)	9,883,000

		Total Brazil	21,425,514

		Canada—1.7%
130,300		Barrick Gold Corp.	3,962,434
58,800		Canadian Imperial Bank of Commerce	4,351,952
95,000		Teck Cominco Ltd., Class B	6,549,439

		Total Canada	14,863,825

		China—1.3%
104,000	[2]	PetroChina Co. Ltd. (ADR)	11,689,600

		Denmark—1.0%
213,500		Danske Bank A/S	8,493,642

		Finland—2.5%
158,115		Fortum Oyj	3,993,569
125,900		Metso Oyj	5,003,343
144,000		Rautaruukki Oyj	5,050,464
192,800		Wartsila Oyj	8,216,573

		Total Finland	22,263,949

		France—1.7%
109,800		Bouygues	5,991,181
58,100		Societe Generale	8,876,552

		Total France	14,867,733

		Germany—5.0%
62,800		Deutsche Bank AG	7,680,450
377,200		Deutsche Lufthansa AG	6,943,061
55,800		E.On AG	6,839,133
115,400		Man AG	8,747,012
76,800		RWE AG	6,657,408
204,481		ThyssenKrupp AG	6,740,877

		Total Germany	43,607,941

		Greece—0.6%
169,600		Piraeus Bank SA	5,344,933

		Hong Kong—3.3%
13,157,000		CNOOC Ltd.	10,605,968
10,699,000		Guangdong Investment Ltd.	4,484,768
1,227,000		Hong Kong Exchanges & Clearing Ltd.	8,822,727
2,563,000		New World Development Ltd.	4,594,908

		Total Hong Kong	28,508,371

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
APRIL 30, 2006

BlackRock World Investment Trust (BWC) (continued)

Shares		Description	Value

		Common Stocks—(cont’d)
		Italy—4.5%
397,600		Credito Emiliano SpA	$5,537,828
461,100		ENI SpA	14,077,791
124	[1]	Fondiaria-Sai SpA	4,340,648
547,300		Milano Assicurazioni SpA	4,222,269
831,900		Unicredito Italiano SpA	6,265,698
1,558,000		Unipol SpA	4,614,207

		Total Italy	39,058,441

		Japan—16.7%
118,200		Aisin Seiki Co. Ltd.	4,442,946
898,000		Bank of Yokohama Ltd. (The)	7,042,673
109,200		Daito Trust Construction Co. Ltd.	5,677,460
129,000		Denso Corp.	5,064,155
68,100		Fanuc Ltd.	6,441,286
73,900		Fast Retailing Co. Ltd.	7,022,333
265,400		Hitachi Construction Machinery Co. Ltd.	7,248,882
121,400		Honda Motor Co. Ltd.	8,625,355
251,700		Isetan Co. Ltd.	5,161,547
2,010,000		Kawasaki Heavy Industries Ltd.	7,290,476
639,000		Kubota Corp.	7,222,527
163,600		Maruichi Steel Tube Ltd.	4,030,194
1,427,000		Mitsubishi Heavy Industries Ltd.	7,068,265
585		Mitsubishi UFJ Financial Group, Inc.	9,196,417
1,095		Mizuho Financial Group, Inc.	9,337,768
973,000		Nippon Steel Corp.	3,588,987
492,000		Obayashi Corp.	3,763,509
26,170		ORIX Corp.	7,860,308
303,600		OSG Corp.	6,439,152
506,000		Shimizu Corp.	3,501,761
412,900		Sumitomo Heavy Industries Ltd.	4,351,469
1,002,000		Sumitomo Metal Industries Ltd.	4,223,949
775		Sumitomo Mitsui Financial Group, Inc.	8,507,882
755,000		Taisei Corp.	3,375,005

		Total Japan	146,484,306

		Mexico—3.0%
265,000	[2]	America Movil SA de CV (ADR)	9,781,150
649,100	[1]	Cemex SA de CV	4,389,892
1,236,000		Grupo Mexico SA de CV	4,333,120
1,879,000		Grupo Televisa SA	7,996,467

		Total Mexico	26,500,629

		Netherlands—4.6%
200,000		ABN Amro Holding NV	5,977,493
67,000		Akzo Nobel NV	3,857,842
99,700		European Aeronautic Defence and Space Co. NV	3,934,467
226,000		ING Groep NV	9,198,072
60,100		Rodamco Europe NV	6,467,665
50,300		SBM Offshore NV	5,397,173
77,700		Unilever NV	5,612,037

		Total Netherlands	40,444,749

		Norway—3.2%
61,900		Norsk Hydro ASA	9,528,174
97,300		Orkla ASA	5,121,302
305,800		Statoil ASA	10,069,000
221,900		Yara Intl. ASA	3,572,240

		Total Norway	28,290,716

		Russia—0.5%
120,000	[1]	Mobile Telesystems OJSC (ADR)	3,919,200

		Singapore—0.9%
2,580,000		CapitaLand Ltd.	7,996,711

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
APRIL 30, 2006

BlackRock World Investment Trust (BWC) (continued)

Shares		Description	Value

		Common Stocks—(cont’d)
		South Africa—0.9%
430,000		Foschini Ltd.	$4,355,426
675,000		Truworths Intl. Ltd.	3,255,717

		Total South Africa	7,611,143

		Spain—1.3%
88,400		Fomento de Construcciones y Contratas SA	7,171,125
162,700		Gestevision Telecinco SA	4,156,584

		Total Spain	11,327,709

		Sweden—8.0%
227,400		Alfa Laval AB	7,400,674
356,500		Assa Abloy AB	6,903,188
336,700		Atlas Copco AB	9,951,251
238,000		D. Carnegie AB	5,287,739
156,500		Hennes & Mauritz AB	5,943,899
350,000		Nordea Bank AB	4,506,326
158,600		Oriflame Cosmetics SA (ADR)	6,002,106
137,800		Sandvik AB	8,969,330
508,300		Skanska AB	8,806,546
98,756		SSAB Svenskt Stal AB Ser. A	5,824,096
4,900		SSAB Svenskt Stal AB Ser. B	267,003

		Total Sweden	69,862,158

		Switzerland—1.9%
17,800		Nestle SA	5,428,842
36,100		Roche Holding AG	5,550,936
47,500		UBS AG	5,630,140

		Total Switzerland	16,609,918

		Thailand—0.9%
1,478,400		Advanced Info Service PCL	3,486,235
13,592,000	[3]	Krung Thai Bank PCL	4,454,612

		Total Thailand	7,940,847

		United Kingdom—11.1%
554,700		Arriva PLC	5,861,787
555,200		BAE Systems PLC	4,226,923
993,400		BP PLC	12,254,916
939,000		Cobham PLC	3,172,066
360,500		Diageo PLC	5,949,387
400,600		Exam PLC	3,981,309
337,700		Hanson PLC	4,510,836
695,300		IMI PLC	7,132,030
423,900		Kelda Group PLC	5,936,672
2,000,000		Legal & General Group PLC	5,051,242
365,800		National Express Group PLC	5,973,484
2,049,300		Old Mutual PLC	7,184,396
387,000		Pilkington PLC	1,148,551
332,800		Royal Dutch Shell PLC	11,900,886
104,600		Sabmiller, Inc.	2,206,904
477,500		United Utilities PLC	5,842,709
300,600		Viridian Group PLC	5,270,559

		Total United Kingdom	97,604,657

		United States—11.7%
532,400	[2]	Alaska Communications Systems Group, Inc.	6,713,564
120,100		Alliance Bernstein Holdings LP	7,740,445
95,800		Altria Group, Inc.	7,008,728
45,200	[2]	Arch Coal, Inc.	4,293,548
201,700		Archer-Daniels-Midland Co.	7,329,778
119,800	[2]	Consolidated Edison, Inc.	5,165,776
144,200	[2]	Equitable Resources, Inc.	5,120,542
10,700	[1]	Google, Inc.	4,471,958

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
APRIL 30, 2006

BlackRock World Investment Trust (BWC) (continued)

Shares		Description	Value

		Common Stocks—(cont’d)
		United States—(cont’d)
149,700	[2]	Intersil Corp.	$4,432,617
180,000		McDonald’s Corp.	6,222,600
104,500		Newmont Mining Corp.	6,098,620
42,600	[2]	Nike, Inc.	3,486,384
177,500		PPL Corp.	5,154,600
127,100		Progress Energy, Inc.	5,439,880
83,300		Reynolds American, Inc.	9,133,845
86,700		Sempra Energy	3,989,934
190,000		Strategic Hotels & Resorts, Inc.	4,309,200
146,100		UST, Inc.	6,418,173

		Total United States	102,530,192

		Total Common Stocks	824,967,073

Principal
Amount

		Corporate Bond—0.7%
$10,000,000		General Electric Capital Corp. 6.25%, 2/4/10	6,371,957

		Foreign Government Bonds—0.2%
		Mexico—0.2%
		Mexican Bonos,
13,290,000		9.00%, 12/22/11 (MXN)	1,235,937
4,860,000		8.00%, 12/19/13 (MXN)	426,301

		Total Foreign Government Bonds	1,662,238

		Total Long-Term Investments (cost $753,644,752)	833,001,268

Shares

		SHORT-TERM INVESTMENTS—4.5%
		Money Market Fund—3.0%
26,556,483		Fidelity Institutional Money Market Prime Portfolio	26,556,483

Principal
Amount

		U.S. Government and Agency Zero Coupon Bond—1.5%
$13,400,000	[4]	Federal Home Loan Bank Discount Notes, 4.71%, 5/01/06	13,400,000

		Total Short-Term Investments (cost $39,956,483)	39,956,483

		Total investments before outstanding options written (cost $793,601,2355)	872,957,751

Contracts

		OUTSTANDING OPTIONS WRITTEN—(1.3)%
		OUTSTANDING PUT OPTIONS WRITTEN—0.0%
(500)		Mobile Telesystems (ADR), strike price $32, expires 05/26/06	(67,000)
(254,000)		Sabmiller, Inc., strike price 10.83 GBP, expires 05/31/06	(25,290)

		Total Outstanding Put Options Written (premium received ($123,094)	(92,290)

		OUTSTANDING CALL OPTIONS WRITTEN—(1.3)%
(600)		Accenture Ltd., strike price $30.50, expires 06/09/06	(23,400)
(51,200)		Aisin Seiki Co. Ltd., strike price 4,791 JPY, expires 06/07/06	(18,768)
(29,500)		Akzo Nobel NV, strike price 48.02 EUR, expires 06/28/06	(31,929)
(221,600)		Alaska Communications Systems Group, Inc., strike price $12, expires 05/19/06	(148,250)
(178,800)		Alaska Communications Systems Group, Inc., strike price $12.39, expires 06/02/06	(75,096)
(43,100)		Alfa Laval AB, strike price 199.96 SEK, expires 05/16/06	(232,836)
(54,700)		Alfa Laval AB, strike price 222.77 SEK, expires 06/28/06	(157,086)
(91)		Alliance Bernstein Holdings LP, strike price $65, expires 05/20/06	(7,280)
(33,300)		Alliance Bernstein Holdings LP, strike price $72.50, expires 06/16/06	(3,197)
(45,000)		Altria Group, Inc., strike price $76, expires 06/16/06	(45,270)
(79,300)		America Movil SA de CV (ADR), strike price $35, expires 06/16/06	(240,358)
(44,500)		America Movil SA de CV (ADR), strike price $38, expires 05/19/06	(37,780)

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
APRIL 30, 2006

BlackRock World Investment Trust (BWC) (continued)

Contracts		Description	Value

		OUTSTANDING CALL OPTIONS WRITTEN—(cont’d)
(180)		Arch Coal, Inc., strike price $80, expires 05/20/06	$(295,200)
(324)		Archer-Daniels-Midland Co., strike price $35, expires 05/20/06	(74,520)
(410)		Archer-Daniels-Midland Co., strike price $40, expires 06/17/06	(36,900)
(250,000)		Arriva PLC, strike price 6 GBP, expires 06/28/06	(43,989)
(168,800)		Assa Abloy AB, strike price 141.95 SEK, expires 05/31/06	(104,059)
(25,800)		Atlas Copco AB, strike price 212.76 SEK, expires 05/31/06	(35,839)
(125,800)		Atlas Copco AB, strike price 225.00 SEK, expires 06/28/06	(126,772)
(220,000)		BAE Systems PLC, strike price 4.33 GBP, expires 06/28/06	(4)
(100,000)		Bank of Yokohama Ltd. (The), strike price 951.72 JPY, expires 06/07/06	(10,961)
(400)		Barrick Gold Corp., strike price 32 CAD, expires 05/20/06	(91,230)
(350)		Barrick Gold Corp., strike price 34 CAD, expires 05/20/06	(37,565)
(47,000)		Bouygues, strike price 45.15 EUR, expires 05/16/06	(8,243)
(418)		BP PLC, strike price 750 GBP, expires 06/16/06	(251,541)
(541)		Canadian Imperial Bank of Commerce, strike price 85 CAD, expires 05/20/06	(21,775)
(47)		Canadian Imperial Bank of Commerce, strike price 85 CAD, expires 06/17/06	(3,783)
(1,065,000)		Capitaland Ltd., strike price 4.97 SGD, expires 06/27/06	(83,494)
(218,000)		Cemex SA de CV, strike price 72.65 MXN, expires 06/13/06	(56,768)
(200,000)		Cemex SA de CV, strike price 76.52 MXN, expires 07/07/06	(31,514)
(600)		Cia Vale Do Rio Doce (ADR), strike price $50, expires 05/20/06	(156,000)
(400)		Cia Vale Do Rio Doce (ADR), strike price $50, expires 06/17/06	(140,000)
(3,610,000)		CNOOC Ltd., strike price 6.92 HKD, expires 05/24/06	(5,215)
(180,000)		Cobham PLC, strike price 1.89 GBP, expires 06/28/06	(19,836)
(285,700)		Cobham PLC, strike price 1.94 GBP, expires 06/28/06	(22,715)
(750)		Consolidated Edison, Inc., strike price $45, expires 06/02/06	(6,750)
(159,000)		Credito Emiliano SpA, strike price 11.53 EUR, expires 06/09/06	(20,617)
(47,600)		D. Carnegie AB, strike price 154.58 SEK, expires 05/31/06	(74,680)
(50,600)		D. Carnegie AB, strike price 182.70 SEK, expires 06/28/06	(29,046)
(42,000)		Daito Trust Construction Co. Ltd., strike price 6,280.72 JPY, expires 06/07/06	(44,978)
(88,600)		Danske Bank A/S, strike price 238.95 DKK, expires 06/28/06	(71,567)
(57,000)		Denso Corp., strike price 4631.15 JPY, expires 05/30/06	(36,703)
(314)		Deutsche Bank AG, strike price 96 EUR, expires 05/19/06	(112,505)
(158,000)		Deutsche Lufthansa AG, strike price 13.78 EUR, expires 05/16/06	(178,161)
(18,300)		Deutsche Lufthansa AG, strike price 14.60 EUR, expires 05/31/06	(4,299)
(159,000)		Diageo PLC, strike price 8.89 GBP, expires 05/16/06	(66,337)
(35,000)		E.On AG, strike price 94.72 EUR, expires 06/28/06	(71,441)
(43,000)		Eads, strike price 32.33 EUR, expires 06/28/06	(39,953)
(28,000)		ENI SpA, strike price 23.65 EUR, expires 05/31/06	(29,845)
(202,000)		ENI SpA, strike price 24.90 EUR, expires 06/28/06	(58,321)
(475)	[3]	Equitable Resources, Inc., strike price $40, expires 06/17/06	(7,125)
(19,000)		Fanuc Ltd., strike price 11,783.14 JPY, expires 06/07/06	(23,723)
(20,500)		Fast Retailing Co. Ltd., strike price 12,060.12 JPY, expires 06/07/06	(59,300)
(33,600)		Fomento de Construcciones y Contratas SA, strike price 65.44 EUR, expires 06/28/06	(84,004)
(64,000)		Fondiaria-Sai SpA, strike price 32.90 EUR, expires 06/28/06	(48,941)
(33,300)		Fortum Oyj, strike price 20.50 EUR, expires 05/31/06	(18,278)
(215,000)		Foschini Ltd., strike price 60 ZAR, expires 06/28/06	(135,400)
(575,000)		Foster’s Group Ltd., strike price 5.59 AUD, expires 06/21/06	(160,327)
(400)		Gerdau SA (ADR), strike price $16.62, expires 05/20/06	(60,000)
(270)		Gerdau SA (ADR), strike price $17.50, expires 06/17/06	(22,275)
(81,250)		Gestevision Telecinco SA, strike price 21.26 EUR, expires 06/28/06	(51,142)
(30)		Google, Inc., strike price $410, expires 05/20/06	(60,900)
(50)		Google, Inc., strike price $420, expires 05/20/06	(73,500)
(27)		Google, Inc., strike price $470, expires 06/17/06	(18,090)
(200,000)		Grupo Mexico SA de CV, strike price 38.70 MXN, expires 07/07/06	(34,631)
(782,000)		Grupo Televisa SA, strike price 49.04 MXN, expires 07/07/06	(66,785)
(4,150,000)		Guangdong Investments Ltd., strike price 3.82 HKD, expires 06/27/06	(16,914)
(132,900)		Hanson PLC, strike price 7.79 GBP, expires 06/28/06	(44,229)
(67,000)		Hennes & Mauritz AB, strike price 294.86 SEK, expires 05/16/06	(3,105)
(75,000)		Hitachi Construction Machinery Co. Ltd., strike price 3,244.19 JPY, expires 06/07/06	(95,558)
(34,000)		Honda Motor Co. Ltd., strike price 7,615.07 JPY, expires 06/07/06	(165,120)
(594,000)		Hong Kong Exchanges & Clearing Ltd., strike price 42.29 HKD, expires 05/24/06	(1,041,449)
(170)		IHC Caland NV, strike price 86 EUR, expires 05/19/06	(35,388)
(358,900)		IMI PLC, strike price 24.90 GBP, expires 06/28/06	(67,476)
(985)		Ing Groep NV, strike price 33 EUR, expires 06/16/06	(74,561)

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
APRIL 30, 2006

BlackRock World Investment Trust (BWC) (continued)

Contracts	Description	Value

	OUTSTANDING CALL OPTIONS WRITTEN—(cont’d )
(750)	Ingersoll-Rand Co. Ltd., strike price $42.50, expires 06/17/06	$(161,250)
(700)	Intersil Corp., strike price $28, expires 05/08/06	(119,000)
(790)	Intersil Corp., strike price $30, expires 06/17/06	(88,875)
(117,500)	Isetan Co. Ltd., strike price 2,699.34 JPY, expires 06/07/06	(21,772)
(233,000)	Kawasaki Heavy Industries Ltd., strike price 424.72 JPY, expires 05/30/06	(27,369)
(177,000)	Kelda Group PLC, strike price 7.86 GBP, expires 06/28/06	(51,085)
(180,000)	Kubota Corp., strike price 1,334.34 JPY, expires 06/07/06	(76,964)
(900,000)	Legal & General Group PLC, strike price 1.44 GBP, expires 05/16/06	(25,258)
(95,300)	Lion Nathan Ltd., strike price 8.15 AUD, expires 06/21/06	(22,083)
(242,000)	Lion Nathan Ltd., strike price 8.45 AUD, expires 05/24/06	(24,104)
(52,500)	Man AG, strike price 61.84 EUR, expires 06/28/06	(88,200)
(97,000)	Maruichi Steel Tube Ltd., strike price 3,025.68 JPY, expires 05/30/06	(8,359)
(200)	Marvell Technology Group Ltd., strike price $62.50, expires 06/17/06	(31,500)
(300)	Marvell Technology Group Ltd., strike price $65, expires 05/20/06	(12,000)
(720)	McDonald’s Corp., strike price $35, expires 05/20/06	(28,800)
(50,000)	Metso Oyj, strike price 32.50 EUR, expires 06/28/06	(65,916)
(296,000)	Milano Assicurazioni SpA, strike price 6.50 EUR, expires 05/16/06	(37)
(565,000)	Mitsubishi Heavy Industries Ltd., strike price 568.66 JPY, expires 05/30/06	(96,107)
(350)	Mitsubishi UFJ Financial Group, strike price 1,716,875 JPY, expires 05/30/06	(310,162)
(610)	Mizuho Financial Group, Inc., strike price 948,125 JPY, expires 05/30/06	(235,645)
(198,900)	National Express Group PLC, strike price 9.24 GBP, expires 06/28/06	(71,319)
(8,000)	Nestle SA, strike price 389.39 CHF, expires 06/28/06	(28,397)
(1,000,000)	New World Development Ltd., strike price 13.95 HKD, expires 05/24/06	(59,291)
(250)	Newmont Mining Corp., strike price $55, expires 06/17/06	(125,000)
(160)	Newmont Mining Corp., strike price $57.50, expires 05/20/06	(35,200)
(594,000)	Nippon Steel Corp., strike price 470.83 JPY, expires 05/30/06	(8,162)
(140,000)	Nordea Bank AB, strike price 95.19 SEK, expires 05/16/06	(28,470)
(23,200)	Norsk Hydro ASA, strike price 1,000.87 NOK, expires 06/28/06	(55,536)
(4,100)	Norsk Hydro ASA, strike price 903.20 NOK, expires 05/31/06	(31,784)
(858,600)	Old Mutual PLC, strike price 2.00 GBP, expires 06/28/06	(48,145)
(151,900)	Old Mutual PLC, strike price 2.09 GBP, expires 05/31/06	(1,773)
(55,200)	Oriflame Cosmetics SA (ADR), strike price 289 SEK, expires 06/28/06	(62,799)
(9,000)	Orix Corp., strike price 35,648.47 JPY, expires 05/30/06	(88,192)
(36,400)	Orkla ASA, strike price 352.49 NOK, expires 06/28/06	(24,713)
(116,000)	Osg Corp., strike price 2,440.83 JPY, expires 05/30/06	(108,680)
(80)	Petrochina Co. Ltd. (ADR), strike price $120, expires 05/20/06	(8,000)
(285)	Petrochina Co. Ltd. (ADR), strike price $120, expires 06/17/06	(69,825)
(476)	Petroleo Brasileiro SA (ADR), strike price $90, expires 05/20/06	(461,720)
(387,000)	Pilkington PLC, strike price 1.60 GBP, expires 05/16/06	(22,548)
(85,000)	Piraeus Bank SA, strike price 25.52 EUR, expires 06/09/06	(66,970)
(17,600)	Progress Energy, Inc., strike price $45.06, expires 05/19/06	(933)
(109,500)	Progress Energy, Inc., strike price $45.25, expires 05/19/06	(4,270)
(171,000)	Publishing & Broadcasting Ltd., strike price 17.97 AUD, expires 05/24/06	(106,284)
(154,500)	QBE Insurance Group Ltd., strike price 23.10 AUD, expires 06/21/06	(57,869)
(46,500)	Rautaruukki Oyj, strike price 28.71 EUR, expires 06/28/06	(59,046)
(38,500)	Rautaruukki Oyj, strike price 29.61 EUR, expires 05/16/06	(176)
(169,000)	Rexam PLC, strike price 5.66 GBP, expires 06/28/06	(17,502)
(211)	Reynolds American, Inc., strike price $110, expires 05/20/06	(48,530)
(14,100)	Reynolds American, Inc., strike price $110, expires 06/16/06	(44,841)
(19,500)	Roche Holding AG, strike price 195.15 CHF, expires 06/28/06	(59,976)
(23,500)	Rodamco Europe NV, strike price 86.86 EUR, expires 06/28/06	(81,656)
(150,000)	Royal Dutch Shell PLC, strike price 20.75 GBP, expires 06/28/06	(54,469)
(29,000)	RWE AG, strike price 72.33 EUR, expires 06/28/06	(45,042)
(54,300)	Sandvik AB, strike price 488.74 SEK, expires 06/28/06	(83,667)
(58,700)	Sempra Energy, strike price $46.47, expires 05/19/06	(39,617)
(126,000)	Shimizu Corp., strike price 828.97 JPY, expires 05/30/06	(28,607)
(93,900)	Skanska AB, strike price 133.11 SEK, expires 06/28/06	(32,240)
(156,000)	Skanska AB, strike price 134 SEK, expires 06/28/06	(47,880)
(250)	Societe Generale, strike price 125 EUR, expires 06/16/06	(59,926)
(18,739)	SSAB Svenskt Stal AB, strike price 379.88 SEK, expires 05/16/06	(147,111)
(12,896)	SSAB Svenskt Stal AB, strike price 380.97 SEK, expires 05/31/06	(101,788)
(27,700)	SSAB Svenskt Stal AB, strike price 453.90 SEK, expires 06/28/06	(51,539)

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
APRIL 30, 2006

BlackRock World Investment Trust (BWC) (continued)

Contracts	Description	Value

	OUTSTANDING CALL OPTIONS WRITTEN—(cont’d)
(202,000)	St. George Bank Ltd., strike price 31.11 AUD, expires 06/21/06	$(59,592)
(21,100)	Statoil ASA, strike price 179 NOK, expires 06/09/06	(64,144)
(83,500)	Statoil ASA, strike price 212.67 NOK, expires 06/28/06	(43,169)
(90,000)	Strategic Hotels & Resorts, Inc., strike price $23.28, expires 06/09/06	(40,320)
(220,000)	Sumitomo Heavy Industries Ltd., strike price 1,060.06 JPY, expires 05/30/06	(290,062)
(373,000)	Sumitomo Metal Industries Ltd., strike price 521.72 JPY, expires 05/30/06	(18,836)
(440)	Sumitomo Mitsui Financial Group, strike price 1,265,875 JPY, expires 05/30/06	(120,145)
(188,000)	Taisei Corp., strike price 552.05 JPY, expires 05/30/06	(10,870)
(380)	Teck Cominco Ltd., strike price 78 CAD, expires 05/20/06	(81,571)
(82,000)	Thyssenkrupp AG, strike price 26.62 EUR, expires 06/28/06	(111,521)
(270,000)	Truworths Intl. Ltd., strike price 27.96 ZAR, expires 06/28/06	(84,709)
(28,200)	UBS AG, strike price 2.24 CHF, expires 06/28/06	(106,656)
(19,500)	Umicore, strike price 123.29 EUR, expires 05/16/06	(118,805)
(11,300)	Umicore, strike price 125.80 EUR, expires 06/28/06	(87,695)
(292,000)	Unicredito Italiano SpA, strike price 6.09 EUR, expires 06/28/06	(36,913)
(35,000)	Unilever NV, strike price 58.79 EUR, expires 06/28/06	(28,885)
(468,900)	Unipol SpA, strike price 2.38 EUR, expires 06/28/06	(24,739)
(206,900)	United Utilities PLC, strike price 6.85 GBP, expires 06/28/06	(17,589)
(440)	UST, Inc., strike price $45, expires 06/07/06	(48,400)
(84,300)	Viridian Group PLC, strike price $10.32, expires 05/16/06	(1,353)
(70,000)	Viridian Group PLC, strike price 10.06 GBP, expires 06/09/06	(26,616)
(27,000)	Viridian Group PLC, strike price 9.87 GBP, expires 06/28/06	(17,253)
(41,799)	Wartsila Oyj, strike price 30.81 EUR, expires 05/16/06	(160,427)
(80,000)	Yara Intl. ASA, strike price 102.51 NOK, expires 06/28/06	(34,213)

	Total Outstanding Call Options Written (premium received ($9,366,711))	(11,701,059)

	Total outstanding options written (premium received ($9,489,805))	(11,793,349)

	Total investments net of outstanding options written—98.3%	$861,164,402
	Other assets in excess of liabilities—1.7%	14,501,205

	Net Assets—100.0%	$875,665,607

[1]	Non-income producing security.
[2]	Security, or a portion thereof, pledged as collateral for outstanding options written.
[3]	Security is fair valued.
[4]	Rate shown is yield to maturity as of April 30, 2006.
[5]

Cost for federal income tax purposes is $793,978,341. The net unrealized appreciation on a tax basis is $78,979,410, consisting of $83,279,048 gross unrealized appreciation and $4,299,638 gross unrealized depreciation.

KEY TO ABBREVIATIONS

ADR — American Depositary Receipts	DKK — Danish Krone	JPY — Japanese Yen	SEK — Swedish Krona
AUD — Australian Dollar	EUR — Euro	MXN — Mexican Peso	SGD — Singapore Dollar
CAD — Canadian Dollar	GBP — British Pound	NOK — Norwegian Krone	ZAR — South African Rand
CHF — Swiss Franc	HKD — Hong Kong Dollar	REIT — Real Estate Investment Trust

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES (unaudited) April 30, 2006

	Dividend AchieversTM Trust (BDV)	Enhanced Dividend AchieversTM Trust (BDJ)	Global Energy and Resources Trust (BGR)	Global Opportunities Equity Trust (BOE)

Assets
Investments at value[1]	$817,269,316	$991,931,366	$958,504,820	$332,290,192
Investments in affiliates	75,861	15,895	37,568	7,110
Cash	—	—	—	15,346
Foreign currency at value[2]	—	—	65,418	5,643,871
Receivable for investments sold	—	27,119,850	3,907,059	13,926,634
Unrealized gain on foreign currency exchange contracts	—	—	18,120	7,669
Dividend and interest receivable	2,454,063	2,916,212	2,161,316	1,420,523
Other assets	11,533	56,638	164,968	13,166

	819,810,773	1,022,039,961	964,859,269	353,324,511

Liabilities
Payable to custodian	—	1,005,313	—	—
Payable for investments purchased	—	13,979,710	5,632,099	8,699,493
Outstanding options written at value[3]	—	10,978,326	12,390,993	5,010,237
Unrealized loss on foreign currency exchange contracts	—	—	—	51
Investment advisory fee payable	428,091	806,324	908,659	272,417
Deferred Trustees’ fees	75,861	15,895	37,568	7,110
Licensing fee payable	264,080	323,656	—	—
Payable to affiliates	39,357	20,054	46,794	12,851
Other accrued expenses	138,823	229,785	188,563	129,085

	946,212	27,359,063	19,204,676	14,131,244

Net Assets	$818,864,561	$994,680,898	$945,654,593	$339,193,267

Composition of Net Assets
Par value	$54,518	$69,119	$29,766	$12,376
Paid-in capital in excess of par	753,930,684	988,421,646	709,335,050	294,894,948
Distributions in excess of net investment income or accumulated net investment loss	(11,882,798)	(27,847,504)	(10,153,823)	(10,795,941)
Accumulated net realized gain	14,984,317	13,631,157	50,858,408	26,704,077
Net unrealized appreciation	61,777,840	20,406,480	195,585,192	28,377,807

Net Assets, April 30, 2006	$818,864,561	$994,680,898	$945,654,593	$339,193,267

Net asset value per share[4]	$15.02	$14.39	$31.77	$27.41

[1] Investments at cost	$755,491,476	$969,493,582	$758,680,071	$302,080,155
[2] Foreign currency at cost	—	—	64,663	5,597,254
[3] Premium received	—	8,947,022	8,153,260	3,171,593
[4] Shares outstanding	54,518,315	69,119,387	29,766,217	12,376,932

See Notes to Financial Statements.

Health Sciences Trust (BME)	S&P Quality Rankings Global Equity Managed Trust (BQY)	Strategic Dividend AchieversTM Trust (BDT)	World Investment Trust (BWC)

$200,222,835	$105,407,636	$423,716,710	$872,957,751
5,718	28,249	39,610	38,584
—	—	—	—
—	66,199	—	32,557,199
25,047,287	—	—	33,943,194
—	—	—	69,607
65,689	215,172	719,303	3,784,509
15,927	9,380	62,217	28,648

225,357,456	105,726,636	424,537,840	943,379,492

—	—	—	186,250
19,018,348	—	—	54,395,868
716,131	—	—	11,793,349
—	—	—	374,817
171,735	64,061	260,535	705,256
5,718	28,249	39,610	38,584
—	50,316	138,147	—
11,120	7,902	40,335	7,135
62,786	64,554	135,510	212,626

19,985,838	215,082	614,137	67,713,885

$205,371,618	$105,511,554	$423,923,703	$875,665,607

$7,505	$6,033	$26,908	$51,920
178,795,001	86,129,717	376,494,750	742,511,141

(6,021,881)	(1,550,473)	(5,965,121)	(21,883,423)
21,282,446	1,282,001	3,541,187	78,787,925
11,308,547	19,644,276	49,825,979	76,198,044

$205,371,618	$105,511,554	$423,923,703	$875,665,607

$27.37	$17.49	$15.75	$16.87

$189,009,116	$85,767,663	$373,890,731	$793,601,235
—	66,199	—	32,561,135
810,959	—	—	9,489,805
7,504,817	6,033,028	26,908,028	51,919,893

STATEMENTS OF OPERATIONS (unaudited) For the six months ended April 30, 2006

	Dividend AchieversTM Trust (BDV)	Enhanced Dividend AchieversTM Trust (BDJ)	Global Energy and Resources Trust (BGR)	Global Opportunities Equity Trust (BOE)

Investment Income
Dividend income	$15,427,143	$19,385,865	$16,384,586	$5,515,220
Interest income	124,263	797,891	1,221,605	270,295
Foreign taxes withheld	(1,600)	—	(1,168,584)	(373,730)

Total investment income	15,549,806	20,183,756	16,437,607	5,411,785

Expenses
Investment advisory	2,577,469	4,872,606	5,269,607	1,542,332
Transfer agent	15,023	15,124	11,157	9,917
Custodian	56,624	128,273	76,205	118,132
Reports to shareholders	79,278	81,450	57,028	22,315
Trustees	42,173	42,173	42,173	15,372
Registration	32,580	22,316	16,860	15,620
Independent accountants	17,801	21,076	38,915	24,544
Legal	58,164	62,785	60,085	28,187
Insurance	23,537	44,631	25,899	9,910
Organization	—	—	—	—
License fee	396,534	487,261	—	—
Miscellaneous	31,847	33,519	35,999	11,903

Total expenses	3,331,030	5,811,214	5,633,928	1,798,232
Less fees waived by Advisor	—	—	(878,268)	—
Less fees paid indirectly	(13)	(426)	(1,087)	(247)

Net expense	3,331,017	5,810,788	4,754,573	1,797,985

Net investment income (loss)	12,218,789	14,372,968	11,683,034	3,613,800

Realized and Unrealized Gain
Net realized gain
Investments	14,984,317	(9,284,944)	42,302,220	24,089,788
Foreign currency	—	—	504,991	(294,647)
Options written	—	19,554,771	6,937,738	2,003,408

	14,984,317	10,269,827	49,744,949	25,798,549

Net change in unrealized appreciation (depreciation)
Investments	41,503,814	46,309,242	95,813,835	31,200,580
Foreign currency	—	—	10,241	183,737
Options written	—	(2,645,744)	(6,596,931)	(1,719,667)

	41,503,814	43,663,498	89,227,145	29,664,650

Net gain	56,488,131	53,933,325	138,972,094	55,463,199

Net Increase in Net Assets Resulting from Operations	$68,706,920	$68,306,293	$150,655,128	$59,076,999

See Notes to Financial Statements.

Health Sciences Trust (BME)	S&P Quality Rankings Global Equity Managed Trust (BQY)	Strategic Dividend AchieversTM Trust (BDT)	World Investment Trust (BWC)

$730,488	$1,819,322	$7,486,514	$11,790,245
250,321	10,371	52,144	1,265,323
(24,954)	(54,316)	(9,440)	(927,559)

955,855	1,775,377	7,529,218	12,128,009

1,035,571	374,215	1,555,306	3,915,398
9,917	9,890	9,890	12,397
66,489	39,062	39,160	182,280
12,308	12,308	43,621	37,192
11,901	7,417	28,683	35,952
10,538	988	12,851	17,108
17,963	22,987	21,358	25,787
22,136	10,464	37,762	55,886
6,561	3,316	14,145	37,192
—	—	—	15,000
—	74,843	207,374	—
10,042	10,730	24,487	16,782

1,203,426	566,220	1,994,637	4,350,974
—	—	—	—
(687)	(147)	(64)	(14,387)

1,202,739	566,073	1,994,573	4,336,587

(246,884)	1,209,304	5,534,645	7,791,422

16,881,648	332,231	3,541,187	69,607,688
(3,008)	15,126	—	(294,549)
3,363,555	—	—	9,180,237

20,242,195	347,357	3,541,187	78,493,376

(7,148,291)	11,104,312	19,590,844	74,101,652
—	(4,042)	—	(1,035,962)
289,139	—	—	(2,303,544)

(6,859,152)	11,100,270	19,590,844	70,762,146

13,383,043	11,447,627	23,132,031	149,255,522

$13,136,159	$12,656,931	$28,666,676	$157,046,944

STATEMENTS OF CHANGES IN NET ASSETS
For the six months ended April 30, 2006 (unaudited) and the periods ended October 31, 2005

	Dividend AchieversTM Trust (BDV)		Enhanced Dividend AchieversTM Trust (BDJ)		Global Energy and Resources Trust (BGR)

	2006	2005	2006	2005[1]	2006	2005[1]

Increase (Decrease) in Net Assets

Operations:[1]

Net investment income (loss)	$12,218,789	$23,614,570	$14,372,968	$3,952,652	$11,683,034	$16,774,089
Net realized gain (loss)	14,984,317	15,243,788	10,269,827	6,436,934	49,744,949	37,898,119
Net change in unrealized appreciation/depreciation	41,503,814	(15,121,002)	43,663,498	(23,257,018)	89,227,145	106,358,047

Net increase (decrease) in net assets resulting from operations	68,706,920	23,737,356	68,306,293	(12,867,432)	150,655,128	161,030,255

Dividends and Distributions:
Net investment income[2]	(24,533,243)	(23,075,649)	(42,233,535)	(3,943,349)	(22,324,664)	(16,085,666)
Net realized gain	—	(15,543,438)	—	(3,086,844)	(19,599,565)	(17,401,328)
Tax return of capital	—	(10,447,397)	—	—	—	—

Total dividends and distributions	(24,533,243)	(49,066,484)	(42,233,535)	(7,030,193)	(41,924,229)	(33,486,994)

Capital Share Transactions:
Net proceeds from the issuance of common shares	—	—	—	901,085,239	—	633,917,815
Net proceeds from the underwriters’over-allotment option exercised	—	—	—	85,920,000	—	75,462,618
Reinvestment of dividends and distributions	—	—	362,797	1,137,729	—	—

Net proceeds from capital share transactions	—	—	362,797	988,142,968	—	709,380,433

Total increase (decrease) in net assets	44,173,677	(25,329,128)	26,435,555	968,245,343	108,730,899	836,923,694

Net Assets:
Beginning of period	774,690,884	800,020,012	968,245,343	—	836,923,694	—

End of period	$818,864,561	$774,690,884	$994,680,898	$968,245,343	$945,654,593	$836,923,694

End of period distributions in excess of net investment income or accumulated net investment loss	$(11,882,798)	$431,656	$(27,847,504)	$13,063	$(10,153,823)	$(17,183)

[1]

Commencement of investment operations for Enhanced Dividend Achievers, Global Energy and Resources, Global Opportunities, Health Sciences and World Investment were August 31, 2005, December 29, 2004, May 31, 2005, March 31, 2005 and October 28, 2005, respectively. This information includes the initial investment by BlackRock Funding, Inc. The other Trusts’ statements are for a full year.

[2]	A portion of the dividends from net investment income for the six months ended April 30, 2006 may be deemed a tax return of capital or net realized gain at fiscal year end.

See Notes to Financial Statements.

Global Opportunities Equity Trust (BOE)		Health Sciences Trust (BME)		S&P Quality Rankings Global Equity Managed Trust (BQY)		Strategic Dividend AchieversTM Trust (BDT)		World Investment Trust (BWC)

2006	2005[1]	2006	2005[1]	2006	2005	2006	2005	2006	2005[1]

$3,613,800	$4,538,040	$(246,884)	$(219,209)	$1,209,304	$3,239,854	$5,534,645	$12,356,145	$7,791,422	$131,346
25,798,549	2,962,997	20,242,195	7,008,118	347,357	3,103,187	3,541,187	11,640,949	78,493,376	—

29,664,650	(1,286,843)	(6,859,152)	18,167,699	11,100,270	2,340,194	19,590,844	5,015,723	70,762,146	5,435,898

59,076,999	6,214,194	13,136,159	24,956,608	12,656,931	8,683,235	28,666,676	29,012,817	157,046,944	5,567,244

(14,078,760)	(2,881,081)	(5,769,327)	—	(3,547,149)	(2,262,385)	(12,108,614)	(11,808,745)	(29,526,642)	—
—	(4,060,409)	—	(5,769,328)	—	(2,262,386)	—	(11,832,166)	—	—
—	—	—	—	—	—	—	(576,314)	—	—

(14,078,760)	(6,941,490)	(5,769,327)	(5,769,328)	(3,547,149)	(4,524,771)	(12,108,614)	(24,217,225)	(29,526,642)	—

—	286,020,006	—	178,817,506	—	—	—	—	75,035,025	667,413,497

—	4,775,000	—	—	—	—	—	—	—	—

—	4,127,318	—	—	—	—	—	—	129,539	—

—	294,922,324	—	178,817,506	—	—	—	—	75,164,564	667,413,497

44,998,239	294,195,028	7,366,832	198,004,786	9,109,782	4,158,464	16,558,062	4,795,592	202,684,866	672,980,741

294,195,028	—	198,004,786	—	96,401,772	92,243,308	407,365,641	402,570,049	672,980,741	—

$339,193,267	$294,195,028	$205,371,618	$198,004,786	$105,511,554	$96,401,772	$423,923,703	$407,365,641	$875,665,607	$672,980,741

$(10,795,941)	$(36,334)	$(6,021,881)	$(2,662)	$(1,550,473)	$777,246	$(5,965,121)	$608,848	$(21,883,423)	$146,346

FINANCIAL HIGHLIGHTS

BlackRock Dividend AchieversTM Trust (BDV)

	For the Six Months Ended April 30, 2006 (unaudited)	For the Year Ended October 31, 2005	For the Period December 23, 2003[1] through October 31, 2004

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$14.21	$14.67	$14.33 [2]

Investment operations:
Net investment income	0.23	0.43	0.37
Net realized and unrealized gain	1.03	0.01	0.66

Net increase from investment operations	1.26	0.44	1.03

Dividends and distributions from:
Net investment income	(0.45)[3]	(0.43)	(0.38)
Net realized gain	—	(0.28)	—
Tax return of capital	—	(0.19)	(0.29)

Total dividends and distributions	(0.45)	(0.90)	(0.67)

Capital charges with respect to issuance of shares	—	—	(0.02)

Net asset value, end of period	$15.02	$14.21	$14.67

Market price, end of period	$12.98	$12.77	$14.98

TOTAL INVESTMENT RETURN[4]	5.15%	(9.25)%	4.62%

RATIOS TO AVERAGE NET ASSETS:
Total expenses	0.83%[5]	0.84%	0.83%[5]
Net expenses	0.83%[5]	0.84%	0.83%[5]
Net investment income	3.04%[5]	2.93%	3.00%[5]

SUPPLEMENTAL DATA:
Average net assets (000)	$811,851	$805,289	$777,731
Portfolio turnover	11%	27%	6%
Net assets, end of period (000)	$818,865	$774,691	$800,020

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]	A portion of the dividends from net investment income may be deemed a tax return of capital or net realized gain at fiscal year end.
[4]

Total investment return is calculated assuming a purchase of a share at the current market price on the first day and a sale at the current market price on the last day of the period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[5]	Annualized.

The information in the above Financial Highlights represents the unaudited operating performance for a share outstanding, total investment return, ratios to average net assets and other supplemental data for the period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock Enhanced Dividend AchieversTM Trust (BDJ)

	For the Six Months Ended April 30, 2006 (unaudited)	For the Period August 31, 2005[1] through October 31, 2005

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$14.01	$14.33 [2]

Investment operations:
Net investment income	0.21	0.06
Net realized and unrealized loss	0.78	(0.26)

Net increase (decrease) from investment operations	0.99	(0.20)

Dividends and distributions from:
Net investment income	(0.61)[3]	(0.06)
Net realized gain	—	(0.04)

Total dividends and distributions	(0.61)	(0.10)

Capital charges with respect to issuance of shares	—	(0.02)

Net asset value, end of period	$14.39	$14.01

Market price, end of period	$13.30	$13.79

TOTAL INVESTMENT RETURN[4]	0.78%	(7.40)%

RATIOS TO AVERAGE NET ASSETS:[5]
Total expenses	1.19%	1.25%
Net expenses	1.19%	1.25%
Net investment income	2.93%	2.44%

SUPPLEMENTAL DATA:
Average net assets (000)	$988,667	$953,303
Portfolio turnover	60%	5%
Net assets, end of period (000)	$994,681	$968,245

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]	A portion of the dividends from net investment income may be deemed a tax return of capital or net realized gain at fiscal year end.
[4]

Total investment return is calculated assuming a purchase of a share at the current market price on the first day and a sale at the current market price on the last day of each year reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[5]	Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock Global Energy and Resources Trust (BGR)

	For the Six Months Ended April 30, 2006 (unaudited)	For the Period December 29, 2004[1] through October 31, 2005

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$28.12	$23.88 [2]

Investment operations:
Net investment income	0.41	0.56
Net realized and unrealized gain	4.65	4.85

Net increase from investment operations	5.06	5.41

Dividends and distributions from:
Net investment income	(0.75)[3]	(0.54)
Net realized gain	(0.66)	(0.59)

Total dividends and distributions	(1.41)	(1.13)

Capital charges with respect to issuance of shares	—	(0.04)

Net asset value, end of period	$31.77	$28.12

Market price, end of period	$27.12	$25.16

TOTAL INVESTMENT RETURN[4]	13.52%	5.10%

RATIOS TO AVERAGE NET ASSETS:[5]
Net expenses	1.02%	1.10%
Total expenses	1.21%	1.30%
Net investment income after fees waived	2.51%	2.59%

SUPPLEMENTAL DATA:
Average net assets (000)	$939,018	$770,023
Portfolio turnover	21%	64%
Net assets, end of period (000)	$945,655	$836,924

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $1.12 per share sales charge from the initial offering price of $25.00 per share.
[3]	A portion of the dividends from net investment income may be deemed a tax return of capital or net realized gain at fiscal year end.
[4]

Total investment return is calculated assuming a purchase of a share at the current market price on the first day and a sale at the current market price on the last day of the period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[5]	Annualized.

The information in the above Financial Highlights represents the unaudited operating performance for a share outstanding, total investment return, ratios to average net assets and other supplemental data for the period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock Global Opportunities Equity Trust (BOE)

	For the Six Months Ended April 30, 2006 (unaudited)	For the Period May 31, 2005[1] through October 31, 2005

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$23.77	$23.88 [2]

Investment operations:
Net investment income	0.27	0.37
Net realized and unrealized gain	4.51	0.13

Net increase from investment operations	4.78	0.50

Dividends and distributions from:
Net investment income	(1.14)[3]	(0.23)
Net realized gain	—	(0.33)

Total dividends and distributions	(1.14)	(0.56)

Capital charges with respect to issuance of shares	—	(0.05)

Net asset value, end of period	$27.41	$23.77

Market price, end of period	$25.80	$23.88

TOTAL INVESTMENT RETURN[4]	13.22%	(2.21)%

RATIOS TO AVERAGE NET ASSETS:[5]
Total expenses	1.07%	1.19%
Net expenses	1.07%	1.19%
Net investment income	2.15%	3.66%

SUPPLEMENTAL DATA:
Average net assets (000)	$338,670	$294,175
Portfolio turnover	118%	55%
Net assets, end of period (000)	$339,193	$294,195

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $1.12 per share sales charge from the initial offering price of $25.00 per share.
[3]	A portion of the dividends from net investment income may be deemed a tax return of capital or net realized gain at fiscal year end.
[4]

Total investment return is calculated assuming a purchase of a share at the current market price on the first day and a sale at the current market price on the last day of the period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[5]	Annualized.

The information in the above Financial Highlights represents the unaudited operating performance for a share outstanding, total investment return, ratios to average net assets and other supplemental data for the period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock Health Sciences Trust (BME)

	For the Six Months Ended April 30, 2006 (unaudited)	For the Period March 31, 2005[1] through October 31, 2005

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$26.38	$23.88 [2]

Investment operations:
Net investment loss	(0.03)	(0.03)
Net realized and unrealized gain	1.79	3.30

Net increase from investment operations	1.76	3.27

Dividends and distributions from:
Net investment income	(0.77)[3]	—
Net realized gain	—	(0.77)

Total dividends and distributions	(0.77)	(0.77)

Net asset value, end of period	$27.37	$26.38

Market price, end of period	$24.98	$25.19

TOTAL INVESTMENT RETURN[4]	2.11%	3.81%

RATIOS TO AVERAGE NET ASSETS:[5]
Total expenses	1.19%	1.18%
Net expenses	1.19%	1.18%
Net investment loss	(0.24)%	(0.19)%

SUPPLEMENTAL DATA:
Average net assets (000)	$204,172	$192,836
Portfolio turnover	117%	104%
Net assets, end of period (000)	$205,372	$198,005

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $1.12 per share sales charge from the initial offering price of $25.00 per share.
[3]	A portion of the dividends from net investment income may be deemed a tax return of capital or net realized gain at fiscal year end.
[4]

Total investment return is calculated assuming a purchase of a share at the current market price on the first day and a sale at the current market price on the last day of the period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[5]	Annualized.

The information in the above Financial Highlights represents the unaudited operating performance for a share outstanding, total investment return, ratios to average net assets and other supplemental data for the period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

S&P Quality Rankings Global Equity Managed Trust (BQY)

	For the Six Months Ended April 30, 2006 (unaudited)	For the Year Ended October 31, 2005	For the Period May 28, 2004[1] through October 31, 2004

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$15.98	$15.29	$14.33 [2]

Investment operations:
Net investment income	0.20	0.56	0.21
Net realized and unrealized gain	1.90	0.88	0.96

Net increase from investment operations	2.10	1.44	1.17

Dividends and distributions from:
Net investment income	(0.59)[3]	(0.37)	(0.17)
Net realized gain	—	(0.38)	—
Tax return of capital	—	—	(0.02)

Total dividends and distributions	(0.59)	(0.75)	(0.19)

Capital charges with respect to issuance of shares	—	—	(0.02)

Net asset value, end of period	$17.49	$15.98	$15.29

Market price, end of period	$15.15	$14.54	$13.80

TOTAL INVESTMENT RETURN[4]	8.41%	10.97%	(6.80)%

RATIOS TO AVERAGE NET ASSETS:
Total expenses	1.08%[5]	1.14%	1.23%[5]
Net expenses	1.08%[5]	1.14%	1.23%[5]
Net investment income	2.31%[5]	3.35%	3.27%[5]

SUPPLEMENTAL DATA:
Average net assets (000)	$105,508	$96,697	$87,094
Portfolio turnover	2%	38%	4%
Net assets, end of period (000)	105,512	$96,402	$92,243

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]	A portion of the dividends from net investment income may be deemed a tax return of capital or net realized gain at fiscal year end.
[4]

Total investment return is calculated assuming a purchase of a share at the current market price on the first day and a sale at the current market price on the last day of the period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[5]	Annualized.

The information in the above Financial Highlights represents the unaudited operating performance for a share outstanding, total investment return, ratios to average net assets and other supplemental data for the period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock Strategic Dividend AchieversTM Trust (BDT)

	For the Six Months Ended April 30, 2006 (unaudited)	For the Year Ended October 31, 2005	For the Period March 30, 2004[1] through October 31, 2004

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$15.14	$14.96	$14.33 [2]

Investment operations:
Net investment income	0.21	0.46	0.18
Net realized and unrealized gain	0.85	0.62	0.92

Net increase from investment operations	1.06	1.08	1.10

Dividends and distributions from:
Net investment income	(0.45)[3]	(0.46)	(0.17)
Net realized gain	—	(0.42)	—
Tax return of capital	—	(0.02)	(0.28)

Total dividends and distributions	(0.45)	(0.90)	(0.45)

Capital charges with respect to issuance of shares	—	—	(0.02)

Net asset value, end of period	$15.75	$15.14	$14.96

Market price, end of period	$13.85	$13.20	$14.54

TOTAL INVESTMENT RETURN[4]	8.38%	(3.46)%	0.01%

RATIOS TO AVERAGE NET ASSETS:
Total expenses	0.95%[5]	0.96%	0.99%[5]
Net expenses	0.95%[5]	0.96%	0.99%[5]
Net investment income	2.63%[5]	3.01%	2.18%[5]

SUPPLEMENTAL DATA:
Average net assets (000)	$424,008	$410,719	$377,074
Portfolio turnover	1%	24%	1%
Net assets, end of period (000)	$423,924	$407,366	$402,570

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]	A part of the dividends from net investment income may be deemed a tax return of capital or net realized gain at fiscal year end.
[4]

Total investment return is calculated assuming a purchase of a share at the current market price on the first day and a sale at the current market price on the last day of the period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[5]	Annualized.

The information in the above Financial Highlights represents the unaudited operating performance for a share outstanding, total investment return, ratios to average net assets and other supplemental data for the period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock World Investment Trust (BWC)

	For the Six Months Ended April 30, 2006 (unaudited)	For the Period October 28, 2005[1] through October 31, 2005

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$14.42	$14.33 [2]

Investment operations:
Net investment income	0.15	—
Net realized and unrealized gain	2.87	0.11

Net increase from investment operations	3.02	0.11

Distributions from net investment income	(0.57)	—

Capital charges with respect to issuance of shares	—	(0.02)

Net asset value, end of period	$16.87	$14.42

Market price, end of period	$16.53	$15.08

TOTAL INVESTMENT RETURN[3]	13.62%	0.53%

RATIOS TO AVERAGE NET ASSETS:
Total expenses	1.00%[5]	1.23%[4]
Net expenses	1.00%[5]	1.23%[4]
Net investment income	1.80%[5]	2.59%[4]

SUPPLEMENTAL DATA:
Average net assets (000)	$874,421	$667,368
Portfolio turnover	95%	—%
Net assets, end of period (000)	$875,666	$672,981

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]

Total investment return is calculated assuming a purchase of a share at the current market price on the first day and a sale at the current market price on the last day of the period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[4]

The Trust incurred certain expenses that were for a full year, which were not annualized. If these expenses were annualized the total expenses and net investment income ratios would have been 2.39% and 1.44%, respectively.

[5]	Annualized.

The information in the above Financial Highlights represents the unaudited operating performance for a share outstanding, total investment return, ratios to average net assets and other supplemental data for the period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s shares.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (unaudited)

Note 1. Organization & Accounting Policies

BlackRock Dividend AchieversTM Trust (“Dividend Achievers”), BlackRock Enhanced Dividend AchieversTM Trust (“Enhanced Dividend Achievers”), BlackRock Global Energy and Resources Trust (“Global Energy and Resources”), BlackRock Global Opportunities Equity Trust (“Global Opportunities”), BlackRock Health Sciences Trust (“Health Sciences”), BlackRock S&P Quality Rankings Global Equity Managed Trust (“S&P Quality Rankings”), BlackRock Strategic Dividend AchieversTM Trust (“Strategic Dividend Achievers”) and BlackRock World Investment Trust (“World Investment”) (collectively, the “Trusts”) are organized as Delaware statutory trusts. All Trusts, except Global Energy and Resources and Health Sciences, are registered as diversified, closed-end management investment companies under the Investment Company Act of 1940, as amended. Global Energy and Resources and Health Sciences are registered as non-diversified, closed-end management investment companies under the Investment Company Act of 1940, as amended.

          Under the Trusts’ organizational documents, their officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trusts. In addition, in the normal course of business, the Trusts enter into contracts with their vendors and others that provide for general indemnifications. The Trusts’ maximum exposure under these arrangements are unknown as this would involve future claims that may be made against the Trusts. However, based on experience, the Trusts consider the risk of loss from such claims to be remote.

          The following is a summary of significant accounting policies followed by the Trusts.

Investment Valuation: The Trusts value most of their investments on the basis of current market quotations provided by dealers or pricing services selected under the supervision of each Trust’s Board of Trustees (the “Board”). In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures based on valuation technology commonly employed in the market for such investments. Exchange-traded options are valued at their last sales price as of the close of options trading on applicable exchanges. In the absence of a last sale, options are valued at the average of the quoted bid and asked prices as of the close of business. Over-the-counter (“OTC”) options quotations are provided by dealers selected under the supervision of the Board. Considerations utilized by dealers in valuing OTC options include, but are not limited to, volatility factors of the underlying security, price movement of the underlying security in relation to the strike price and the time left until expiration of the option. Investments in open-end investment companies are valued at net asset value per share. Short-term debt investments having a remaining maturity of 60 days or less when purchased and debt investments originally purchased with maturities in excess of 60 days but which currently have maturities of 60 days or less may be valued at amortized cost. Any investments or other assets for which current market quotations are not readily available are valued at their fair value (“Fair Value Assets”) as determined in good faith under procedures established by and under the general supervision and responsibility of the Trusts’Board. The investment advisor and/or sub-advisor will submit its recommendations regarding the valuation and/or valuation methodologies for Fair Value Assets to a valuation committee. The valuation committee may accept, modify or reject any recommendations. The pricing of all Fair Value Assets shall be subsequently reported to the Board.

          When determining the price for a Fair Value Asset, the investment advisor and/or sub-advisor shall seek to determine the price that the Trust might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that advisor and/or sub-advisor deems relevant.

Investment Transactions and Investment Income: Investment transactions are recorded on trade date. The cost of investments and the related gain or loss is determined by the use of the specific identification method, generally high cost, for both financial reporting and federal income tax purposes. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed. These dividends are recorded as soon as the Trusts are informed of the ex-dividend date. Dividend income on foreign securities is recorded net of any applicable withholding tax.

Forward Currency Contracts: Certain Trusts may enter into forward currency contracts primarily to facilitate settlement of purchases and sales of foreign securities and to help manage the overall exposure to foreign currency. A forward contract is a commitment to purchase or sell a foreign currency at a future date (usually the security transaction settlement date) at a negotiated forward rate. In the event that a security fails to settle within the normal settlement period, the forward currency contract is renegotiated at a new rate. The gain or loss arising from the difference between the settlement value of the original and renegotiated forward contracts is isolated and is included in net realized gains or losses from foreign currency transactions. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contract.

          Forward currency contracts, when used by the Trusts, help to manage the overall exposure to the foreign currency backing some of the investments held by the Trusts. Forward currency contracts are not meant to be used to eliminate all of the exposure to the foreign currency, rather they allow the Trusts to limit their exposure to foreign currency within a narrow band consistent with the objectives of the Trusts.

Foreign Currency Translation: Foreign currency amounts are translated into United States dollars on the following basis:

(i) market value of investment securities, other assets and liabilities at the current rate of exchange.

(ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

          The Trusts do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. The Trusts report forward foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

          Net realized and unrealized foreign exchange gains and losses includes realized foreign exchange gains and losses from sales and maturities of foreign portfolio securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of interest and discount recorded on the Trusts’ books and the U.S. dollar equivalent amounts actually received or paid and changes in unrealized foreign exchange gains and losses in the value of portfolio securities and other assets and liabilities arising as a result of changes in the exchange rate.

          Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin, including unanticipated movements in the value of the foreign currency relative to the U.S. dollar.

Option Writing/Purchasing: When the Trusts write or purchase an option, an amount equal to the premium received or paid by the Trusts are recorded as liabilities or assets and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Trusts on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or the proceeds from the sale in determining whether the Trusts have realized a gain or a loss on investment transactions. The Trusts, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

          A call option gives the purchaser of the option the right (but not obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying position at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right (but not the obligation) to sell and obligates the writer to buy (when the option is exercised) the underlying position at the exercise price at any time or at a specified time during the option period.

          Enhanced Dividend Achievers, Global Energy and Resources and Health Sciences will not sell put options if, as a result, more than 50% of the Trust’s total assets not covering written calls and potential obligations arising from those written calls, would be required to cover its potential obligations under put options and its hedging and other investment transactions.

          The main risk that is associated with purchasing options is that the option expires without being exercised. In this case, the option expires worthless and the premium paid for the option is considered the loss. The risk associated with writing call options is that the Trusts may forgo the opportunity for a profit if the market value of the underlying position increases and the option is exercised. The risk in writing put options is that the Trusts may incur a loss if the market value of the underlying position decreases and the option is exercised. In addition, the Trusts risk not being able to enter into a closing transaction for the written option as the result of an illiquid market.

          Certain Trusts may invest in over-the-counter (“OTC”) options. OTC options differ from exchange-listed options in that they are two-party contracts, with exercise price, premium and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-listed options. The counterparties to these transactions typically will be major international banks, broker-dealers and financial institutions. The Trusts may be required to restrict the sale of securities being used to cover certain written OTC options. The OTC options written by the Trust will not be issued, guaranteed or cleared by the Options Clearing Corporation. In addition, the Trusts’ ability to terminate the OTC options may be more limited than with exchange-traded options. Banks, broker-dealers or other financial institutions participating in such transaction may fail to settle a transaction in accordance with the terms of the option as written. In the event of default or insolvency of the counterparty, the Trusts may be unable to liquidate an OTC option position.

Segregation: In cases in which the Investment Company Act of 1940, as amended (the “1940 Act”), and the interpretive positions of the Securities and Exchange Commission (the “Commission”) require a Trust to segregate assets in connection with certain investments (e.g., call options written), each Trust will, consistent with certain interpretive letters issued by the Commission, designate on its books and records cash or liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated.

Federal Income Taxes: It is each Trust’s intention to continue to be treated as a regulated investment company under the Internal Revenue Code and to distribute sufficient amounts of their taxable income to shareholders. Therefore, no federal income tax provisions have been recorded.

Dividends and Distributions: All Trusts except Enhanced Dividend Achievers and World Investment declare and pay dividends and distributions to shareholders quarterly from net investment income, net realized short-term capital gains and, if necessary, other sources. Enhanced Dividend Achievers and World Investment declare and pay dividends and distributions to shareholders monthly from net investment income, net realized short-term capital gains and, if necessary, other sources. Net long-term capital gains, if any, in excess of loss carryforwards may be distributed annually. If the total dividends and distributions made in any tax year exceeds net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a tax-free return of capital. Dividends and distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates and such differences may be material.

Deferred Compensation and BlackRock Closed-End Share Equivalent Investment Plan: Under the deferred compensation plan approved by the Board, non-interested Trustees are required to defer a portion of their annual complex-wide compensation pursuant to the plan. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of other BlackRock closed-end trusts selected by the Trustees. These amounts are shown on the Statement of Assets and Liabilities as “Investment in Affiliates”. This has the same economic effect for the Trustees as if the Trustees had invested the deferred amounts in such Trusts.

          The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Trusts. The Trusts may, however, elect to invest in common shares of those Trusts selected by the Trustees in order to match its deferred compensation obligations.

          Other: Expenses that are directly related to one of the Trusts are charged directly to that Trust. Other operating expenses are generally prorated to the Trusts on the basis of relative net assets of all of the BlackRock Closed-End Trusts.

Note 2. Agreements

The Trusts have an Investment Management Agreement with BlackRock Advisors, Inc. (the “Advisor”), a wholly owned subsidiary of BlackRock, Inc. BlackRock Financial Management, Inc. (“BFM”) a wholly owned subsidiary of BlackRock, Inc., serves as sub-advisor to Dividend Acheivers, Enhanced Dividend Achievers, S&P Quality Rankings, Strategic Dividend Achievers and World Investment. State Street Research and Management Company, a wholly owned subsidiary of BlackRock, serves as sub-advisor to Global Energy and Resources. BlackRock, Inc. is an indirect majority owned subsidiary of The PNC Financial Services Group, Inc. The Investment Management Agreement covers both investment advisory and administration services.

          The Trusts’ investment advisory fees paid to the Advisor are computed weekly, accrued daily and payable monthly, based on an annual rate, 0.65% for Dividend Achievers, 1.00% for Enhanced Dividend Achievers, 1.20% for Global Energy and Resources, 1.00% for Global Opportunites, 1.00% for Health Sciences, 0.75% for S&P Quality Rankings, 0.75% for Strategic Dividend Achievers, and 1.00% for World Investment, of the Trust’s average weekly managed assets. Because the Trusts have no present intention of borrowing for investment purposes, the Trusts’“managed assets” will generally be equal to the Trusts’net assets. The Adviser has voluntarily agreed to waive a portion of the investment advisory fees or some other expenses on Global Energy and Resources as a percentage of its average weekly managed assets as follows: 0.20% for the first five years of the Trust’s operations, 0.15% in year six, 0.10% in year seven and 0.05% in year eight.

          The Advisor pays BFM fees for its sub-advisory services.

          Pursuant to the Investment Management Agreement, the Advisor provides continuous supervision of the investment portfolios and pays the compensation of officers of the Trusts who are affiliated persons of the Advisor, as well as occupancy and certain clerical and accounting costs of the Trusts. The Trusts bear all other costs and expenses, which include reimbursements to the Advisor for cost of employees that provide pricing, secondary market support and compliance support to the Trusts. For the six months ended April 30, 2006, the Trusts reimbursed the Advisor the following amounts which are included in miscellaneous expenses in the Statement of Operations:

Trust	Amount	Trust	Amount

Dividend Achievers	$14,837	Health Sciences	$5,082
Enhanced Dividend Achievers	14,836	S&P Quality Rankings	2,720
Global Energy and Resources	17,356	Strategic Dividend Achievers	12,364
Global Opportunities	6,943	World Investment	6,934

          Pursuant to terms of each Trust’s custody agreement, each Trust may receive earnings credits from its custodian for positive cash balances maintained, which are used to offset custody fees. These credits are shown on the Statement of Operations as “fees paid indirectly.”

Dividend Achievers Universe: Dividend Achievers, Enhanced Dividend Achievers and Strategic Dividend Achievers have been granted a revocable license by Mergent®, Inc. (“Mergent®”) to use the Dividend AchieversTM universe of common stocks. If Mergent® revokes each such Trust’s license to use the Dividend AchieversTM universe, the Board of that Trust may need to adopt a new investment strategy and/or new investment policies. There is no assurance that a Trust would pursue or achieve its investment objective during the period in which it implements these replacement investment policies or strategies. “Mergent®’’ and “Dividend AchieversTM’’ are trademarks of Mergent® and have been licensed for use by Dividend Achievers, Enhanced Dividend Achievers and Strategic Dividend Achievers. The products are not sponsored, endorsed, sold or promoted by Mergent® and Mergent® makes no representation regarding the advisability of investing in any of these three Trusts. The Trusts are required to pay a quarterly licensing fee, which is shown on the Statement of Operations.

S&P Quality Rankings: S&P Quality Rankings has been granted a license by Standard & Poor’s®, (“S&P®”) to use the S&P Quality Rankings and the S&P International Quality Rankings. If S&P® terminates the license to use either the S&P Quality Rankings or the S&P International Quality Rankings, the Board may need to adopt a new investment strategy and/or new investment polices. There is no assurance that the Trust would pursue or achieve its investment objective during the period in which it implements these replacement investment policies or strategies. “Standard & Poor’s®”, “S&P®”, “Standard & Poor’s Earnings and Dividend Rankings”, “S&P Earnings and Dividend Rankings”, “Standard & Poor’s Quality Rankings”, “Standard & Poor’s International Quality Rankings”, “S&P International Quality Rankings” and “S&P Quality Rankings” are trademarks of Standard & Poor’s® and have been licensed for use by the Trust. The Trust is not sponsored, managed, advised, sold or promoted by Standard & Poor’s®. The Trust is required to pay a quarterly licensing fee, which is shown on the Statement of Operations.

Note 3. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended April 30, 2006, were as follows:

Trust	Purchases	Sales

Dividend Achievers	$86,549,631	$100,359,937
Enhanced Dividend Achievers	570,204,458	604,038,616
Global Energy and Resources	176,216,444	215,890,209
Global Opportunities	347,609,063	356,157,498
Health Sciences	227,019,284	226,374,359
S&P Quality Rankings	2,497,356	4,383,641
Strategic Dividend Achievers	2,326,300	11,885,132
World Investment	851,382,050	749,370,732

Transactions in options written during the six months ended April 30, 2006, were as follows:

	Calls		Puts

Trust	Contracts	Premiums	Contracts	Premiums

Enhanced Dividends Achievers
Options outstanding at beginning of period	9,088,434	11,692,285	—	—
Options written	21,314,892	28,531,011	294,800	705,899
Options expired	(8,686,977)	(12,448,000)	(1,520)	(42,694)
Options exercised	(9,502,423)	(11,208,419)	(250)	(22,124)
Options closed	(4,914,233)	(7,755,726)	(290,780)	(505,210)

Options outstanding at end of period	7,299,693	8,811,151	2,250	135,871

Global Energy and Resources
Options outstanding at beginning of period	1,200,301	3,523,235	7,176	2,577,037
Options written	1,328,059	20,389,335	53,075	5,687,853
Options expired	(964,123)	(3,273,772)	(21,167)	(2,849,867)
Options exercised	(707,134)	(1,891,642)	(4,297)	(776,007)
Options closed	(481,450)	(11,078,848)	(29,757)	(4,154,064)

Options outstanding at end of period	375,653	7,668,308	5,030	484,952

Global Opportunities
Options outstanding at beginning of period	18,556,352	2,763,454	1,065	203,297
Options written	49,359,052	12,013,919	40,568,990	876,546
Options expired	(17,336,512)	(2,902,365)	(40,200,745)	(565,498)
Options exercised	(20,430,284)	(5,723,159)	(132,605)	(176,583)
Options closed	(17,862,631)	(3,009,624)	(136,705)	(308,393)

Options outstanding at end of period	12,285,977	3,142,225	100,000	29,369

Health Science
Options outstanding at beginning of period	189,062	972,545	136,308	479,035
Options written	849,008	4,173,651	103,636	1,117,063
Options expired	(248,968)	(967,558)	(77,986)	(481,612)
Options exercised	(323,283)	(824,845)	(608)	(53,637)
Options closed	(378,964)	(2,633,772)	(160,365)	(969,911)

Options outstanding at end of period	86,855	720,021	985	90,938

World Investment
Options outstanding at beginning of period	606,500	41,658	—	—
Options written	237,064,669	38,101,255	131,441,270	1,905,607
Options expired	(146,382,309)	(8,014,043)	(130,647,200)	(1,247,226)
Options exercised	(49,231,603)	(14,787,743)	(234,345)	(285,312)
Options closed	(15,183,349)	(5,974,416)	(305,225)	(249,975)

Options outstanding at end of period	26,873,908	9,366,711	254,500	123,094

As of April 30, 2006, portfolio securities subject to covered call options written by Enhanced Dividend Achievers, Global Energy and Resources, Global Opportunities, Health Sciences and World Investment were valued at $398,764,975, $153,612,716, $142,404,076, $56,715,973 and $347,466,160, respectively.

Details of open forward foreign currency exchange contracts at April 30, 2006, were as follows:

Trust	Foreign Currency Bought	Settlement Date	Contract to Purchase	Value at Settlement Date (US$)	Value at April 30, 2006 (US$)	Unrealized Appreciation/ (Depreciation)

Global Energy and Resources	Norwegian Krone	5/02/06	11,824,829	$1,899,876	$1,917,996	$18,120

Global Opportunities	Swedish Krona	5/02/06	3,258,381	437,925	442,769	$4,845
	Swedish Krona	5/03/06	5,926,859	802,554	805,378	2,824

						$7,669

World Investment	Euro	5/02/06	3,783,275	4,737,417	4,773,005	$35,588
	Euro	6/13/06	19,700	24,881	24,927	46
	Mexican Peso	5/02/06	59,918,640	5,407,575	5,413,927	6,352
	Mexican Peso	6/19/06	7,541,340	679,561	678,885	(676)
	Danish Krone	5/01/06	20,537,382	3,447,315	3,473,053	25,738
	Swedish Krona	5/03/06	1,136,599	153,906	154,448	542

						$67,590

Trust	Foreign Currency Sold	Settlement Date	Contract to Sell	Value at Settlement Date (US$)	Value at April 30, 2006 (US$)	Unrealized Appreciation/ (Depreciation)

Global Opportunities	Japanese Yen	5/02/06	1,974,775	$17,292	$17,343	$(51)

World Investment	Euro	6/13/06	9,700	11,831	12,274	$(443)
	Euro	6/13/06	20,600	26,089	26,066	23
	New Zealand Dollar	6/19/06	10,131,609	6,144,821	6,448,632	(303,811)
	New Zealand Dollar	6/19/06	96,500	61,166	61,421	(255)
	Mexican Peso	5/02/06	71,341,148	6,411,247	6,446,004	(34,757)
	Mexican Peso	6/19/06	24,751,889	2,212,202	2,236,448	(24,246)
	Mexican Peso	6/19/06	1,875,000	170,109	168,791	1,318
	Swiss Franc	5/02/06	130,271	104,551	105,040	(489)
	Japanese Yen	5/02/06	393,588,151	3,446,481	3,456,621	(10,140)

						$(372,800)

Note 4. Income Tax Information

The tax character of distributions paid during the year ended October 31, 2005, was as follows:

	Period ended October 31, 2005

Distributions paid from:	Ordinary Income	Non-taxable Return of Capital	Long-term Capital Gains	Total Distributions

Dividend Achievers	$23,075,649	$10,447,397	$15,543,438	$49,066,484
Enhanced Dividend Achievers	7,018,953	—	11,240	7,030,193
Global Energy and Resources	33,486,994	—	—	33,486,994
Global Opportunities	6,941,490	—	—	6,941,490
Health Sciences	5,769,328	—	—	5,769,328
S&P Quality Rankings	2,840,269	—	1,684,502	4,524,771
Strategic Dividend Achievers	12,358,425	576,314	11,282,486	24,217,225

          For Federal income tax purposes, the Trusts had no capital loss carryforwards as of October 31, 2005.

Note 5. Capital

There are an unlimited number of $0.001 par value common shares of beneficial interest authorized for the Trusts.
At April 30. 2006, the shares owned by affiliates of the Advisor of the Trusts were as follows:

Trust	Common Shares Owned

Dividend Achievers	8,028
Enhanced Dividend Achievers	8,028
Global Energy and Resources	4,817
Global Opportunities	4,817
Health Sciences	4,817
S&P Quality Rankings	8,028
Strategic Dividend Achievers	8,028
World Investment	8,028

          Transactions in common shares of beneficial interest from the period ended October 31, 2005 and the six months ended April 30, 2006, were as follows:

Trust	Initial Public Offering	Underwriters’ Exercising the Over-allotment Option	Reinvestment of Dividends and Distributions for the period ended October 31, 2005	Reinvestment of Dividends and Distributions for the six months ended April 30, 2006

Enhanced Dividend Achievers	63,008,028	6,000,000	80,554	30,805
Global Energy and Resources	26,604,817	3,161,400	—	—
Global Opportunities	12,004,817	200,000	172,115	—
Health Sciences	7,504,817	—	—	—
World Investment	46,674,695	5,237,000	—	8,198

          Offering costs incurred in connection with the Trusts’ offering of common shares have been charged against the proceeds from the initial common share offering of the common shares for Enhanced Dividend Achievers, Global Energy and Resources, Global Opportunities, Health Sciences and World Investment in the amounts of $1,204,762, $1,154,191, $610,000, $312,750 and $1,216,509, respectively.

Note 6. Distributions

Subsequent to April 30, 2006, the Board declared distributions per common share for Enhanced Dividend Achievers, Global Opportunities, S&P Quality Rankings and World Investment payable May 31, 2006, to shareholders of record on May 15, 2006 and for Dividend Achievers, Global Energy and Resources, Health Sciences and Strategic Dividend Achievers payable June 30, 2006, to shareholders of record on June 15, 2006. The per share distributions declared were as follows:

Trust	Distribution per Common Share

Dividend Achievers	$0.225000
Enhanced Dividend Achievers	0.101875
Global Energy and Resources	0.375000
Global Opportunities	0.568750
Health Sciences	0.383475
S&P Quality Rankings	0.225000
Strategic Dividend Achievers	0.225000
World Investment	0.113750

DIVIDEND REINVESTMENT PLANS

          Pursuant to each Trust’s Dividend Reinvestment Plan (the “Plan”), common shareholders are automatically enrolled to have all distributions reinvested by The Bank of New York (the “Plan Agent”) in the respective Trust’s shares pursuant to the Plan. Shareholders who elect not to participate in the Plan will receive all distributions in cash paid by check and mailed directly to the shareholders of record (or if the shares are held in street or other nominee name, then to the nominee) by the Plan Agent.

          The Plan Agent serves as agent for the shareholders in administering the Plan. After a Trust declares a distribution, the Plan Agent will acquire shares for the participants’ accounts, depending upon the circumstances described below, either (i) through receipt of unissued but authorized shares from the Trust (“newly issued shares”) or (ii) by purchase of outstanding shares on the open market, on the Trust’s primary exchange or elsewhere (“open-market purchases”). If, on the distribution payment date, the net asset value per share (“NAV”) is equal to or less than the market price per share plus estimated brokerage commissions (such condition being referred to herein as “market premium”), the Plan Agent will invest the distribution amount in newly issued shares on behalf of the participants. The number of newly issued shares to be credited to each participant’s account will be determined by dividing the dollar amount of the distribution by the NAV on the date the shares are issued. However, if the NAV is less than 95% of the market price on the payment date, the dollar amount of the distribution will be divided by 95% of the market price on the payment date. If, on the distribution payment date, the NAV is greater than the market value per share plus estimated brokerage commissions (such condition being referred to herein as “market discount”), the Plan Agent will invest the distribution amount in shares acquired on behalf of the participants in open-market purchases.

          Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Administrator prior to the distribution record date; otherwise such termination or resumption will be effective with respect to any subsequently declared distribution.

          The Plan Agent’s fees for the handling of the reinvestment of distributions will be paid by each Trust. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open market purchases in connection with the reinvestment of distributions. The automatic reinvestment of distributions will not relieve participants of any Federal income tax that may be payable on such distributions.

          Each Trust reserves the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan; however, each Trust reserves the right to amend the Plan to include a service charge payable by the participants. Participants that request a sale of shares through the Plan Agent are subject to a $2.50 sales fee and a $0.15 per share sold brokerage commission. All correspondence concerning the Plan should be directed to the Plan Agent at The Bank of New York, Dividend Reinvestment Department, P.O. Box 1958, Newark, New Jersey 07101-9774; or by calling 1-866-216-0242.

ADDITIONAL INFORMATION (Unaudited)

          On February 15, 2006, BlackRock, Inc. (“BlackRock”) and Merrill Lynch & Co., Inc. (“Merrill Lynch”) announced that they had entered into an agreement pursuant to which Merrill Lynch would contribute its investment management business, Merrill Lynch Investment Managers, to BlackRock, one of the largest publicly traded investment management firms in the United States, to form a new asset management company that will be one of the world’s preeminent, diversified global money management organizations with approximately $1 trillion in assets under management. Based in New York, BlackRock currently manages assets for institutional and individual investors worldwide through a variety of equity, fixed income, cash management and alternative investment products. The new company will operate under the BlackRock name and be governed by a board of directors with a majority of independent members. The new company will offer a full range of equity, fixed income, cash management and alternative investment products with strong representation in both retail and institutional channels, in the U.S. and in non-U.S. markets, It will have over 4,500 employees in 18 countries and a major presence in most key markets, including the United States, the United Kingdom, Asia, Australia, the Middle East and Europe. Merrill Lynch will own no more than 49.8% of the total issued and outstanding capital stock of the new company and it will own no more than 45% of the new company’s common stock, and The PNC Financial Services Group, Inc. (“PNC”), which currently holds a majority interest in BlackRock, will retain approximately 34% of the new company’s common stock. Each of Merrill Lynch and PNC has agreed that it will vote all of its shares on all matters in accordance with the recommendation of BlackRock’s board. Completion of the transaction is subject to various regulatory approvals, client consents, approval by BlackRock shareholders and customary conditions. The transaction has been approved by the boards of directors of Merrill Lynch, BlackRock and PNC and is expected to close at the end of the third quarter of 2006.

          The Trusts listed for trading on the New York Stock Exchange (NYSE) have filed with the NYSE their chief executive officer certification regarding compliance with the NYSE’s listing standards and the Trusts listed for trading on the American Stock Exchange (AMEX) have filed with the AMEX their corporate governance certification regarding compliance with the AMEX’s listing standards. All of the Trusts have filed with the Securities and Exchange Commission the certification of its chief executive officer and chief financial officer required by section 302 of the Sarbanes-Oxley Act.

          During the period, there were no material changes in any Trusts’ investment objective or policies or to the Trusts’ charters or by-laws that were not approved by the shareholders or in the principle risk factors associated with investment in the Trusts. There have been no changes in the persons who are primarily responsible for the day-to-day management of the Trusts’ portfolios.

          The Trusts do not make available copies of their respective Statements of Additional Information because the Trusts’ share are not continuously offered, which means that the Statement of Additional Information of each Trust has not been updated after completion of such Trust’s offering and the information contained in each Trust’s Statement of Additional Information may have become outdated.

          Quarterly performance and other information regarding the Trusts may be found on BlackRock’s website, which can be accessed at http://www.blackrock.com/funds/cefunds/index.html. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Trusts and does not, and is not intended, to incorporate BlackRock’s website into this report.

          Certain officers of the Trusts listed on the inside back cover of this Report to Shareholders are also officers of the Advisor or Sub-Advisor. They serve in the following capacities for the Advisor or Sub-Advisor; Robert S. Kapito—Director and Vice Chairman of the Advisor and the Sub-Advisor, Henry Gabbay, Anne Ackerley and Bartholomew Battista—Managing Directors of the Advisor and the Sub-Advisor, James Kong and Vincent B. Tritto—Managing Director of the Sub-Advisor, and Brian P. Kindelan—Managing Director of the Advisor.

SECTION 19 NOTICES

Set forth below is a summary of notices sent by each Trust, if any, pursuant to Section 19 of the Investment Company Act of 1940. Section 19 requires each Trust to accompany dividend payments with a notice if any part of that payment is from a source other than accumulated net investment income, not including profits or losses from the sale of securities or other properties. These notices are not for tax reporting purposes and were provided only for informational purposes in order to comply with the requirements of Section 19. In January 2007, after the completion of each Trust’s tax year, shareholders will receive a Form 1099-DIV which will reflect the amount of income, capital gain and return of capital paid by the Trust taxable in calendar year 2006 and reportable on your 2006 federal and other income tax returns.

		Total distributions	Net Investment Income	Distributions from proceeds from the sale of securities	Distributions from return of capital

BlackRock Dividend Achievers Trust (BDV)

	Dec-05	$0.225000	$0.086066	$—	$0.138934
	Mar-06	0.225000	0.096591	—	0.128409

BlackRock Enhanced Dividend Achievers (BDJ)

	Nov-05	0.101875	0.033958	0.067917	—
	Dec-05	0.101875	0.048815	—	0.053060
	Jan-06	0.101875	0.011091	0.015544	0.075240
	Feb-06	0.101875	0.046023	0.045532	0.010320
	Mar-06	0.101875	0.019866	0.016602	0.065407
	Apr-06	0.101875	0.043406	0.058469	—

BlackRock Global Energy and Resources Trust (BGR)

	Dec-05	0.375000	0.212097	0.162903	—
	Mar-06	0.375000	0.150958	0.224042	—

BlackRock Global Opportunities (BOE)

	Nov-05	0.568750	0.013140	0.177575	0.378035
	Feb-06	0.568750	0.092067	0.476683	—

BlackRock Health Sciences Trust (BME)

	Dec-05	0.384375	—	0.384375	—
	Mar-06	0.384375	—	0.384375	—

BlackRock S&P Quality Ranking Global Equity Managed Trust (BQY)

	Nov-05	0.225000	—	0.225000	—
	Feb-06	0.225000	0.195815	—	0.029185

BlackRock Strategic Dividend Achievers Trust (BDT)

	Dec-05	0.225000	0.083658	—	0.141342
	Mar-06	0.225000	0.093469	—	0.131531

BlackRock World Investment Trust (BWC)

	Dec-05	0.113750	0.022195	0.091555	—
	Jan-06	0.113750	—	0.113750	—
	Feb-06	0.113750	0.006664	0.107086	—
	Mar-06	0.113750	0.038181	0.075569	—
	Apr-06	0.113750	0.053925	0.059825	—

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BlackRock Closed-End Funds

Trustees
Ralph L. Schlosstein, Chairman
Andrew F. Brimmer, Lead Trustee
Richard E. Cavanagh
Kent Dixon
Frank J. Fabozzi
Kathleen F. Feldstein
R. Glenn Hubbard
Robert S. Kapito

Officers
Robert S. Kapito, President
Henry Gabbay, Treasurer
Bartholomew Battista, Chief Compliance Officer
Anne Ackerley, Vice President
James Kong, Assistant Treasurer
Vincent B. Tritto, Secretary
Brian P. Kindelan, Assistant Secretary

Investment Advisor
BlackRock Advisors, Inc.
100 Bellevue Parkway
Wilmington, DE 19809
(800) 227-7BFM

Sub-Advisor
BlackRock Financial Management, Inc.[1]
40 East 52nd Street
New York, NY 10022

State Street Research & Management Co.[2]
One Financial Center
Boston, MA 02111

Accounting Agent
The Bank of New York
2 Hanson Place
Brooklyn, NY 11217

Custodian
The Bank of New York
100 Colonial Center Parkway
Suite 200
Lake Mary, FL 32746

Transfer Agent
The Bank of New York
P.O. Box 11258
Church Street Station
New York, NY 10286
(866) 216-0242

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116

Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
Four Times Square
New York, NY 10036

Legal Counsel – Independent Trustees
Debevoise & Plimpton LLP
919 Third Avenue
New York, NY 10022

          This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Trust shares. Statements and other information contained in this report are as dated and are subject to change.

BlackRock Closed-End Funds
c/o BlackRock Advisors, Inc.
100 Bellevue Parkway
Wilmington, DE 19809
(800) 227-7BFM

1 For all Trusts except Global Energy and Resources.
2 For Global Energy and Resources.

The Trusts will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Trusts at (866) 216-0242.

The Trusts have delegated to the Advisor the voting of proxies relating to their voting securities pursuant to the Advisor’s proxy voting policies and procedures. You may obtain a copy of these proxy voting policies and procedures, without charge, by calling (866)216-0242. These policies and procedures are also available on the website of the Securities and Exchange Commission (the “Commission”) at http://www.sec.gov.

Information on how proxies relating to the Trusts’ voting securities were voted (if any) by the Advisor during the most recent 12-month period ended June 30th is available without charge, upon request, by calling (866) 216-0242 or on the website of the Commission at http://www.sec.gov.

The Trusts file their complete schedule of portfolio holdings for the first and third quarters of their respective fiscal years with the Commission on Form N-Q. Each Trust’s Form N-Q will be available on the Commission’s website at http://www.sec.gov. Each Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Each Trust’s Form N-Q may also be obtained, upon request, by calling (866) 216-0242.

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Trust shares. Statements and other information contained in this report are as dated and are subject to change.

CEF-SEMI-7

Item 2. Code of Ethics.
Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.
Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.
Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.
Not applicable for semi-annual reports.

Item 6. Schedule of Investments.
The Registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.
No such purchases were made during the period covered by this report.

Item 10. Submission of Matters to a Vote of Security Holders.
No matters were voted on by shareholders during the period covered by this report.

Item 11. Controls and Procedures. (a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported within the required time periods and that information required to be disclosed by the Registrant in this Form N-CSR was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a -3(d))) that occurred during the Registrant’s last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Not applicable.

(a) (2) Separate certifications of the Principal Executive and Financial Officers pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 furnished as EX-99.CERT.

(b) Certification of Principal Executive and Financial Officers pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 furnished as EX-99.906 CERT.

2

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      BlackRock Strategic Dividend AchieversTM Trust

By:      /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer
Date: July 6, 2006

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:      /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: Principal Executive Officer
Date: July 6, 2006

By:      /s/ Henry Gabbay
Name: Henry Gabbay
Title: Principal Financial Officer
Date: July 6, 2006

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